Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jan. 31, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	SHERWIN WILLIAMS CO
Entity Central Index Key	0000089800
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 7,465,078,339
Entity Common Stock, Shares Outstanding		107,242,439

Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Statements of Consolidated Income [Abstract]
Net sales	$ 7,776,424		$ 7,094,249		$ 7,979,727
Cost of goods sold	4,295,346		3,831,080		4,480,927
Gross profit	3,481,078		3,263,169		3,498,800
Percent to net sales	44.80%		46.00%		43.80%
Selling, general and administrative expenses	2,728,122		2,534,775		2,643,580
Percent to net sales	35.10%		35.70%		33.10%
Other general expense - net	3,803		33,620		19,319
Impairment of trademarks and goodwill	4,484		14,144		54,604
Loss on dissolution of a foreign subsidiary			21,923
Interest expense	70,595		40,026		65,684
Interest and net investment income	(2,929)		(2,393)		(3,930)
Other (income) expense - net	(781)		(1,743)		5,068
Income before income taxes	677,784		622,817		714,475
Income taxes	215,299		186,969		237,599
Net income	$ 462,485		$ 435,848		$ 476,876
Net income per common share:
Net income per common share - basic	$ 4.28	[1]	$ 3.8	[1]	$ 4.04	[1]
Net income per common share - diluted	$ 4.21	[1]	$ 3.78	[1]	$ 4	[1]

[1]	Presented using the two-class method. See Note 16.

Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 58,585	$ 69,329	$ 26,212
Accounts receivable, less allowance	916,661	696,055	769,985
Inventories
Finished goods	743,953	630,683	749,405
Work in process and raw materials	173,748	107,805	114,795
Total Inventory	917,701	738,488	864,200
Deferred income taxes	127,348	121,276	97,568
Other current assets	193,427	144,871	151,240
Total current assets	2,213,722	1,770,019	1,909,205
Goodwill	1,102,458	1,014,825	1,006,712
Intangible assets	320,504	279,413	299,963
Deferred pension assets	248,333	245,301	215,637
Other assets	332,100	195,612	124,117
Property, plant and equipment:
Land	106,101	85,166	85,485
Buildings	668,506	600,687	580,216
Machinery and equipment	1,617,530	1,512,218	1,564,221
Construction in progress	34,038	23,086	26,560
Total gross property, plant and equipment	2,426,175	2,221,157	2,256,482
Less allowances for depreciation	1,474,057	1,402,472	1,396,357
Total net property, plant and equipment	952,118	818,685	860,125
Total Assets	5,169,235	4,323,855	4,415,759
Current liabilities:
Short-term borrowings	388,592	22,674	516,438
Accounts payable	909,649	674,766	738,093
Compensation and taxes withheld	253,247	176,538	194,787
Accrued taxes	62,547	76,499	58,510
Current portion of long-term debt	7,875	12,267	13,570
Other accruals	442,030	430,924	415,338
Total current liabilities	2,063,940	1,393,668	1,936,736
Long-term debt	648,326	782,670	303,727
Postretirement benefits other than pensions	295,896	283,784	248,603
Other long-term liabilities	551,633	372,783	321,045
Shareholders' equity:
Common stock - $1.00 par value; 107,020,728, 109,436,869 and 117,035,117 shares outstanding at December 31, 2010, December 31, 2009 and December 31, 2008, respectively	231,346	228,647	227,147
Preferred stock - convertible, no par value: 216,753 shares outstanding at December 31, 2010, December 31, 2009 and December 31, 2008	216,753	216,753	216,753
Unearned ESOP compensation	(216,753)	(216,753)	(216,753)
Other capital	1,222,909	1,068,963	1,016,362
Retained earnings	4,824,489	4,518,428	4,245,141
Treasury stock, at cost	(4,390,983)	(4,007,633)	(3,472,384)
Cumulative other comprehensive loss	(278,321)	(317,455)	(410,618)
Total shareholders' equity	1,609,440	1,490,950	1,605,648
Total Liabilities and Shareholders' Equity	$ 5,169,235	$ 4,323,855	$ 4,415,759

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Shareholders' equity:
Common stock, par value	$ 1	$ 1	$ 1
Common stock, shares outstanding	107,020,728	109,436,869	117,035,117
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, shares outstanding	216,753	216,753	216,753

Statements of Consolidated Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES
Net income	$ 462,485	$ 435,848	$ 476,876
Adjustments to reconcile net income to net operating cash:
Depreciation	140,347	145,186	143,191
Amortization of intangible assets	34,964	25,718	22,320
Impairment of trademarks and goodwill	4,484	14,144	54,604
Loss on dissolution of a foreign subsidiary	0	21,923
Provisions for environmental-related matters	7,089	24,705	6,947
Provisions for (net credit from) qualified exit costs	(3,811)	21,832	12,081
Deferred income taxes	20,070	(8,605)	30,365
Defined benefit pension plans net cost (credit)	18,104	31,367	(8,171)
Income tax effect of ESOP on other capital	(7,515)	(13,411)	30,628
Stock-based compensation expense	42,276	23,271	41,114
Net increase in postretirement liability	4,627	1,103	2,223
Decrease in non-traded investments	53,407	42,805	44,480
Loss on disposition of assets	2,720	972	6,440
Other	3,330	(436)	8,760
Change in working capital accounts:
(Increase) decrease in accounts receivable	(111,113)	108,190	68,494
(Increase) decrease in inventories	(82,060)	145,867	(2,472)
Increase (decrease) in accounts payable	155,116	(82,607)	16,349
(Decrease) increase in accrued taxes	(19,410)	11,836	(5,778)
Increase (decrease) in accrued compensation and taxes withheld	75,210	(21,579)	(25,610)
Increase (decrease) in refundable income taxes	16,059	(2,267)	5,119
Other	(78,910)	(12,767)	(24,880)
Costs incurred for environmental - related matters	(30,880)	(36,986)	(22,369)
Costs incurred for qualified exit costs	(11,275)	(12,322)	(5,643)
Other	11,276	(4,601)	1,165
Net operating cash	706,590	859,186	876,233
INVESTING ACTIVITIES
Capital expenditures	(125,162)	(91,328)	(117,203)
Acquisitions of businesses, net of cash acquired	(298,161)	(15,440)	(68,688)
Proceeds from sale of assets	8,335	5,599	11,130
Increase in other investments	(74,961)	(29,230)	(62,067)
Net investing cash	(489,949)	(130,399)	(236,828)
FINANCING ACTIVITIES
Net increase (decrease) in short-term borrowings	357,835	(494,989)	(136,793)
Proceeds from long-term debt	14,798	491,736	19,721
Payments of long-term debt	(159,422)	(20,094)	(6,336)
Costs associated with repurchase of long-term debt	(22,192)
Payments of cash dividends	(156,424)	(162,561)	(165,111)
Proceeds from stock options exercised	102,209	36,596	37,475
Income tax effect of stock-based compensation exercises and vesting	19,676	7,645	11,897
Treasury stock purchased	(375,677)	(530,363)	(392,702)
Other	(4,371)	(10,800)	(6,061)
Net financing cash	(223,568)	(682,830)	(637,910)
Effect of exchange rate changes on cash	(3,817)	(2,840)	(2,608)
Net (decrease) increase in cash and cash equivalents	(10,744)	43,117	(1,113)
Cash and cash equivalents at beginning of year	69,329	26,212	27,325
Cash and cash equivalents at end of year	58,585	69,329	26,212
Taxes paid on income	137,872	146,385	109,408
Interest paid on debt	$ 78,747	$ 41,106	$ 64,929

Statements of Consolidated Shareholders Equity and Comprehensive Income (USD $) In Thousands	Common Stock	Preferred Stock	Unearned ESOP Compensation	Other Capital	Retained Earnings [Member]	Treasury Stock [Member]	Cumulative Other Comprehensive Loss [Member]	Total
Beginning Balance at Dec. 31, 2007	$ 225,577	$ 324,733	$ (324,733)	$ 897,656	$ 3,935,485	$ (3,074,388)	$ (198,603)	$ 1,785,727
Comprehensive income:
Net income					476,876			476,876
Foreign currency translation							(89,116)	(89,116)
Net actuarial gains (losses) and prior service costs recognized for employee benefit plans, net of taxes of $75,939, ( $10,285) and ( $8,948) in December, 2008, 2009 and 2010 respectively							(121,561)	(121,561)
Unrealized net gains losses on securities and derivative instruments used in cash flow hedges net of taxes of $515 and ( $144) in December 31, 2008 and 2009, respectively							(1,338)	(1,338)
Comprehensive income								264,861
Treasury stock purchased				(838)		(392,702)		(393,540)
Redemption of preferred stock		(107,980)	107,980
Income tax effect of ESOP				30,628				30,628
Stock options exercised	1,275			36,200		(5,294)		32,181
Income tax effect of stock options exercised				11,897				11,897
Restricted stock and stock option grants (net activity)	295			40,819				41,114
Cash dividends - $1.40, $1.42 and $1.44 per common share in December 31, 2008, 2009 and 2010, respectively					(165,111)			(165,111)
Cumulative-effect adjustment to initially apply new accounting standard related to split-dollar life insurance arrangements					(2,109)			(2,109)
Ending Balance at Dec. 31, 2008	227,147	216,753	(216,753)	1,016,362	4,245,141	(3,472,384)	(410,618)	1,605,648
Comprehensive income:
Net income					435,848			435,848
Foreign currency translation							75,622	75,622
Net actuarial gains (losses) and prior service costs recognized for employee benefit plans, net of taxes of $75,939, ( $10,285) and ( $8,948) in December, 2008, 2009 and 2010 respectively							17,168	17,168
Unrealized net gains losses on securities and derivative instruments used in cash flow hedges net of taxes of $515 and ( $144) in December 31, 2008 and 2009, respectively							373	373
Comprehensive income								529,011
Treasury stock purchased						(530,363)		(530,363)
Income tax effect of ESOP				(13,411)				(13,411)
Stock options exercised	1,071			35,525		(4,886)		31,710
Income tax effect of stock options exercised				7,645				7,645
Restricted stock and stock option grants (net activity)	429			22,842				23,271
Cash dividends - $1.40, $1.42 and $1.44 per common share in December 31, 2008, 2009 and 2010, respectively					(162,561)			(162,561)
Ending Balance at Dec. 31, 2009	228,647	216,753	(216,753)	1,068,963	4,518,428	(4,007,633)	(317,455)	1,490,950
Comprehensive income:
Net income					462,485			462,485
Foreign currency translation							25,131	25,131
Net actuarial gains (losses) and prior service costs recognized for employee benefit plans, net of taxes of $75,939, ( $10,285) and ( $8,948) in December, 2008, 2009 and 2010 respectively							13,527	13,527
Unrealized net gain on securities, net of taxes of ( $183) in December 2010							476	476
Comprehensive income								501,619
Treasury stock purchased						(375,677)		(375,677)
Income tax effect of ESOP				(7,515)				(7,515)
Stock options exercised	2,351			99,857		(7,673)		94,535
Income tax effect of stock options exercised				19,676				19,676
Restricted stock and stock option grants (net activity)	348			41,928				42,276
Cash dividends - $1.40, $1.42 and $1.44 per common share in December 31, 2008, 2009 and 2010, respectively					(156,424)			(156,424)
Ending Balance at Dec. 31, 2010	$ 231,346	$ 216,753	$ (216,753)	$ 1,222,909	$ 4,824,489	$ (4,390,983)	$ (278,321)	$ 1,609,440

Statements of Consolidated Shareholders Equity and Comprehensive Income (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Tax effect of net actuarial gains (losses) and prior service costs recognized for employee benefit plans	$ (8,948)	$ (10,285)	$ 75,939
Tax effect of unrealized net gains/losses on securities and derivative instruments used in cash flow hedges		(144)	515
Tax effect of unrealized net gain on securities	(183)
Cash dividends	$ 1.44	$ 1.42	$ 1.4
Retained Earnings [Member]
Cash dividends	$ 1.44	$ 1.42	$ 1.4
Cumulative Other Comprehensive Loss [Member]
Tax effect of net actuarial gains (losses) and prior service costs recognized for employee benefit plans	(8,948)	(10,285)	75,939
Tax effect of unrealized net gains/losses on securities and derivative instruments used in cash flow hedges		(144)	515
Tax effect of unrealized net gain on securities	$ (183)

Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
     Consolidation. The consolidated financial statements include the accounts of The Sherwin-Williams Company and its wholly owned subsidiaries (collectively, “the Company.”) Inter-company accounts and transactions have been eliminated.
     Use of estimates. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those amounts.
     Nature of operations. The Company is engaged in the development, manufacture, distribution and sale of paint, coatings and related products to professional, industrial, commercial and retail customers primarily in North and South America, with additional operations in the Caribbean region, Europe and Asia.
     Reportable segments. See Note 19 for further details.
     Cash flows. Management considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
     Fair value of financial instruments. The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
          Cash and cash equivalents: The carrying amounts reported for Cash and cash equivalents approximate fair value.
          Short-term investments: The carrying amounts reported for Short-term investments approximate fair value.
     Investments in securities: Investments classified as available-for-sale are carried at market value. See the recurring fair value measurement table on page 47.
     Non-traded investments: The Company has invested in the U.S. affordable housing and historic renovation real estate markets. These non-traded investments have been identified as variable interest entities. However, because the Company does not have the power to direct the day-to-day operations of the investments and the risk of loss is limited to the amount of contributed capital, the Company is not considered the primary beneficiary. In accordance with the Consolidation Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), the investments are not consolidated. The Company uses the effective yield method to determine the carrying value of the investments. Under the effective yield method, the initial cost of the investments is amortized over the period that the tax credits are recognized. The carrying amounts of the investments, included in Other assets, were  $198,023,  $88,249 and  $33,095 at December 31, 2010, 2009 and 2008, respectively. The liabilities recorded on the balance sheets for estimated future capital contributions to the investments were  $194,807,  $82,564 and  $30,172 at December 31, 2010, 2009 and 2008, respectively.
     Short-term borrowings: The carrying amounts reported for Short-term borrowings approximate fair value.
     Long-term debt (including current portion): The fair values of the Company’s publicly traded debt, shown below, are based on quoted market prices. The fair values of the Company’s non-traded debt, also shown below, are estimated using discounted cash flow analyses, based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. See Note 8.

	December 31,
	2010		2009		2008
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value	Amount	Value
Publicly traded debt	$632,375	$662,193	$768,300	$741,989	$284,014	$291,464
Non-traded debt	23,826	22,454	26,637	25,105	33,283	29,805
     Derivative instruments: The Company utilizes derivative instruments as part of its overall financial risk management policy. The Company entered into option and forward currency exchange contracts in 2010, 2009 and 2008 primarily to hedge against foreign currency risk exposure. See Note 14. During 2009 and 2008, the Company entered into swaps to partially hedge forecasted future commodity purchases. These hedges were designated as cash flow hedges under the Derivatives and Hedging Topic of the ASC. There were no derivative contracts outstanding at December 31, 2010. The fair values of these derivative instruments were included in Other current assets or Other accruals and were insignificant at December 31, 2009 and 2008. During 2009 and 2008, the Company reclassified insignificant gains and losses from Cumulative other comprehensive loss into earnings. The Company does not use derivative instruments for speculative purposes.
     Fair value measurements. The following tables summarize the Company’s assets and liabilities measured on a recurring and non-recurring basis in accordance with the Fair Value Measurements and Disclosures Topic of the ASC:
Assets and Liabilities Reported at Fair Value on a Recurring Basis

		Quoted Prices in		Significant
	Fair Value at	Active Markets	Significant Other	Unobservable
	December 31,	for Identical	Observable Inputs	Inputs
	2010	Assets (Level 1)	(Level 2)	(Level 3)
Assets:
Deferred compensation plan asset (a)	$18,235	$14,557	$3,678

Total assets at fair value	$18,235	$14,557	$3,678

Liabilities:
Deferred compensation plan liability (b)	$22,905	$22,905

Total liabilities at fair value	$22,905	$22,905

(a)	The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $17,423.

(b)	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices.
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis

		Quoted Prices in		Significant
	Fair Value at	Active Markets	Significant Other	Unobservable
	December 31,	for Identical	Observable	Inputs
	2010	Assets (Level 1)	Inputs (Level 2)	(Level 3)
Trademarks (a)	$2,709			$2,709
Fixed assets (b)	1,721		$1,721

	$4,430		$1,721	$2,709

(a)	As a result of the 2010 annual impairment test performed in accordance with the Intangibles Topic of the ASC, trademarks with a carrying value of $2,829 were written down to their calculated fair value of $2,709. In addition, finite-lived trademarks with a carrying value of $4,364 were written-down to their immaterial estimated net realizable value. See Note 5.

(b)	Fixed assets totaling $5,062 were written down to their estimated net realizable value of $1,721 in accordance with the Disposal of Long-Lived Assets Subtopic of ASC 360. See Note 5.
     Accounts receivable and allowance for doubtful accounts. Accounts receivable were recorded at the time of credit sales net of provisions for sales returns and allowances. The Company recorded an allowance for doubtful accounts of  $59,310,  $44,755 and  $40,760 at December 31, 2010, 2009 and 2008, respectively, to reduce Accounts receivable to their estimated net realizable value. The allowance was based on an analysis of historical bad debts, a review of the aging of Accounts receivable and the current creditworthiness of customers. All provisions for allowances for doubtful collection of accounts are related to the creditworthiness of accounts and are included in Selling, general and administrative expenses.
     Reserve for obsolescence. The Company recorded a reserve for obsolescence of  $74,372,  $70,941 and  $57,305 at December 31, 2010, 2009 and 2008, respectively, to reduce Inventories to their estimated net realizable value.
     Goodwill. Goodwill represents the cost in excess of fair value of net assets acquired in business combinations accounted for by the purchase method. In accordance with the Impairments Topic of the ASC, goodwill is tested for impairment on an annual basis and in between annual tests if events or circumstances indicate potential impairment. See Note 5.
     Intangible assets. Intangible assets include trademarks, non-compete covenants and certain intangible property rights. As required by the Goodwill and Other Intangibles Topic of the ASC, trademarks have been classified as indefinite-lived assets and are not amortized. An annual test for impairment is performed and interim tests are performed whenever an event occurs or circumstances indicate potential impairment. See Note 5. The cost of non-compete covenants and certain intangible property rights are amortized on a straight-line basis over the expected period of benefit as follows:

Useful Life
Non-compete covenants	3 – 5 years
Certain intangible property rights	3 – 20 years
     Accumulated amortization of finite-lived intangible assets was  $228,633,  $199,692 and  $165,566 at December 31, 2010, 2009 and 2008, respectively. See Note 5.
     Impairment of long-lived assets. In accordance with the Property, Plant and Equipment Topic of the ASC, management evaluates the recoverability and estimated remaining lives of long-lived assets whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed. See Notes 5 and 6.
     Property, plant and equipment. Property, plant and equipment is stated on the basis of cost. Depreciation is provided by the straight-line method. Depreciation and amortization are included in the appropriate Cost of goods sold or Selling, general and administrative expense caption on the Statements of Consolidated Income. Included in Property, plant and equipment are leasehold improvements. The major classes of assets and ranges of annual depreciation rates are:

Buildings	2.5% – 20.0%
Machinery and equipment	5.0% – 20.0%
Furniture and fixtures	10.0% – 33.3%
Automobiles and trucks	10.0% – 33.3%
     Standby letters of credit. The Company occasionally enters into standby letter of credit agreements to guarantee various operating activities. These agreements provide credit availability to the various beneficiaries if certain contractual events occur. Amounts outstanding under these agreements totaled  $22,300,  $29,786 and  $28,358 at December 31, 2010, 2009 and 2008, respectively.
     Product warranties. The Company offers product warranties for certain products. The specific terms and conditions of such warranties vary depending on the product or customer contract requirements. Management estimated the costs of unsettled product warranty claims based on historical results and experience and included an amount in Other accruals. Management periodically assesses the adequacy of the accrual for product warranty claims and adjusts the accrual as necessary. Changes in the Company’s accrual for product warranty claims during 2010, 2009 and 2008, including customer satisfaction settlements during the year, were as follows:

	2010	2009	2008
Balance at January 1	$22,214	$18,029	$19,596
Charges to expense	23,092	31,367	31,339
Settlements	(22,203)	(27,182)	(32,906)

Balance at December 31	$23,103	$22,214	$18,029

     Environmental matters. Capital expenditures for ongoing environmental compliance measures were recorded in Property, plant and equipment, and related expenses were included in the normal operating expenses of conducting business. The Company is involved with environmental investigation and remediation activities at some of its currently and formerly owned sites and at a number of third-party sites. The Company accrued for environmental-related activities for which commitments or clean-up plans have been developed and when such costs could be reasonably estimated based on industry standards and professional judgment. All accrued amounts were recorded on an undiscounted basis. Environmental-related expenses included direct costs of investigation and remediation and indirect costs such as compensation and benefits for employees directly involved in the investigation and remediation activities and fees paid to outside engineering, consulting and law firms. See Notes 9 and 14.
     Employee stock purchase and savings plan and preferred stock. The Company accounts for the employee stock purchase and savings plan (ESOP) in accordance with the Employee Stock Ownership Plans Subtopic of the Compensation — Stock Ownership Topic of the ASC. The Company recognized compensation expense for amounts contributed to the ESOP and the ESOP used dividends on unallocated preferred shares to service debt. Unallocated preferred shares held by the ESOP were not considered outstanding in calculating earnings per share of the Company. See Note 12.
     Defined benefit pension and other postretirement benefit plans. The Company accounts for its defined benefit pension and other postretirement benefit plans in accordance with the Retirement Benefits Topic of the ASC, which requires the recognition of a plan’s funded status as an asset for overfunded plans and as a liability for unfunded or under-funded plans. See Note 7.
     Stock-based compensation. The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. See Note 13.
     Foreign currency translation. All consolidated non-highly inflationary foreign operations use the local currency of the country of operation as the functional currency and translated the local currency asset and liability accounts at year-end exchange rates while income and expense accounts were translated at average exchange rates. The resulting translation adjustments were included in Cumulative other comprehensive loss, a component of Shareholders’ equity.
     Cumulative other comprehensive loss. At December 31, 2010, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of  $131,160, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of  $148,006 and unrealized net gains on marketable equity securities of  $845. At December 31, 2009 and 2008 the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of  $156,291 and  $231,913, respectively, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of  $161,533 and  $178,701, respectively, and unrealized gains (losses) on marketable equity securities and derivative instruments used in cash flow hedges of  $369 and  $(4), respectively.
     Revenue recognition. All revenues were recognized when products were shipped and title had passed to unaffiliated customers. Collectibility of amounts recorded as revenue was reasonably assured at the time of recognition.
     Customer and vendor consideration. The Company offered certain customers rebate and sales incentive programs which were classified as reductions in Net sales. Such programs were in the form of volume rebates, rebates that constituted a percentage of sales or rebates for attaining certain sales goals. The Company received consideration from certain suppliers of raw materials in the form of volume rebates or rebates that constituted a percentage of purchases. These rebates were recognized on an accrual basis by the Company as a reduction of the purchase price of the raw materials and a subsequent reduction of Cost of goods sold when the related product was sold.
     Costs of goods sold. Included in Costs of goods sold were costs for materials, manufacturing, distribution and related support. Distribution costs included all expenses related to the distribution of products including inbound freight charges, purchase and receiving costs, warehousing costs, internal transfer costs and all costs incurred to ship products. Also included in Costs of goods sold were total technical expenditures, which included research and development costs, quality control, product formulation expenditures and other similar items. Research and development costs included in technical expenditures were  $39,883,  $40,425 and  $37,469 for 2010, 2009 and 2008 respectively.
     Selling, general and administrative expenses. Selling costs included advertising expenses, marketing costs, employee and store costs and sales commissions. The cost of advertising was expensed as incurred. The Company incurred  $217,637,  $218,370 and  $233,604 in advertising costs during 2010, 2009 and 2008 respectively. General and administrative expenses included human resources, legal, finance and other support and administrative functions.
     Earnings per share. Shares of preferred stock held in an unallocated account of the ESOP (see Note 12) and common stock held in a revocable trust (see Note 11) were not considered outstanding shares for basic or diluted income per common share calculations. All references to “shares” or “per share” information throughout this report relate to common shares and are stated on a diluted per common share basis, unless otherwise indicated. Basic and diluted net income per common share were calculated using the two-class method in accordance with the Earnings Per Common Share Topic of the ASC. Basic net income per common share amounts were computed based on the weighted-average number of common shares outstanding during the year. Diluted net income per common share amounts were computed based on the weighted-average number of common shares outstanding plus all dilutive securities potentially outstanding during the year. See Note 16.
     Impact of recently issued accounting standards. In February 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-9, which amends the Subsequent Events Topic of the ASC to eliminate the requirement for public companies to disclose the date through which subsequent events have been evaluated. The Company will continue to evaluate subsequent events through the date of the issuance of the financial statements, however, consistent with the guidance, this date will no longer be disclosed. ASU 2010-9 does not have any impact on the Company’s results of operations, financial condition or liquidity.
     Effective January 1, 2010, the Company adopted FAS No. 166, “Accounting for Transfers of Financial Assets” (now codified in the Transfers and Servicing Topic of the ASC) and FAS No. 167, “Amendments to FASB Interpretation (FIN) No. 46(R)” (now codified in the Consolidation Topic of the ASC). FAS No. 166 removes the concept of a qualifying special-purpose entity (SPE) from FAS No. 140 and eliminates the exception for qualifying SPEs from the consolidation guidance of FIN No. 46(R). FAS No. 167 changes the analysis that must be performed to determine the primary beneficiary of a variable interest entity (VIE), amends certain guidance in FIN No. 46(R) for determining whether an entity is a VIE and requires enhanced disclosures about involvement with VIEs. The statements do not have a significant impact on the Company’s results of operations, financial condition, liquidity or disclosures.
     Reclassification. Certain amounts in the 2009 and 2008 consolidated financial statements have been reclassified to conform to the 2010 presentation.

Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
ACQUISITIONS
NOTE 2 — ACQUISITIONS
     All acquisitions have been accounted for as purchases and their results of operations have been included in the consolidated financial statements since the date of acquisition.
     Effective October 1, 2010, the Company acquired Pinturas Condor S.A. (Pinturas Condor), the leading paint and coatings company in Ecuador. Pinturas Condor develops and manufactures products to the architectural, industrial and automotive vehicle refinish markets and sells them to a combination of company-owned paint stores and exclusive dealers. Included in the Global Finishes Group, Pinturas Condor strengthens the Company’s product finish market position in Ecuador.
     Effective September 1, 2010, the Company acquired Becker Industrial Products AB (Acroma). Headquartered in Stockholm, Sweden, Acroma is one of the largest manufacturers of industrial wood coatings globally and a technology leader in water, UV and other wood coatings. Included in the Global Finishes Group, Acroma strengthens the Company’s growing global platform for product finishes.
     Effective April 1, 2010, the Company acquired Sayerlack Industrial Coatings (Sayerlack). Headquartered in Pianoro, Italy, Sayerlack is a leading coatings innovator in the joinery, furniture and cabinets markets, and is one of the largest manufacturers of industrial wood coatings in Europe and a technology leader in polyurethane, water and UV coatings. Included in the Global Finishes Group, Sayerlack strengthens the Company’s growing global platform for product finishes.
     The aggregate consideration paid for Pinturas Condor, Acroma and Sayerlack was  $298,161, net of cash acquired. All three acquisitions resulted in the recognition of goodwill and intangible assets. See Note 5.
     During the first quarter of 2009, the Company acquired Altax Sp. zo.o. (Altax). Headquartered in Poznan, Poland, Altax is a leading innovator of protective woodcare coatings and serves multiple channels, including industrial, professional and DIY. Included in the Consumer Group, the acquisition provides a platform for further growth in Central Europe. The aggregate consideration paid for Altax was  $11,500, net of cash acquired, including the assumption of certain financial obligations. The acquisition resulted in the recognition of goodwill and intangible assets.
     In December 2008, the Company acquired Euronavy-Tintas Maritimas e Industriais S.A. of Portugal (Euronavy). Headquartered in Lisbon, Portugal, Euronavy is a leading innovator of marine and protective coatings applied to ships, off shore platforms, storage tanks, steel, concrete and flooring. Included in the Global Finishes Group, the acquisition strengthens the Company’s global platform of protective and marine coatings.
     In September 2008, the Company purchased certain assets of the Wagman Primus Group, LP (Wagman). The acquired assets are related to imported raw materials of brushes and foreign manufactured applicators and allows greater flexibility and control in the importation of applicators and related products for the Consumer Group.
     In July 2008, the Company acquired the liquid coatings subsidiaries of Inchem Holdings International Limited (Inchem). Headquartered in Singapore, Inchem produces coatings applied to wood and plastic products in Asia. These waterborne, solvent-based, and ultraviolet curable coatings are applied to furniture, cabinets, flooring and electronic products. The coatings are made and sold in China, Vietnam and Malaysia and distributed to 15 other Asian countries. This acquisition strengthens the Global Finishes Group’s product offering throughout Asia.
     In February 2008, the Company acquired Becker Powder Coatings, Inc. (Becker), a subsidiary of Sweden-based AB Wilh. Headquartered in Columbus, Ohio, Becker produces powder coatings applied to appliances, metal furniture, fixtures, equipment and electronic products manufactured throughout North America. This acquisition strengthens Global Finishes Group’s position in the powder coatings market.
     The aggregate consideration paid for Euronavy, Inchem, Wagman and Becker was  $64,103, net of cash acquired, including acquisition costs and the assumption of certain financial obligations. The acquisitions resulted in the recognition of intangible assets. The Euronavy, Inchem and Becker acquisitions also resulted in the recognition of goodwill.
     The following unaudited pro-forma summary presents consolidated financial information as if Pinturas Condor, Acroma, Sayerlack, Altax, Euronavy, Wagman, Inchem and Becker had been acquired at the beginning of each period presented. The unaudited pro-forma consolidated financial information does not necessarily reflect the actual results that would have occurred had the acquisitions taken place on January 1, 2008 or the future results of operations of the combined companies under ownership and operation of the Company.

	2010	2009	2008
Net sales	$8,064,976	$7,580,768	$8,627,385
Net income	464,353	440,007	489,718
Net income per common share:
Basic	4.29	3.84	4.15
Diluted	4.22	3.81	4.10

Loss on Dissolution of a Foreign Subsidiary	12 Months Ended
Dec. 31, 2010
Loss on Dissolution of a Foreign Subsidiary [Abstract]
LOSS ON DISSOLUTION OF A FOREIGN SUBSIDIARY
NOTE 3 — LOSS ON DISSOLUTION OF A FOREIGN SUBSIDIARY
     In the fourth quarter of 2009, the Company dissolved an insolvent European subsidiary resulting in a pre-tax expense of  $21,923 consisting primarily of current and non-current asset write-downs of  $11,637 and severance expense of  $5,161. The majority of the severance expense was paid in 2010, and the remaining amount will be paid in 2011. The expense was recorded as a separate line item on the Statements of Consolidated Income due to the significant nature of the dissolution. The Company restructured other business units to maintain service to the majority of its European customers. The impact of the expense on basic and diluted net income per common share for 2009 was  $.05 per share.

Inventories	12 Months Ended
Dec. 31, 2010
Inventory, Net [Abstract]
INVENTORIES
NOTE 4 — INVENTORIES
     Inventories were stated at the lower of cost or market with cost determined principally on the last-in, first-out (LIFO) method. The following presents the effect on inventories, net income and net income per common share had the Company used the first-in, first-out (FIFO) inventory valuation method adjusted for income taxes at the statutory rate and assuming no other adjustments. Management believes that the use of LIFO results in a better matching of costs and revenues. This information is presented to enable the reader to make comparisons with companies using the FIFO method of inventory valuation. During 2009, certain inventories accounted for on the LIFO method were reduced, resulting in the liquidation of certain quantities carried at costs prevailing in prior years. The impact on Net income of such liquidations was  $8,634.

	2010	2009	2008
Percentage of total inventories on LIFO	76%	83%	86%
Excess of FIFO over LIFO	$277,164	$250,454	$321,280
(Decrease) increase in net income due to LIFO	(16,394)	43,650	(49,184)
(Decrease) increase in net income per common share due to LIFO	(.15)	.38	(.41)

Goodwill, Intangible and Long-Lived Assets	12 Months Ended
Dec. 31, 2010
Goodwill, Intangible and Long-Lived Assets [Abstract]
GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS
NOTE 5 — GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS
     During 2010, the Company recognized  $79,909 of goodwill and  $18,007 of trademarks in the acquisitions of Sayerlack, Acroma and Pinturas Condor. Customer relationships valued at  $35,886 recognized in the acquisitions of Acroma and Pinturas Condor are being amortized over periods of 15 and 19 years, respectively, from the date of acquisition.
     During 2009, the Company recognized  $4,147 of goodwill,  $3,211 of trademarks and  $2,643 of other intangibles in the acquisition of Altax. Customer relationships valued at  $1,572 and intellectual property valued at  $1,071 are being amortized over 10 and 8 years, respectively, from the date of acquisition.
     During 2008, the Company recognized  $24,383 of goodwill in the acquisitions of Euronavy, Inchem, Becker and Columbia. There was no goodwill recognized in the acquisition of Wagman Primus. Trademarks of  $10,265 were recognized in the acquisition valuation of Inchem and Euronavy. Covenants not to compete of  $3,000, obtained in the acquisitions of Inchem, Becker and Wagman Primus, are being amortized over five years from the date of acquisition. Customer lists valued at  $6,950, recognized in the acquisitions of Inchem and Becker, are being amortized over periods of 4.5 years and 10 years, respectively. A value for formulations acquired of  $300, recognized in the acquisition of Becker, is being amortized over 5 years. No significant residual value was estimated for any of the acquired identified intangible assets.
     In accordance with the Property, Plant and Equipment Topic of the ASC, whenever events or changes in circumstances indicate that the carrying value of long-lived assets may not be recoverable or the useful life may have changed, impairment tests are to be performed. Undiscounted cash flows are to be used to calculate the recoverable value of long-lived assets to determine if such assets are impaired. Where impairment is identified, a discounted cash flow valuation model, incorporating discount rates commensurate with the risks involved for each group of assets, is to be used to determine the fair value for the assets to measure any potential impairment.
     During 2010, a reduction in the carrying value of property, plant and equipment associated with one manufacturing facility closed during 2009 was recorded (see Note 6). In addition, finite-lived intangible assets and property, plant and equipment in the Global Finishes Group had reductions in carrying value of  $4,364 and  $2,177, respectively, due to undiscounted cash flow projections below carrying values.
     During 2009, reductions in the carrying value of property, plant and equipment associated with two manufacturing facilities closed during the year were recorded (see Note 6). There were no other significant reductions in carrying value of long-lived assets in 2009.
     During 2008, in the Consumer Group, a reduction of  $1,980 in the carrying value of certain manufacturing equipment held for disposal was charged to Cost of goods sold. An impairment test was performed due to the consolidation of redundant operations.
     In accordance with the Goodwill and Other Intangibles Topic of the ASC, goodwill and indefinite-lived intangible assets are tested for impairment annually, and interim impairment tests are performed whenever an event occurs or circumstances change that indicate an impairment has more likely than not occurred. October 1 has been established for the annual impairment review. At the time of impairment testing, values are estimated separately for goodwill and trademarks with indefinite lives using a discounted cash flow valuation model, incorporating discount rates commensurate with the risks involved for each group of assets. Impairments of goodwill and trademarks with indefinite lives have been reported as a separate line in the Statements of Consolidated Income.
     The annual impairment review performed as of October 1, 2010 resulted in a trademark impairment in the Paint Stores Group of  $120 and no goodwill impairment. The trademark impairment related primarily to lower-than-anticipated sales of an acquired brand.
     The annual impairment review performed as of October 1, 2009 resulted in trademark impairments of  $14,144 ( $10,998 in the Paint Stores Group,  $86 in the Consumer Group and  $3,060 in the Global Finishes Group), and no goodwill impairment. The trademark impairments related primarily to lower-than-anticipated sales of certain acquired brands.
     The annual impairment review performed as of October 1, 2008 resulted in reductions in the carrying values of goodwill of  $8,113 and trademarks with indefinite lives of  $22,579. The goodwill impairment was included in the Consumer Group. The trademark impairments were in the Paint Stores Group ( $22,474) and the Consumer Group ( $105). The goodwill and trademark impairments related primarily to lower-than-anticipated cash flow in a certain acquired business and lower-than-anticipated sales of certain acquired brands, respectively.
     During the second quarter of 2008, the Company performed an interim impairment review of its goodwill and indefinite-lived intangible assets. Soft domestic architectural paint sales in the new residential, residential repaint, DIY and commercial markets indicated that certain domestic indefinite-lived trademarks might be impaired. In addition, continued low cash flow projections in one foreign business unit indicated that goodwill impairment might be likely. The interim impairment review resulted in reductions in the carrying values of certain trademarks with indefinite lives of  $23,121. The trademark impairments were charged to the Paint Stores Group ( $20,364) and the Consumer Group ( $2,757). The goodwill impairment of a foreign business unit aggregated  $791 and was charged to the Global Finishes Group.
     Amortization of finite-lived intangible assets is as follows for the next five years:  $24,187 in 2011,  $22,645 in 2012,  $18,402 in 2013 and  $15,222 in 2014 and  $12,375 in 2015.
     A summary of changes in the Company’s carrying value of goodwill by reportable operating segment is as follows:

	Paint Stores	Consumer	Global Finishes	Consolidated
Goodwill	Group	Group	Group	Totals
Balance at January 1, 2008	$274,250	$689,635	$32,728	$996,613
Acquisitions	10,133		14,250	24,383
Impairment charged to operations		(8,113)	(791)	(8,904)
Currency and other adjustments	1,042	1,842	(8,264)	(5,380)

Balance at December 31, 2008 (a)	285,425	683,364	37,923	1,006,712
Acquisitions		4,147		4,147
Currency and other adjustments	20	(899)	4,845	3,966

Balance at December 31, 2009 (a)	285,445	686,612	42,768	1,014,825
Acquisitions			79,909	79,909
Currency and other adjustments	1,299	2,776	3,649	7,724

Balance at December 31, 2010 (a)	$286,744	$689,388	$126,326	$1,102,458

(a)	Net of accumulated impairment losses of $8,904 ( $8,113 in the Consumer Group and $791 in the Global Finishes Group).
     A summary of the Company’s carrying value of intangible assets is as follows:

				Trademarks	Total
	Finite-lived intangible assets			with indefinite	intangible
	Software	All other	Subtotal	lives	assets
December 31, 2010
Weighted-average amortization period	8 years	13 years	11 years
Gross	$107,141	$254,462	$361,603
Accumulated amortization	(57,480)	(171,153)	(228,633)

Net value	$49,661	$83,309	$132,970	$187,534	$320,504

December 31, 2009
Weighted-average amortization period	9 years	10 years	9 years
Gross	$90,263	$218,621	$308,884
Accumulated amortization	(47,140)	(152,552)	(199,692)

Net value	$43,123	$66,069	$109,192	$170,221	$279,413

December 31, 2008
Weighted-average amortization period	9 years	9 years	9 years
Gross	$81,236	$199,746	$280,982
Accumulated amortization	(35,856)	(129,710)	(165,566)

Net value	$45,380	$70,036	$115,416	$184,547	$299,963

Exit or Disposal Activities	12 Months Ended
Dec. 31, 2010
Exit or Disposal Activities [Abstract]
EXIT OR DISPOSAL ACTIVITIES
NOTE 6 — EXIT OR DISPOSAL ACTIVITIES
     Management is continually re-evaluating the Company’s operating facilities, including acquired operating facilities, against its long-term strategic goals. Liabilities associated with exit or disposal activities are recognized as incurred in accordance with the Exit or Disposal Cost Obligations Topic of the ASC. Provisions for qualified exit costs are made at the time a facility is no longer operational. Qualified exit costs primarily include post-closure rent expenses, incremental post-closure costs and costs of employee terminations. Adjustments may be made to liabilities accrued for qualified exit costs if information becomes available upon which more accurate amounts can be reasonably estimated. Concurrently, property, plant and equipment is tested for impairment in accordance with the Property, Plant and Equipment Topic of the ASC, and if impairment exists, the carrying value of the related assets is reduced to estimated fair value. Additional impairment may be recorded for subsequent revisions in estimated fair value. Adjustments to prior provisions and additional impairment charges for property, plant and equipment of closed sites being held for disposal are recorded in Other general expense — net.
     During 2010, 23 stores and branches were closed due to lower demand or redundancy. Provisions for severance and other qualified exit costs of  $1,314,  $457 and  $182 were charged to the Global Finishes Group, Consumer Group and Paint Stores Group, respectively. In addition, there were adjustments to prior provisions related to manufacturing facilities, distribution facilities, stores and branches closed in 2009. Adjustments to prior provisions of  $(5,764) were recorded. In 2010, a reduction of  $1,164 in the carrying value of the property, plant and equipment associated with a manufacturing facility closed in 2009 was recorded.
     During 2009, four manufacturing facilities and 65 stores and branches were closed due to lower demand or redundancy. Provisions for severance and other qualified exit costs of  $4,766,  $9,855 and  $5,243 were charged to the Paint Stores Group, Consumer Group and Global Finishes Group, respectively. In addition, there were adjustments to prior provisions related to manufacturing facilities, distribution facilities, stores and branches closed in 2008. Adjustments to prior provisions of  $1,968 were recorded. In 2009, a reduction of  $5,404 in the carrying value of the property, plant and equipment associated with two manufacturing facilities closed during the year was recorded. Also during 2009, reductions of  $571 in estimated fair value of property, plant and equipment in certain manufacturing facilities closed in 2008 or prior was recorded.
     During 2008, four manufacturing and three distribution facilities, five administrative offices and 92 stores and branches were closed. The closure and disposal of two manufacturing facilities and two administrative offices in the Paint Stores Group were planned at the time of acquisition. Total qualified exit costs of  $1,668 related to the acquired facilities were included as part of the purchase price allocations in accordance with business combination accounting standards in effect at the time of acquisition. One additional manufacturing and two distribution facilities and 79 stores in the Paint Stores Group, one manufacturing and one distribution facility in the Consumer Group, and three administrative offices and 14 branches in the Global Finishes Group were closed due to excess capacity or redundancy. Provisions of  $7,090 for qualified exit costs resulting from the closure of these facilities were recorded in Cost of goods sold or Selling, general and administrative expenses in 2008. Of the total provisions,  $5,448 was charged to the Paint Stores Group,  $915 was charged to the Consumer Group and  $727 was charged to the Global Finishes Group. In 2008, a reduction of  $468 in the carrying value of the property, plant and equipment associated with two manufacturing facilities closed during the year was recorded. Also during 2008, reductions of  $473 in estimated fair value of property, plant and equipment in certain manufacturing facilities closed in 2007 or prior were recorded as additional impairments.
     At December 31, 2010, a portion of the remaining accrual for qualified exit costs relating to facilities shutdown prior to 2008 is expected to be incurred by the end of 2011. The remaining portion of the ending accrual for facilities shutdown prior to 2008 primarily represented post-closure contractual and demolition expenses related to certain owned facilities which are closed and being held for disposal or involved in ongoing environmental-related activities. The Company cannot reasonably estimate when such matters will be concluded to permit disposition.
     The following table summarizes the activity and remaining liabilities associated with qualified exit costs:

			Actual	Adjustments to
	Balance at	Provisions in	expenditures	prior provisions	Balance at
	December 31,	Cost of goods	charged to	in Other general	December 31,
Exit Plan	2009	sold or SG&A	accrual	expense - net	2010
Global Finishes Group branches shutdown in 2010:
Severance and related costs		$31	$(31)
Other qualified exit costs		1,283	(169)		$1,114

Paint Stores Group stores shutdown in 2010:
Other qualified exit costs		182	(178)		4

Paint Stores Group stores shutdown in 2009:
Other qualified exit costs	$3,213		(1,213)	$22	2,022

Consumer Group manufacturing facilities shutdown in 2009:
Severance and related costs	4,532	457	(3,534)	(1,455)
Other qualified exit costs	2,258		(612)	(925)	721

Global Finishes Group manufacturing facility and branches shutdown in 2009:
Severance and related costs	204		(78)	(126)
Other qualified exit costs	3,703		(1,288)	(595)	1,820

Paint Stores Group manufacturing and distribution facilities, administrative offices and stores shutdown in 2008:
Severance and related costs	70		(66)	(4)
Other qualified exit costs	5,426		(1,864)	(504)	3,058

Consumer Group manufacturing and distribution facilities shutdown in 2008:
Severance and related costs	311			(311)
Other qualified exit costs	83		(60)	219	242

Global Finishes Group administrative offices and branches shutdown in 2008:
Other qualified exit costs	88		(88)

Other qualified exit costs for facilities shutdown prior to 2008	11,245		(2,094)	(2,085)	7,066

Totals	$31,133	$1,953	$(11,275)	$(5,764)	$16,047

			Actual	Adjustments to
	Balance at	Provisions in	expenditures	prior provisions	Balance at
	December 31,	Cost of goods	charged to	in Other general	December 31,
Exit Plan	2008	sold or SG&A	accrual	expense - net	2009
Paint Stores Group stores shutdown in 2009:
Other qualified exit costs		$3,898	$(685)		$3,213

Consumer Group manufacturing facilities shutdown in 2009:
Severance and related costs		7,345	(2,813)		4,532
Other qualified exit costs		2,428	(170)		2,258

Global Finishes Group manufacturing facility and branches shutdown in 2009:
Severance and related costs		629	(425)		204
Other qualified exit costs		4,614	(911)		3,703

Paint Stores Group manufacturing and distribution facilities, administrative offices and stores shutdown in 2008:
Severance and related costs	$324	868	(937)	$(185)	70
Other qualified exit costs	4,450		(2,602)	3,578	5,426

Consumer Group manufacturing and distribution facilities shutdown in 2008:
Severance and related costs	449	82	(33)	(187)	311
Other qualified exit costs	150		(67)		83

Global Finishes Group administrative offices and branches shutdown in 2008:
Severance and related costs	397		(397)
Other qualified exit costs	240		(294)	142	88

Paint Stores Group manufacturing facility shutdown in 2007:
Severance and related costs	33		(9)	(24)
Other qualified exit costs	1,859		(430)	149	1,578

Consumer Group manufacturing facility shutdown in 2007:
Other qualified exit costs	2,036			130	2,166

Other qualified exit costs for facilities shutdown prior to 2007	11,686		(2,550)	(1,635)	7,501

Totals	$21,624	$19,864	$(12,323)	$1,968	$31,133

		Provisions in	Actual	Adjustments to
	Balance at	Cost of goods	expenditures	prior provisions	Balance at
	January 1,	sold, SG&A	charged to	in Other general	December 31,
Exit Plan	2008	or acquired	accrual	expense - net	2008
Paint Stores Group manufacturing and distribution facilities, administrative offices and stores shutdown in 2008:
Severance and related costs		$1,722	$(1,363)	$(35)	$324
Other qualified exit costs		5,394	(1,370)	426	4,450
Consumer Group manufacturing and distribution facilities shutdown in 2008:
Severance and related costs		915	(847)	381	449
Other qualified exit costs				150	150
Global Finishes Group administrative offices and branches shutdown in 2008:
Severance and related costs		420	(23)		397
Other qualified exit costs		307	(67)		240
Paint Stores Group manufacturing facility shutdown in 2007:
Severance and related costs	$650		(550)	(67)	33
Other qualified exit costs	1,726		(433)	566	1,859
Consumer Group manufacturing facility shutdown in 2007:
Other qualified exit costs				2,036	2,036
Other qualified exit costs for facilities shutdown prior to 2006	11,142		(990)	1,534	11,686

Totals	$13,518	$8,758	$(5,643)	$4,991	$21,624

Pension, Health Care And Postretirement Benefits Other Pension, Health Care And Postretirementbenefits Other Than Pensions	12 Months Ended
Dec. 31, 2010
Pension, Health Care And Postretirement Benefits Other Pension, Health Care And Postretirementbenefits Other Than Pensions [Abstract]
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER PENSION, HEALTH CARE AND POSTRETIREMENTBENEFITS OTHER THAN PENSIONS
NOTE 7 — PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     The Company provides pension benefits to substantially all employees through primarily noncontributory defined contribution or defined benefit plans and certain health care and life insurance benefits to domestic active employees and eligible retirees. In accordance with the Retirement Benefits Topic of the ASC, the Company recognizes an asset for overfunded defined benefit pension or other postretirement benefit plans and a liability for unfunded or underfunded plans. In addition, actuarial gains and losses and prior service costs of such plans are recorded in Cumulative other comprehensive loss, a component of Shareholders’ equity. The amounts recorded in Cumulative other comprehensive loss will continue to be modified as actuarial assumptions and service costs change, and all such amounts will be amortized to expense over a period of years through the net pension cost (credit) and net periodic benefit cost.
     Health care plans. The Company provides certain domestic health care plans that are contributory and contain cost-sharing features such as deductibles and coinsurance. There were 17,841, 18,292 and 19,403 active employees entitled to receive benefits under these plans as of December 31, 2010, 2009 and 2008, respectively. The cost of these benefits for active employees, which includes claims incurred and claims incurred but not reported, amounted to  $144,927,  $152,316 and  $131,384 for 2010, 2009 and 2008, respectively.
     Defined contribution pension plans. The Company’s annual contribution for its domestic defined contribution pension plan was  $22,512,  $23,131 and  $37,210 for 2010, 2009 and 2008, respectively. Prior to July 1, 2009, the contribution was based on six percent of compensation for covered employees. Effective July 1, 2009, the contribution percentage was changed to a range from two percent to seven percent based on an age and service formula. Assets in employee accounts of the domestic defined contribution pension plan are invested in various mutual funds as directed by the participants. These mutual funds did not own a significant number of shares of the Company’s common stock.
     The Company’s annual contribution for its foreign defined contribution pension plans, which is based on various percentages of compensation for covered employees up to certain limits, was  $3,968,  $2,636 and  $2,883 for 2010, 2009 and 2008, respectively. Assets in employee accounts of the foreign defined contribution pension plans are invested in various mutual funds. These mutual funds did not own a significant number of shares of the Company’s common stock.
     Defined benefit pension plans. The Company has one salaried and one hourly domestic defined benefit pension plan, and fourteen foreign defined benefit pension plans, including two European plans acquired in connection with the 2010 acquisition of Acroma. All participants in the domestic salaried defined benefit pension plan prior to January 1, 2002 retain the previous defined benefit formula for computing benefits with certain modifications for active employees. Eligible domestic salaried employees hired or re-hired on or after January 1, 2002 become participants in the revised domestic salaried defined benefit pension plan upon completion of six months of service. All employees who became participants on or after January 1, 2002 and before January 1, 2005 were credited with certain contribution credits equivalent to six percent of their salary. All employees who became participants on or after January 1, 2005 are credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Effective July 1, 2009, the domestic salaried defined benefit pension plan was revised, and all employees who become participants on or after January 1, 2002 are credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Contribution credits are converted into units to account for each participant’s benefits. Participants will receive a variable annuity benefit upon retirement or a lump sum distribution upon termination (if vested). The variable annuity benefit is subject to the hypothetical returns achieved on each participant’s allocation of units from investments in various investment funds as directed by the participant. Contribution credits to the revised domestic salaried defined benefit pension plan are being funded through existing plan assets.
     At December 31, 2010, the domestic salaried defined benefit pension plan was overfunded, with a projected benefit obligation of  $261,996, fair value of plan assets of  $502,707 and excess plan assets of  $240,711. The domestic hourly defined benefit pension plan was overfunded, with a projected benefit obligation of  $128,261, fair value of plan assets of  $132,018 and excess plan assets of  $3,757. The plans are funded in accordance with all applicable regulations as of December 31, 2010 and no funding will be required in 2011. At December 31, 2009, the domestic salaried defined benefit pension plan was overfunded, with a projected benefit obligation of  $211,635, fair value of plan assets of  $454,239 and excess plan assets of  $242,604, and the domestic hourly defined benefit pension plan was underfunded, with a projected benefit obligation of  $127,640, fair value of plan assets of  $122,808 and a deficiency of plan assets of  $4,832. At December 31, 2008, the domestic salaried defined benefit pension plan was overfunded, with a projected benefit obligation of  $215,253, fair value of plan assets of  $429,878 and excess plan assets of  $214,625, and the domestic hourly defined benefit pension plan was underfunded, with a projected benefit obligation of  $100,260, fair value of plan assets of  $73,609 and a deficiency of plan assets of  $26,651.
     At December 31, 2010, seven of the Company’s foreign defined benefit pension plans were underfunded, with combined projected benefit obligations, fair values of net assets and deficiencies of plan assets of  $65,797,  $54,504 and  $11,292, respectively. An increase of  $10,761 from 2009 in the combined projected benefit obligations of all foreign defined benefit pension plans was primarily due to the two acquired European plans.
     The Company expects to make the following benefit payments for all domestic and foreign defined benefit pension plans:  $34,275 in 2011;  $33,325 in 2012;  $33,305 in 2013;  $33,442 in 2014;  $33,587 in 2015; and  $170,334 in 2016 through 2020.
     The estimated net actuarial losses and prior service costs for the defined benefit pension plans that are expected to be amortized from Cumulative other comprehensive loss into the net pension costs in 2011 are  $19,268 and  $1,635, respectively.
     The following table summarizes the components of the net pension costs (credits) and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic			Foreign
	Defined Benefit Pension Plans			Defined Benefit Pension Plans
	2010	2009	2008	2010	2009	2008
Net pension costs (credits):
Service costs	$16,906	$17,070	$20,030	$2,061	$1,226	$2,517
Interest costs	18,028	18,124	18,003	4,266	3,036	4,382
Expected returns on plan assets	(42,311)	(36,828)	(52,951)	(2,842)	(1,810)	(2,785)
Amortization of prior service costs	1,661	1,493	1,476	29	47	204
Amortization of actuarial losses	18,943	28,723		1,363	325	962

Ongoing pension costs (credits)	13,227	28,582	(13,442)	4,877	2,824	5,280
Settlement credits					(39)	(9)

Net pension costs (credits)	13,227	28,582	(13,442)	4,877	2,785	5,271
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	681	(49,250)	227,878	(10,043)	14,922	(7,996)
Prior service costs during the year		1,086	239			171
Amortization of prior service costs	(1,661)	(1,493)	(1,476)	(29)	(47)	(204)
Amortization of actuarial losses	(18,943)	(28,723)		(1,363)	(286)	(953)
Exchange rate (loss) gain recognized during the year				(1,536)	1,717	(2,306)

Total recognized in Cumulative other comprehensive loss	(19,923)	(78,380)	226,641	(12,971)	16,306	(11,288)

Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$(6,696)	$(49,798)	$213,199	$(8,094)	$19,091	$(6,017)

     The Company employs a total return investment approach for the domestic and foreign defined benefit pension plan assets. A mix of equities and fixed income investments are used to maximize the long-term return of assets for a prudent level of risk. In determining the expected long-term rate of return on defined benefit pension plan assets, management considers the historical rates of return, the nature of investments and an expectation of future investment strategies. The target allocations for plan assets are 45–65 percent equity securities and 30–40 percent fixed income securities.
     The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2010 and 2009:

		Quoted Prices in		Significant
	Fair Value at	Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
	2010	(Level 1)	(Level 2)	(Level 3)
Investments at fair value:
Short-term investments (a)	$33,050		$33,050
Equity investments (b)	463,108	$257,616	205,492
Fixed income investments (c)	185,163	101,227	78,401	$5,535
Other assets (d)	19,152			19,152

	$700,473	$358,843	$316,943	$24,687

		Quoted Prices in		Significant
	Fair Value at	Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
	2009	(Level 1)	(Level 2)	(Level 3)
Investments at fair value:
Short-term investments (a)	$51,688		$51,688
Equity investments (b)	430,550	$248,138	182,412
Fixed income investments (c)	132,951	91,741	35,945	$5,265
Other assets (d)	17,728			17,728

	$632,917	$339,879	$270,045	$22,993

(a)	- This category includes a full range of high quality, short-term money market securities.

(b)	- This category includes actively managed equity assets that track primarily to the S&P 500.

(c)	- This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d)	- This category consists of venture capital funds.
     The following tables summarize the changes in the fair value of the defined benefit pension plan assets classified as level 3 at December 31, 2010 and 2009:

	Balance at			Balance at
	December 31,		Realized and	December 31,
	2009	Dispositions	Unrealized Gains	2010
Fixed income investments	$5,265	$(269)	$539	$5,535
Other assets	17,728	(695)	2,119	19,152

	$22,993	$(964)	$2,658	$24,687

	Balance at		Realized and	Balance at
	December 31,		Unrealized Gains	December 31,
	2008	Acquisitions	(Losses)	2009
Fixed income investments	$2,652	$2,380	$233	$5,265
Other assets	18,669	735	(1,676)	17,728

	$21,321	$3,115	$(1,443)	$22,993

     Included as equity investments in the domestic defined benefit pension plan assets at December 31, 2010 were 855,000 shares of the Company’s common stock with a market value of  $71,606, representing 11.3 percent of total domestic plan assets. Dividends received on the Company’s common stock during 2010 totaled  $1,231.
     The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic			Foreign
	Defined Benefit Pension Plans			Defined Benefit Pension Plans
	2010	2009	2008	2010	2009	2008
Accumulated benefit obligations at end of year	$371,195	$323,553	$310,416	$67,964	$59,226	$33,513

Projected benefit obligations:
Balances at beginning of year	$339,275	$315,513	$318,370	$75,175	$44,893	$70,712
Service costs	16,906	17,070	20,030	2,061	1,226	2,517
Interest costs	18,028	18,124	18,003	4,266	3,036	4,382
Actuarial losses (gains)	41,739	12,068	(15,562)	(6,950)	18,484	(17,929)
Plan amendments, merger and other		1,086	239	14,378	2,745	1,095
Effect of foreign exchange				(1,063)	6,427	(14,252)
Benefits paid	(25,691)	(24,586)	(25,567)	(1,931)	(1,636)	(1,632)

Balances at end of year	390,257	339,275	315,513	85,936	75,175	44,893

Plan assets:
Balances at beginning of year	577,047	503,487	718,812	55,870	38,603	49,807
Actual returns on plan assets	83,369	98,146	(189,758)	5,935	3,853	(7,149)
Plan merger and other — net				7,085	9,902	9,619
Effect of foreign exchange				(1,211)	5,148	(12,042)
Benefits paid	(25,691)	(24,586)	(25,567)	(1,931)	(1,636)	(1,632)

Balances at end of year	634,725	577,047	503,487	65,748	55,870	38,603

Excess (deficient) plan assets over projected benefit obligations	$244,468	$237,772	$187,974	$(20,188)	$(19,305)	$(6,290)

Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$244,468	$242,604	$214,625	$3,865	$2,697	$1,012
Other accruals				(272)	(497)	(83)
Other long-term liabilities		(4,832)	(26,651)	(23,781)	(21,505)	(7,219)

	$244,468	$237,772	$187,974	$(20,188)	$(19,305)	$(6,290)

Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(179,871)	$(198,134)	$(276,107)	$(11,930)	$(24,873)	$(8,522)
Prior service costs	(5,647)	(7,307)	(7,714)		(28)	(73)

	$(185,518)	$(205,441)	$(283,821)	$(11,930)	$(24,901)	$(8,595)

Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.97%	5.50%	6.10%	5.45%	5.78%	6.71%
Rate of compensation increase	4.00%	4.00%	4.00%	4.06%	3.85%	3.73%
Weighted-average assumptions used to determine net pension costs (credits):
Discount rate	5.50%	6.10%	6.00%	5.57%	6.85%	6.14%
Expected long-term rate of return on assets	7.50%	7.50%	7.50%	5.46%	6.25%	6.63%
Rate of compensation increase	4.00%	4.00%	4.00%	3.74%	3.93%	4.40%
     Postretirement Benefits Other Than Pensions. Employees of the Company hired in the United States prior to January 1, 1993 who are not members of a collective bargaining unit, and certain groups of employees added through acquisitions, are eligible for health care and life insurance benefits upon retirement, subject to the terms of the unfunded plans. There were 4,768, 4,704 and 4,661 retired employees entitled to receive such postretirement benefits as of December 31, 2010, 2009 and 2008, respectively.
     The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2010	2009	2008
Benefit obligation:
Balance at beginning of year — unfunded	$300,526	$264,802	$280,433
Service cost	3,532	3,391	3,707
Interest cost	16,066	15,695	16,340
Actuarial loss (gain)	11,067	34,241	(18,274)
Benefits paid	(15,619)	(17,603)	(17,404)

Balance at end of year — unfunded	$315,572	$300,526	$264,802

Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(295,896)	$(283,784)	$(248,603)
Other accruals	(19,676)	(16,742)	(16,199)

	$(315,572)	$(300,526)	$(264,802)

Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(52,037)	$(42,274)	$(8,309)
Prior service costs	1,640	2,296	2,952

	$(50,397)	$(39,978)	$(5,357)

Weighted-average assumptions used to determine benefit obligation:
Discount rate	5.10%	5.50%	6.10%
Health care cost trend rate — pre-65	7.50%	8.00%	7.50%
Health care cost trend rate — post-65	7.50%	8.00%	7.50%
Prescription drug cost increases	8.00%	9.00%	9.00%

Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.50%	6.10%	6.00%
Health care cost trend rate — pre-65	8.00%	7.50%	8.00%
Health care cost trend rate — post-65	8.00%	7.50%	8.00%
Prescription drug cost increases	9.00%	9.00%	10.00%
     The following table summarizes the components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2010	2009	2008
Net periodic benefit cost:
Service cost	$3,532	$3,391	$3,707
Interest cost	16,066	15,695	16,340
Amortization of actuarial losses	1,304	276	213
Amortization of prior service credit	(656)	(656)	(634)

Net periodic benefit cost	20,246	18,706	19,626

Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain)	11,067	34,241	(18,274)
Amortization of actuarial losses	(1,304)	(276)	(213)
Amortization of prior service credit	656	656	634

Total recognized in Cumulative other comprehensive loss	10,419	34,621	(17,853)

Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$30,665	$53,327	$1,773

     The estimated net actuarial loss and prior service credit for postretirement benefits other than pensions that are expected to be amortized from Cumulative other comprehensive loss into net periodic benefit cost in 2011 are  $2,505 and  $(656), respectively.
     The assumed health care cost trend rate and prescription drug cost increases used to determine the net periodic benefit cost for postretirement health care benefits for 2011 both decrease in each successive year until reaching 5.0 percent in 2014 for prescription drug cost increases and in 2015 for health care. The assumed health care and prescription drug cost trend rates have a significant effect on the amounts reported for the postretirement health care benefit obligation. A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects as of December 31, 2010:

	One-Percentage-Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$163	$(173)
Effect on the postretirement benefit obligation	$3,062	$(3,170)
     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act) introduced a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. In accordance with the accounting guidance related to the Medicare Act included in the Retirement Benefits Topic of the ASC, the effects of the federal subsidy resulted in a  $21,400 reduction of the accumulated postretirement benefit obligation for benefits attributed to past service, which is being recognized prospectively beginning July 1, 2004. During 2010, this recognition resulted in a  $4,170 reduction of the net periodic benefit cost, which consisted of reductions in interest cost, amortization of changes in actuarial experience and service cost of  $1,973,  $1,852 and  $345, respectively. During 2009, this recognition resulted in a  $1,934 reduction of the net periodic benefit cost, which consisted of reductions in interest cost and service cost of  $1,870 and  $64, respectively. During 2008, this recognition resulted in a  $3,156 reduction of the net periodic benefit cost, which consisted of reductions in interest cost, amortization of changes in actuarial experience and service cost of  $1,979,  $1,168 and  $9, respectively. The initial effects of the federal subsidy attributable to past service have been fully recognized.
     In the first quarter of 2010, the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (the “Acts”) were enacted and became U.S. law. The Acts eliminate the tax deduction previously allowed for the Medicare Part D subsidy beginning in years after December 31, 2012. The Company recognized the deferred tax effects of the reduced deductibility of the subsidy during the first quarter. The resulting one-time increase in income taxes of  $11,400 reduced 2010 basic and diluted earnings per share by  $.11 and  $.10, respectively.
     The Company expects to make retiree health care benefit cash payments and to receive Medicare Part D prescription cash reimbursements as follows:

		Medicare
	Retiree Health	Prescription	Expected Cash
	Care Benefits	Reimbursement	Payments - Net
2011	$22,018	$(1,586)	$20,432
2012	23,448	(1,540)	21,908
2013	24,519	(2,932)	21,587
2014	25,167	(3,024)	22,143
2015	25,507	(3,083)	22,424
2016 through 2020	124,878	(7,137)	117,741

Total expected benefit cash payments	$245,537	$(19,302)	$226,235

Debt	12 Months Ended
Dec. 31, 2010
Debt [Abstract]
DEBT
NOTE 8 — DEBT
Long-term debt

	Due Date	2010	2009	2008
3.125% Senior Notes	2014	$499,822	$499,777
7.375% Debentures	2027	129,053	129,050	$137,047
7.45% Debentures	2097	3,500	139,473	146,967
1.64% to 18.50% Promissory Notes	Through 2023	15,951	14,370	19,713

		$648,326	$782,670	$303,727

     Maturities of long-term debt are as follows for the next five years:  $7,875 in 2011;  $10,538 in 2012;  $2,082 in 2013;  $500,751 in 2014 and  $1,126 in 2015. Interest expense on long-term debt was  $64,442,  $30,984 and  $31,973 for 2010, 2009 and 2008, respectively.
     Among other restrictions, the Company’s Notes, Debentures and revolving credit agreement contain certain covenants relating to liens, ratings changes, merger and sale of assets, consolidated leverage and change of control as defined in the agreements. In the event of default under any one of these arrangements, acceleration of the maturity of any one or more of these borrowings may result. The Company was in compliance with all covenants for all years presented.
     During 2010, the Company repurchased  $136.5 million of its publicly traded 7.45% debentures due 2097. Costs related to the repurchase increased interest expense by  $24,165.
     On December 16, 2009, the Company issued  $500,000 of debt securities consisting of 3.125% senior notes, due December 15, 2014. The debt securities are covered under a shelf registration filed with the Securities and Exchange Commission (SEC) on December 16, 2009.
     Effective December 24, 1997, the Company filed a shelf registration with the SEC covering  $150,000 of unsecured debt securities with maturities greater than nine months from the date of issue. Effective September 8, 1998, the Company filed a universal shelf registration statement with the SEC to issue debt securities, common stock and warrants up to  $1,500,000. Both shelf registrations expired in December 2008. There were no borrowings outstanding or issuance of common stock or warrants under either registration during all years presented.
     Short-term borrowings. At December 31, 2010 and 2008, borrowings outstanding under the domestic commercial paper program totaled  $173,490 and  $83,064, respectively, and were included in Short-term borrowings. At December 31, 2009, there were no borrowings outstanding under the domestic commercial paper program. The weighted-average interest rate related to these borrowings was 0.2% and 2.6% at December 31, 2010 and 2008, respectively. Borrowings outstanding under various foreign programs of  $215,102,  $22,674 and  $33,374 at December 31, 2010, 2009 and 2008, respectively, were included in Short-term borrowings. The weighted-average interest rate related to these borrowings was 2.9%, 8.8% and 9.5% at December 31, 2010, 2009 and 2008, respectively.
     On July 19, 2010, Sherwin-Williams Luxembourg S.à r.l., a wholly-owned subsidiary of the Company, entered into a €200,000 (Euro) credit facility. On December 28, 2010, the Company reduced the aggregate amount of this credit facility to €150,000 (Euro). On July 19, 2010, Sherwin-Williams Canada Inc., a wholly-owned subsidiary of the Company, entered into a CAD 75,000 credit facility. The credit facilities are being used for general corporate purposes, including refinancing indebtedness and for acquisitions.
     On April 17, 2006, the Company entered into a three year credit agreement, which was amended on April 25, 2006 and May 8, 2006, that gave the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of  $250,000. The credit agreement matured on June 20, 2009 and was not renewed.
     On May 23, 2006, the Company entered into a five-year credit agreement, which was amended on July 24, 2006. This credit agreement gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of  $250,000. On April 26, 2007 and August 28, 2007, the company entered into two additional five-year credit agreements, which were later amended on September 17, 2007 and September 25, 2007. These additional credit agreements give the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of  $500,000. At December 31, 2010 and 2009, there were no borrowings outstanding under either of these credit agreements. At December 31, 2008,  $400,000 was outstanding, with a weighted average interest rate of 2.8%.
     The Company uses a revolving credit agreement primarily to satisfy its commercial paper program’s dollar for dollar liquidity requirement. At December 31, 2008, the Company had a  $910,000 five-year senior unsecured revolving credit agreement scheduled to expire on July 20, 2010. Effective July 20, 2009, the maximum borrowing capability was reduced to  $845,000. On January 8, 2010, the Company terminated the existing  $845,000 five-year senior unsecured revolving credit agreement and entered into a new  $500,000 three-year senior unsecured revolving credit agreement. The new credit agreement allows the Company to increase the facility to an aggregate amount of  $750,000 subject to the discretion of each lender to participate.
     On February 1, 2006, the Company sold or contributed certain of its accounts receivable to SWC Receivables Funding LLC (SWC), a consolidated wholly owned subsidiary. SWC entered into an accounts receivable securitization borrowing facility with a third party program agent. Under this program, SWC could borrow up to  $500,000 and secure such borrowings by granting a security interest in certain eligible accounts receivable and related security. On July 11, 2008, SWC terminated the accounts receivable securitization borrowing facility with a third party program agent and SWC was dissolved. There were no outstanding borrowings under the facility at the time it was terminated and no termination penalties were incurred.

Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2010
Other Long-Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 9 — OTHER LONG-TERM LIABILITIES
     The operations of the Company, like those of other companies in our industry, are subject to various domestic and foreign environmental laws and regulations. These laws and regulations not only govern current operations and products, but also impose potential liability on the Company for past operations. Management expects environmental laws and regulations to impose increasingly stringent requirements upon the Company and the industry in the future. Management believes that the Company conducts its operations in compliance with applicable environmental laws and regulations and has implemented various programs designed to protect the environment and promote continued compliance.
     The Company is involved with environmental investigation and remediation activities at some of its currently and formerly owned sites (including sites which were previously owned and/or operated by businesses acquired by the Company). In addition, the Company, together with other parties, has been designated a potentially responsible party under federal and state environmental protection laws for the investigation and remediation of environmental contamination and hazardous waste at a number of third-party sites, primarily Superfund sites. In general, these laws provide that potentially responsible parties may be held jointly and severally liable for investigation and remediation costs regardless of fault. The Company may be similarly designated with respect to additional third-party sites in the future.
     The Company initially provides for estimated costs of environmental-related activities relating to its past operations and third-party sites for which commitments or clean-up plans have been developed and when such costs can be reasonably estimated based on industry standards and professional judgment. These estimated costs are based on currently available facts regarding each site. If the best estimate of costs can only be identified as a range and no specific amount within that range can be determined more likely than any other amount within the range, the minimum of the range is provided. The Company continuously assesses its potential liability for investigation and remediation-related activities and adjusts its environmental-related accruals as information becomes available upon which more accurate costs can be reasonably estimated and as additional accounting guidelines are issued. Included in Other long-term liabilities at December 31, 2010, 2009, and 2008 were accruals for extended environmental-related activities of  $89,562,  $106,168 and  $128,179, respectively. Included in Other accruals at December 31, 2010, 2009, and 2008 were accruals for estimated costs of current investigation and remediation activities of  $60,048,  $64,685 and  $52,555, respectively.
     Actual costs incurred may vary from the accrued estimates due to the inherent uncertainties involved including, among others, the number and financial condition of parties involved with respect to any given site, the volumetric contribution which may be attributed to the Company relative to that attributed to other parties, the nature and magnitude of the wastes involved, the various technologies that can be used for remediation and the determination of acceptable remediation with respect to a particular site. If the Company’s future loss contingency is ultimately determined to be at the unaccrued maximum of the estimated range of possible outcomes for every site for which costs can be reasonably estimated, the Company’s accrual for environmental-related activities would be  $105,656 higher than the minimum accruals at December 31, 2010.
     Four of the Company’s currently and formerly owned manufacturing sites accounted for the majority of the accrual for environmental-related activities and the unaccrued maximum of the estimated range of possible outcomes at December 31, 2010. At December 31, 2010,  $110,581, or 73.9 percent of the total accrual, related directly to these four sites. In the aggregate unaccrued maximum of  $105,656 at December 31, 2010,  $75,193, or 71.2 percent, related to these four sites. While environmental investigations and remedial actions are in different stages at these sites, additional investigations, remedial actions and monitoring will likely be required at each site.
     Management cannot presently estimate the ultimate potential loss contingencies related to these sites or other less significant sites until such time as a substantial portion of the investigation at the sites is completed and remedial action plans are developed. In the event any future loss contingency significantly exceeds the current amount accrued, the recording of the ultimate liability may result in a material impact on net income for the annual or interim period during which the additional costs are accrued. Management does not believe that any potential liability ultimately attributed to the Company for its environmental-related matters will have a material adverse effect on the Company’s financial condition, liquidity, or cash flow due to the extended period of time during which environmental investigation and remediation takes place. An estimate of the potential impact on the Company’s operations cannot be made due to the aforementioned uncertainties.
     Management expects these contingent environmental-related liabilities to be resolved over an extended period of time. Management is unable to provide a more specific time frame due to the indefinite amount of time to conduct investigation activities at any site, the indefinite amount of time to obtain environmental agency approval, as necessary, with respect to investigation and remediation activities, and the indefinite amount of time necessary to conduct remediation activities.
     The Asset Retirement and Environmental Obligations Topic of the ASC requires a liability to be recognized for the fair value of a conditional asset retirement obligation if a settlement date and fair value can be reasonably estimated. The Company recognizes a liability for any conditional asset retirement obligation when sufficient information is available to reasonably estimate a settlement date to determine the fair value of such a liability. The Company has identified certain conditional asset retirement obligations at various current and closed manufacturing, distribution and store facilities. These obligations relate primarily to asbestos abatement, hazardous waste Resource Conservation and Recovery Act (RCRA) closures, well abandonment, transformers and used oil disposals and underground storage tank closures. Using investigative, remediation and disposal methods that are currently available to the Company, the estimated costs of these obligations were accrued and are not significant. The recording of additional liabilities for future conditional asset retirement obligations may result in a material impact on net income for the annual or interim period during which the costs are accrued. Management does not believe that any potential liability ultimately attributed to the Company for its conditional asset retirement obligations will have a material adverse effect on the Company’s financial condition, liquidity, or cash flow due to the extended period of time over which sufficient information may become available regarding the closure or modification of any one or group of the Company’s facilities. An estimate of the potential impact on the Company’s operations cannot be made due to the aforementioned uncertainties.

Litigation	12 Months Ended
Dec. 31, 2010
Litigation [Abstract]
LITIGATION
NOTE 10 — LITIGATION
     In the course of its business, the Company is subject to a variety of claims and lawsuits, including litigation relating to product liability and warranty, personal injury, environmental, intellectual property, commercial, contractual and antitrust claims that are inherently subject to many uncertainties regarding the possibility of a loss to the Company. These uncertainties will ultimately be resolved when one or more future events occur or fail to occur confirming the incurrence of a liability or the reduction of a liability. In accordance with the Contingencies Topic of the ASC, the Company accrues for these contingencies by a charge to income when it is both probable that one or more future events will occur confirming the fact of a loss and the amount of the loss can be reasonably estimated. In the event that the Company’s loss contingency is ultimately determined to be significantly higher than currently accrued, the recording of the additional liability may result in a material impact on the Company’s results of operations, liquidity or financial condition for the annual or interim period during which such additional liability is accrued. In those cases where no accrual is recorded because it is not probable that a liability has been incurred and cannot be reasonably estimated, any potential liability ultimately determined to be attributable to the Company may result in a material impact on the Company’s results of operations, liquidity or financial condition for the annual or interim period during which such liability is accrued. In those cases where no accrual is recorded or exposure to loss exists in excess of the amount accrued, the Contingencies Topic of the ASC requires disclosure of the contingency when there is a reasonable possibility that a loss or additional loss may have been incurred if even the possibility may be remote.
     Lead pigment and lead-based paint litigation. The Company’s past operations included the manufacture and sale of lead pigments and lead-based paints. The Company, along with other companies, is and has been a defendant in a number of legal proceedings, including individual personal injury actions, purported class actions, and actions brought by various counties, cities, school districts and other government-related entities, arising from the manufacture and sale of lead pigments and lead-based paints. The plaintiffs’ claims have been based upon various legal theories, including negligence, strict liability, breach of warranty, negligent misrepresentations and omissions, fraudulent misrepresentations and omissions, concert of action, civil conspiracy, violations of unfair trade practice and consumer protection laws, enterprise liability, market share liability, public nuisance, unjust enrichment and other theories. The plaintiffs seek various damages and relief, including personal injury and property damage, costs relating to the detection and abatement of lead-based paint from buildings, costs associated with a public education campaign, medical monitoring costs and others. The Company is also a defendant in legal proceedings arising from the manufacture and sale of non-lead-based paints that seek recovery based upon various legal theories, including the failure to adequately warn of potential exposure to lead during surface preparation when using non-lead-based paint on surfaces previously painted with lead-based paint. The Company believes that the litigation brought to date is without merit or subject to meritorious defenses and is vigorously defending such litigation. The Company has not settled any lead pigment or lead-based paint litigation. The Company expects that additional lead pigment and lead-based paint litigation may be filed against the Company in the future asserting similar or different legal theories and seeking similar or different types of damages and relief.
     Notwithstanding the Company’s views on the merits, litigation is inherently subject to many uncertainties, and the Company ultimately may not prevail. Adverse court rulings or determinations of liability, among other factors, could affect the lead pigment and lead-based paint litigation against the Company and encourage an increase in the number and nature of future claims and proceedings. In addition, from time to time, various legislation and administrative regulations have been enacted, promulgated or proposed to impose obligations on present and former manufacturers of lead pigments and lead-based paints respecting asserted health concerns associated with such products or to overturn the effect of court decisions in which the Company and other manufacturers have been successful.
     Due to the uncertainties involved, management is unable to predict the outcome of the lead pigment and lead-based paint litigation, the number or nature of possible future claims and proceedings, or the effect that any legislation and/or administrative regulations may have on the litigation or against the Company. In addition, management cannot reasonably determine the scope or amount of the potential costs and liabilities related to such litigation, or resulting from any such legislation and regulations. The Company has not accrued any amounts for such litigation. Any potential liability that may result from such litigation or such legislation and regulations cannot reasonably be estimated. In the event any significant liability is determined to be attributable to the Company relating to such litigation, the recording of the liability may result in a material impact on net income for the annual or interim period during which such liability is accrued. Additionally, due to the uncertainties associated with the amount of any such liability and/or the nature of any other remedy which may be imposed in such litigation, any potential liability determined to be attributable to the Company arising out of such litigation may have a material adverse effect on the Company’s results of operations, liquidity or financial condition. An estimate of the potential impact on the Company’s results of operations, liquidity or financial condition cannot be made due to the aforementioned uncertainties.
     Public nuisance claim litigation. The Company and other companies are or were defendants in legal proceedings seeking recovery based on public nuisance liability theories, among other theories, brought by the State of Rhode Island, the City of St. Louis, Missouri, various cities and counties in the State of New Jersey, various cities in the State of Ohio and the State of Ohio, the City of Milwaukee, Wisconsin and the County of Santa Clara, California and other public entities in the State of California. Except for the Santa Clara County, California proceeding, all of these legal proceedings have been concluded in favor of the Company and other defendants at various stages in the proceedings.
     The proceedings initiated by the State of Rhode Island included two jury trials. At the conclusion of the second trial, the jury returned a verdict finding that (i) the cumulative presence of lead pigment in paints and coatings on buildings in the State of Rhode Island constitutes a public nuisance, (ii) the Company, along with two other defendants, caused or substantially contributed to the creation of the public nuisance, and (iii) the Company and two other defendants should be ordered to abate the public nuisance. The Company and two other defendants appealed and, on July 1, 2008, the Rhode Island Supreme Court, among other determinations, reversed the judgment of abatement with respect to the Company and two other defendants. The Rhode Island Supreme Court’s decision reversed the public nuisance liability judgment against the Company on the basis that the complaint failed to state a public nuisance claim as a matter of law.
     The Santa Clara County, California proceeding was initiated in March 2000 and purports to be a class action on behalf of all public entities in the State of California other than the State and its agencies. The plaintiffs’ asserted various claims including fraud and concealment, strict product liability/failure to warn, strict product liability/ design defect, negligence, negligent breach of a special duty, public nuisance, private nuisance, and violations of California’s Business and Professions Code. A number of the asserted claims were resolved in favor of the defendants through pre-trial proceedings. On March 3, 2006, the Court of Appeal, Sixth Appellate District, among other determinations, reversed the dismissal of the public nuisance claim for abatement brought by the cities of Santa Clara and Oakland and the City and County of San Francisco, and affirmed the dismissal of the public nuisance claim for damages to the plaintiffs’ properties. The plaintiffs have filed a motion for leave to file a fourth amended complaint. On April 4, 2007, the trial court entered an order granting the defendants’ motion to bar payment of contingent fees to private attorneys. The contingence fee issue was eventually appealed to the California Supreme Court and, on July 26, 2010, the Supreme Court upheld the plaintiffs’ right to retain private counsel on a contingency fee basis subject to certain requirements set forth in the Supreme Court’s opinion. The defendants filed a petition for writ of certiorari with the United States Supreme Court regarding the constitutional validity of the plaintiffs’ contingency fee arrangements. The petition was denied on January 10, 2011. The proceedings in the trial court were stayed pending the United States Supreme Court’s decision.
     Litigation seeking damages from alleged personal injury. The Company and other companies are defendants in a number of legal proceedings seeking monetary damages and other relief from alleged personal injuries. These proceedings include claims by children allegedly injured from ingestion of lead pigment or lead-containing paint, claims for damages allegedly incurred by the children’s parents or guardians, and claims for damages allegedly incurred by professional painting contractors. These proceedings generally seek compensatory and punitive damages, and seek other relief including medical monitoring costs. These proceedings include purported claims by individuals, groups of individuals and class actions.
     The plaintiff in Thomas v. Lead Industries Association, et al., initiated an action in state court against the Company, other alleged former lead pigment manufacturers and the Lead Industries Association in September 1999. The claims against the Company and the other defendants include strict liability, negligence, negligent misrepresentation and omissions, fraudulent misrepresentation and omissions, concert of action, civil conspiracy and enterprise liability. Implicit within these claims is the theory of “risk contribution” liability (Wisconsin’s theory which is similar to market share liability) due to the plaintiff’s inability to identify the manufacturer of any product that allegedly injured the plaintiff. The case ultimately proceeded to trial and, on November 5, 2007, the jury returned a defense verdict, finding that the plaintiff had ingested white lead carbonate, but was not brain damaged or injured as a result. The plaintiff appealed and, on December 16, 2010, the Wisconsin Court of Appeals affirmed the final judgment in favor of the Company and other defendants.
     Wisconsin is the only jurisdiction to date to apply a theory of liability with respect to alleged personal injury (i.e., risk contribution/market share liability) that does not require the plaintiff to identify the manufacturer of the product that allegedly injured the plaintiff in the lead pigment and lead-based paint litigation. Although the risk contribution liability theory was applied during the Thomas trial, the constitutionality of this theory as applied to the lead pigment cases has not been judicially determined by the Wisconsin state courts. However, in an unrelated action filed in the United States District Court for the Eastern District of Wisconsin, Gibson v. American Cyanamid, et al., on November 15, 2010, the District Court held that Wisconsin’s risk contribution theory as applied in that case violated the defendants’ right to substantive due process and is unconstitutionally retroactive.
     Insurance coverage litigation. The Company and its liability insurers, including certain Underwriters at Lloyd’s of London, initiated legal proceedings against each other to determine, among other things, whether the costs and liabilities associated with the abatement of lead pigment are covered under certain insurance policies issued to the Company. An ultimate loss in the insurance coverage litigation would mean that insurance proceeds could be unavailable under the policies at issue to mitigate any ultimate abatement related costs and liabilities. The Company has not recorded any assets related to these insurance policies or otherwise assumed that proceeds from these insurance policies would be received in estimating any contingent liability accrual. Therefore, an ultimate loss in the insurance coverage litigation without a determination of liability against the Company in the lead pigment or lead-based paint litigation will have no impact on the Company’s results of operation, liquidity or financial condition. As previously stated, however, the Company has not accrued any amounts for the lead pigment or lead-based paint litigation and any significant liability ultimately determined to be attributable to the Company relating to such litigation may result in a material impact on the Company’s results of operations, liquidity or financial condition for the annual or interim period during which such liability is accrued. The Company’s action, an Ohio state court action, has been stayed and the liability insurers action, a New York state court action has been dismissed.

Capital Stock	12 Months Ended
Dec. 31, 2010
Capital Stock [Abstract]
CAPITAL STOCK
NOTE 11 — CAPITAL STOCK
     At December 31, 2010, there were 300,000,000 shares of common stock and 30,000,000 shares of serial preferred stock authorized for issuance. Of the authorized serial preferred stock, 3,000,000 shares are designated as cumulative redeemable serial preferred and 1,000,000 shares are designated as convertible serial preferred stock. See Note 12. Effective April 21, 2010, the 2006 Equity and Performance Incentive Plan (2006 Employee Plan) was amended and restated to increase the number of shares that may be issued or transferred by 9,200,000 shares to 19,200,000 shares. See Note 13. An aggregate of 19,835,391, 13,381,449 and 14,884,028 shares of common stock at December 31, 2010, 2009 and 2008, respectively, were reserved for future grants of restricted stock and the exercise and future grants of option rights (see Note 13). Common shares outstanding shown in the following table included 475,628 shares of common stock held in a revocable trust at December 31, 2010, 2009 and 2008, respectively. The revocable trust is used to accumulate assets for the purpose of funding the ultimate obligation of certain non-qualified benefit plans. Transactions between the Company and the trust are accounted for in accordance with the Deferred Compensation — Rabbi Trusts Subtopic of the Compensation Topic of the ASC, which requires the assets held by the trust be consolidated with the Company’s accounts.

	Common Shares	Common Shares
	in Treasury	Outstanding
Balance at January 1, 2008	102,763,190	122,814,241
Shares tendered as payment for option rights exercised	4,706	(4,706)
Shares issued for exercise of option rights		1,275,151
Shares tendered in connection with grants of restricted stock	93,569	(93,569)
Net shares issued for grants of restricted stock		294,000
Treasury stock purchased	7,250,000	(7,250,000)

Balance at December 31, 2008	110,111,465	117,035,117
Shares tendered as payment for option rights exercised	9,743	(9,743)
Shares issued for exercise of option rights		1,075,395
Shares tendered in connection with grants of restricted stock	88,461	(88,461)
Net shares issued for grants of restricted stock		424,561
Treasury stock purchased	9,000,000	(9,000,000)

Balance at December 31, 2009	119,209,669	109,436,869
Shares tendered as payment for option rights exercised	15,752	(15,752)
Shares issued for exercise of option rights		2,436,639
Shares tendered in connection with grants of restricted stock	99,441	(99,441)
Net shares issued for grants of restricted stock		262,413
Treasury stock purchased	5,000,000	(5,000,000)

Balance at December 31, 2010	124,324,862	107,020,728

Stock Purchase Plan and Preferred Stock	12 Months Ended
Dec. 31, 2010
Stock Purchase Plan and Preferred Stock [Abstract]
STOCK PURCHASE PLAN AND PREFERRED STOCK
NOTE 12 — STOCK PURCHASE PLAN AND PREFERRED STOCK
     As of December 31, 2010, 24,624 employees contributed to the Company’s ESOP, a voluntary defined contribution plan available to all eligible salaried employees. Participants are allowed to contribute, on a pretax or after-tax basis, up to the lesser of twenty percent of their annual compensation or the maximum dollar amount allowed under the Internal Revenue Code. Prior to July 1, 2009, the Company matched one hundred percent of all contributions up to six percent of eligible employee contributions. Effective July 1, 2009, the ESOP was amended to change the Company match to one-hundred percent on the first three percent of eligible employee contributions and fifty percent on the next two percent of eligible contributions. Such participant contributions may be invested in a variety of mutual funds or a Company common stock fund and may be exchanged between investments as directed by the participant. Participants are permitted to diversify both future and prior Company matching contributions previously allocated to the Company common stock fund into a variety of mutual funds.
     The Company made contributions to the ESOP on behalf of participating employees, representing amounts authorized by employees to be withheld from their earnings, of  $70,601,  $70,025 and  $72,812 in 2010, 2009 and 2008, respectively. The Company’s matching contributions to the ESOP charged to operations were  $37,894,  $44,587 and  $54,001 for 2010, 2009 and 2008, respectively.
     At December 31, 2010, there were 16,845,158 shares of the Company’s common stock being held by the ESOP, representing 15.7 percent of the total number of voting shares outstanding. Shares of Company common stock credited to each member’s account under the ESOP are voted by the trustee under instructions from each individual plan member. Shares for which no instructions are received are voted by the trustee in the same proportion as those for which instructions are received.
     On August 1, 2006, the Company issued 500,000 shares of convertible serial preferred stock, no par value (Series 2 Preferred stock) with cumulative quarterly dividends of  $11.25 per share, for  $500,000 to the ESOP. The ESOP financed the acquisition of the Series 2 Preferred stock by borrowing  $500,000 from the Company at the rate of 5.5 percent per annum. This borrowing is payable over ten years in equal quarterly installments. Each share of Series 2 Preferred stock is entitled to one vote upon all matters presented to the Company’s shareholders and generally votes with the common stock together as one class. The Series 2 Preferred stock is held by the ESOP in an unallocated account. As the value of compensation expense related to contributions to the ESOP is earned, the Company has the option of funding the ESOP by redeeming a portion of the preferred stock or with cash. Contributions are credited to the members’ accounts at the time of funding. The Series 2 Preferred stock is redeemable for cash or convertible into common stock or any combination thereof at the option of the ESOP based on the relative fair value of the Series 2 Preferred and common stock at the time of conversion. At December 31, 2010, 2009 and 2008, there were no allocated or committed-to-be released shares of Series 2 Preferred stock outstanding. In 2010 and 2009, the Company elected to fund the ESOP with cash. The Company redeemed 107,980 shares of the Series 2 Preferred stock for cash in 2008.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION
NOTE 13 — STOCK-BASED COMPENSATION
     Effective April 19, 2006, the shareholders approved the 2006 Employee Plan, replacing the 2003 Stock Plan and authorizing the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 10,000,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or cancelled. Effective April 21, 2010, the 2006 Employee Plan was amended and restated to increase the number of shares that may be issued or transferred by 9,200,000 shares to 19,200,000 shares. The 2006 Employee Plan permits the granting of option rights, appreciation rights, restricted stock, restricted stock units, performance shares and performance units to eligible employees. At December 31, 2010, no appreciation rights, restricted stock units, performance shares or performance units had been granted under the 2006 Employee Plan. No further grants may be made under the 2003 Stock Plan, all rights granted under that plan remain.
     Effective April 19, 2006, the shareholders also approved the 2006 Stock Plan for Nonemployee Directors (Nonemployee Plan), replacing the 1997 Stock Plan and authorizing the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 200,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or are cancelled. The Nonemployee Plan permits the granting of option rights, appreciation rights, restricted stock and restricted stock units to members of the Board of Directors who are not employees of the Company. At December 31, 2010, no option rights, appreciation rights or restricted stock units had been granted under the Nonemployee Plan. No further grants may be made under the 1997 Stock Plan, all rights granted under that plan remain.
     The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. The tax benefits associated with these share-based payments are classified as financing activities in the Statements of Consolidated Cash Flows.
     At December 31, 2010, the Company had total unrecognized stock-based compensation expense of  $56,690 that is expected to be recognized over a weighted-average period of 1.44 years. Stock-based compensation expense during 2010, 2009 and 2008 was  $42,276,  $23,271 and  $41,114, respectively. Stock-based compensation expense was reduced by  $21,958 in 2009 related to certain restricted stock awards granted under the 2006 Employee Plan where the performance conditions are not expected to be fully attained. This change increased net income by  $13,501 and increased basic and diluted earnings per share by  $.12. The Company recognized a total income tax benefit related to stock-based compensation expense of  $16,290,  $8,963 and  $15,799 during 2010, 2009 and 2008, respectively. The impact of total stock-based compensation expense, net of taxes, on net income reduced both Basic and Diluted net income per common share by  $.24 during 2010.
     Option rights. The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2010		2009		2008
Risk-free interest rate		1.16%		2.39%		3.01%
Expected life of option rights	5.27	years	5.27	years	5. 24	years
Expected dividend yield of stock		1.84%		2.69%		2.41%
Expected volatility of stock		.304		.319		.321
     The risk-free interest rate is based upon the U.S. Treasury yield curve at the time of grant. The expected life of option rights was calculated using a scenario analysis model. Historical data was used to aggregate the holding period from actual exercises, post-vesting cancellations and hypothetical assumed exercises on all outstanding option rights. The expected dividend yield of stock is the Company’s best estimate of the expected future dividend yield. Expected volatility of stock was calculated using historical and implied volatilities. The Company applied an estimated forfeiture rate of 3.16 percent to the 2010 grants. This rate was calculated based upon historical activity and is an estimate of granted shares not expected to vest. If actual forfeitures differ from the expected rate, the Company may be required to make additional adjustments to compensation expense in future periods.
     Grants of option rights for non-qualified and incentive stock options have been awarded to certain officers, key employees and nonemployee directors under the 2006 Employee Plan, the 2003 Stock Plan, and the 1997 Plan. The option rights generally become exercisable to the extent of one-third of the optioned shares for each full year following the date of grant and generally expire ten years after the date of grant. Unrecognized compensation expense with respect to option rights granted to eligible employees amounted to  $35,405 at December 31, 2010. The unrecognized compensation expense is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted average period of 1.54 years.
     The weighted-average per share grant date fair value of options granted during 2010, 2009 and 2008, respectively, was  $16.83,  $15.20 and  $13.91. The total intrinsic value of exercised option rights for employees was  $74,440,  $26,684 and  $34,676, and for nonemployee directors was  $626,
 $497 and  $497 during 2010, 2009 and 2008, respectively. The total fair value of options vested during the year was  $25,073,  $24,867 and  $22,824 during 2010, 2009 and 2008, respectively. The outstanding option rights for nonemployee directors were 37,500, 51,667 and 65,667 for 2010, 2009 and 2008, respectively. The Company issues new shares upon exercise of option rights or granting of restricted stock.
     A summary of the Company’s non-qualified and incentive stock option right activity for employees and nonemployee directors, and related information for the years ended December 31 is shown in the following table:

	2010			2009			2008
		Weighted-			Weighted-			Weighted-
		Average			Average			Average
		Exercise	Aggregate		Exercise	Aggregate		Exercise	Aggregate
	Optioned	Price	Intrinsic	Optioned	Price	Intrinsic	Optioned	Price	Intrinsic
	Shares	Per Share	Value	Shares	Per Share	Value	Shares	Per Share	Value
Outstanding beginning of year	10,897,652	$50.30		10,270,899	$46.48		9,806,292	$42.95
Granted	1,586,984	72.48		1,802,432	62.73		1,809,095	53.96
Exercised	(2,436,639)	41.95		(1,075,395)	33.73		(1,275,151)	29.39
Forfeited	(34,999)	58.90		(70,428)	60.14		(50,362)	60.60
Expired	(3,613)	54.71		(29,856)	60.45		(18,975)	48.81

Outstanding end of year	10,009,385	$55.82	$281,349	10,897,652	$50.30	$132,139	10,270,899	$46.48	$139,494

Exercisable at end of year	6,655,569	$50.78	$220,647	7,434,125	$45.83	$121,874	6,864,498	$40.93	$129,096
     The weighted average remaining term for options outstanding at the end of 2010, 2009 and 2008, respectively, was 6.76, 6.73 and 6.85 years. The weighted average remaining term for options exercisable at the end of 2010, 2009 and 2008, respectively, was 5.58, 5.60 and 5.72 years. Shares reserved for future grants of option rights and restricted stock were 9,826,006, 2,483,797 and 4,613,129 at December 31, 2010, 2009 and 2008, respectively.
     Restricted stock. Grants of restricted stock, which generally require three or four years of continuous employment from the date of grant before vesting and receiving the stock without restriction, have been awarded to certain officers and key employees under the 2006 Employee Plan and the 2003 Stock Plan. Prior to February 16, 2010, all awards were performance-based, and the shares of stock to be received without restriction under these plans were based on the Company’s achievement of specified financial goals relating to average return on average equity and earnings before interest, taxes, depreciation and amortization. The February 16, 2010 grant award consisted of approximately two-thirds performance-based awards that vest at the end of a three year period based on the Company’s achievement of specified financial goals relating to average return on average equity and earnings per share and one-third time-based awards that vest at the end of a three year period based on continuous employment. Unrecognized compensation expense with respect to grants of restricted stock to eligible employees amounted to  $20,189 at December 31, 2010 and is being amortized on a straight-line basis over the vesting period and is expected to be recognized over a weighted average period of 1.17 years.
     Grants of restricted stock have been awarded to nonemployee directors under the Nonemployee Plan and the 1997 Plan. These grants generally vest and stock is received without restriction to the extent of one-third of the granted stock for each year following the date of grant. Unrecognized compensation expense with respect to grants of restricted stock to nonemployee directors amounted to  $1,096 at December 31, 2010 and is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted average period of 1.55 years.
     A summary of grants of restricted stock to certain officers, key employees and nonemployee directors during each year is as follows:

	2010	2009	2008
Restricted stock granted	348,460	429,221	295,500
Weighted-average per share fair value of restricted stock granted during the year	$64.49	$45.85	$53.82
     A summary of the Company’s restricted stock activity for the years ended December 31 is shown in the following table:

	2010	2009	2008
Outstanding beginning of year	1,304,386	1,166,900	1,142,600
Granted	348,460	429,221	295,500
Vested	(300,598)	(287,075)	(269,700)
Forfeited	(86,047)	(4,660)	(1,500)

Outstanding end of year	1,266,201	1,304,386	1,166,900

Other	12 Months Ended
Dec. 31, 2010
Other [Abstract]
OTHER
NOTE 14 — OTHER
     Other general expense — net. Included in Other general expense — net were the following:

	2010	2009	2008
Provisions for environmental matters — net	$7,089	$24,705	$6,947
Loss on disposition of assets	2,720	972	6,440
Net (income) expense of exit or disposal activities	(6,006)	7,943	5,932

Total	$3,803	$33,620	$19,319

     Provisions for environmental matters-net represent initial provisions for site-specific estimated costs of environmental investigation or remediation and increases or decreases to environmental-related accruals as information becomes available upon which more accurate costs can be reasonably estimated and as additional accounting guidelines are issued. Environmental-related accruals are not recorded net of insurance proceeds in accordance with the Offsetting Subtopic of the Balance Sheet Topic of the ASC. See Note 9 for further details on the Company’s environmental-related activities.
     The loss on disposition of assets represents net realized losses associated with the disposal of property, plant and equipment and intangible assets previously used in the conduct of the primary business of the Company.
     The net (income) expense of exit or disposal activities includes changes to accrued qualified exit costs as information becomes available upon which more accurate amounts can be reasonably estimated, initial impairments of carrying value and additional impairments for subsequent reductions in estimated fair value of property, plant and equipment held for disposal. See Note 6 for further details on the Company’s exit or disposal activities.
     Other (income) expense — net. Included in Other (income) expense — net were the following:

	2010	2009	2008
Dividend and royalty income	$(3,857)	$(3,240)	$(4,303)
Net expense from financing and investing activities	9,256	5,302	3,570
Foreign currency related transaction losses	22	4,926	10,587
Other income	(14,059)	(16,225)	(9,369)
Other expense	7,857	7,494	4,583

Total	$(781)	$(1,743)	$5,068

     The Net expense from financing and investing activities includes financing and bank service fees.
     Foreign currency transaction related losses represent net realized losses on U.S. dollar-denominated liabilities of foreign subsidiaries and net realized and unrealized losses from foreign currency option and forward contracts. There were no foreign currency option and forward contracts outstanding at December 31, 2010 and 2009. The Company had foreign currency option and forward contracts outstanding at December 31, 2008. All of the contracts had maturity dates of less than twelve months and were undesignated hedges with changes in fair value being recognized in earnings in accordance with the Derivatives and Hedging Topic of the ASC. These derivative instrument values were included in Other current assets and Other accruals and were insignificant at December 31, 2008.
     Other income and Other expense included items of revenue, gains, expenses and losses that were unrelated to the primary business purpose of the Company. Each individual item within the Other income or Other expense caption was immaterial; no single category of items exceeded  $1,500.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
INCOME TAXES
NOTE 15 — INCOME TAXES
     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes using the enacted tax rates and laws that are currently in effect. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
Deferred tax assets:
Exit costs, environmental and other similar items	$64,773	$82,378	$76,237
Deferred employee benefit items	57,810	65,550	61,340
Other items (each less than 5 percent of total assets)	79,014	111,094	106,341

Total deferred tax assets	$201,597	$259,022	$243,918

Deferred tax liabilities:
Depreciation and amortization	$165,917	$161,916	$144,715

     Netted against the Company’s other deferred tax assets were valuation reserves of  $17,756,  $15,735 and  $6,611 at December 31, 2010, 2009 and 2008, respectively, resulting from the uncertainty as to the realization of the tax benefits from certain foreign net operating losses and certain other foreign assets.
     Significant components of the provisions for income taxes were as follows:

	2010	2009	2008
Current:
Federal	$127,498	$151,492	$144,789
Foreign	50,765	25,964	34,367
State and local	16,966	18,118	28,078

Total current	195,229	195,574	207,234
Deferred:
Federal	27,903	(4,887)	25,668
Foreign	(7,145)	(1,592)	(666)
State and local	(688)	(2,126)	5,363

Total deferred	20,070	(8,605)	30,365

Total provisions for income taxes	$215,299	$186,969	$237,599

     The provisions for income taxes included estimated taxes payable on that portion of retained earnings of foreign subsidiaries expected to be received by the Company. The effect of the repatriation provisions of the American Jobs Creation Act of 2004 and the provisions of the Income Taxes Topic of the ASC, was  $1,885 in 2010,  $1,899 in 2009 and  $(1,337) in 2008. A provision was not made with respect to  $17,581 of retained earnings at December 31, 2010 that have been invested by foreign subsidiaries. It was not practicable to estimate the amount of unrecognized deferred tax liability for undistributed foreign earnings.
     Significant components of income before income taxes as used for income tax purposes, were as follows:

	2010	2009	2008
Domestic	$539,120	$591,558	$602,934
Foreign	138,664	31,259	111,541

	$677,784	$622,817	$714,475

     A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	1.6	1.7	3.0
Investment vehicles	(1.6)	(3.6)	(1.9)
ESOP dividends	(1.8)	(2.0)	(1.8)
Domestic production activities	(2.5)	(1.7)	(1.1)
Other — net	1.1	0.6	0.1

Effective tax rate	31.8%	30.0%	33.3%

     The 2010 state and local income tax and ESOP dividend components of the effective tax rate were consistent with the 2009 tax year. The decrease in the tax deduction related to investment vehicles was the result of a decrease in the impact of investments in tax favorable vehicles in 2010 compared to 2009. The impact of the domestic production activities deduction increased in 2010 compared to 2009 due to a statutory increase in the applicable rate of the deduction.
     The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. Other than as noted below, the Internal Revenue Service (IRS) substantially completed the audit of the 2004 and 2005 tax years. The IRS commenced an examination of the Company’s U.S. income tax returns for the 2006 and 2007 tax years in the fourth quarter of 2008. Fieldwork was completed during the fourth quarter of 2010. At this time, the Company has determined that an insignificant payment is due.
     The IRS is currently examining transactions related to the Company’s ESOP. Leveraged ESOP transactions were implemented on August 1, 2006 and August 27, 2003. See Note 12. At various times, principal and interest on the debt related to the transactions was forgiven as a mechanism for funding Company contributions of elective deferrals and matching contributions to the ESOP. The Company claimed income tax deductions for the forgiven principal on the debt along with interest and dividends. The benefit related to tax deductions for forgiven principal and interest was reflected in equity and did not flow through the provision for income taxes. The IRS has not issued any, but is evaluating possible Notices of Proposed Adjustment for income taxes for the 2004 through 2007 tax years related to these transactions and may seek to disallow some or all of the deductions related to the ESOP transactions and assess interest and penalties. The IRS has also indicated they are reviewing the applicability of excise taxes under Section 4975 of the Internal Revenue Code with respect to these transactions for the 2003 through 2007 tax years. During the fourth quarter, the IRS added the 2008 year to the audit of the ESOP. During the IRS’s examinations of the transactions, it requested the Department of Labor to also review the transactions. Following the Department of Labor’s initial examination, it is coordinating its response with the IRS. The Company has retained counsel to assist with the audit process and to respond to any claims or assessments the IRS or Department of Labor issues. As of December 31, 2010, the Company is subject to non-U.S. income tax examinations for the tax years of 2003 through 2010. In addition, the Company is subject to state and local income tax examinations for the tax years 1996 through 2010.
     A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
Balance at beginning of year	$36,963	$38,051	$39,378
Additions based on tax positions related to the current year	7,502	3,357	3,709
Additions for tax positions of prior years	1,841	9,170	4,212
Reductions for tax positions of prior years	(13,516)	(4,111)	(3,863)
Settlements	(55)	(7,937)	(3,212)
Lapses of Statutes of Limitations	(1,467)	(1,567)	(2,173)

Balance at end of year	$31,268	$36,963	$38,051

     Included in the balance of unrecognized tax benefits at December 31, 2010, 2009 and 2008 is  $27,428,  $32,543 and  $32,420 in unrecognized tax benefits, the recognition of which would have an effect on the effective tax rate.
     Included in the balance of unrecognized tax benefits at December 31, 2010 is  $6,003 related to tax positions for which it is reasonably possible that the total amounts could significantly change during the next twelve months. This amount represents a decrease in unrecognized tax benefits comprised primarily of items related to a payment related to a federal audit of partnership investments, assessed state income tax audits, state settlement negotiations currently in progress and expiring statutes in federal and foreign jurisdictions.
     The Company classifies all income tax related interest and penalties as income tax expense. During the tax year ended December 31, 2010, 2009 and 2008 the Company recognized a release of  $1,544,  $3,157 and  $215, respectively, in income tax interest and penalties. As of December 31, 2010, 2009 and 2008, the Company has accrued  $10,197,  $11,783 and  $15,563, respectively, for the potential payment of interest and penalties.

Net Income Per Common Share	12 Months Ended
Dec. 31, 2010
Net Income Per Common Share [Abstract]
NET INCOME PER COMMON SHARE
NOTE 16 — NET INCOME PER COMMON SHARE

	2010	2009	2008
Basic
Average common shares outstanding	107,021,624	113,514,399	116,835,433

Net income	$462,485	$435,848	$476,876
Less net income allocated to unvested restricted shares	(4,817)	(4,504)	(4,728)

Net income allocated to common shares	$457,668	$431,344	$472,148

Net income per common share	$4.28	$3.80	$4.04

Diluted
Average common shares outstanding	107,021,624	113,514,399	116,835,433
Stock options and other contingently issuable shares (a)	1,763,893	943,089	1,342,546

Average common shares outstanding assuming dilution	108,785,517	114,457,488	118,177,979

Net income	$462,485	$435,848	$476,876
Less net income allocated to unvested restricted shares assuming dilution	(4,749)	(3,679)	(4,695)

Net income allocated to common shares assuming dilution	$457,736	$432,169	$472,181

Net income per common share	$4.21	$3.78	$4.00

(a)	Stock options and other contingently issuable shares excludes 1,544,620, 4,759,922 and 3,136,935 shares at December 31, 2010, 2009 and 2008, respectively, due to their anti-dilutive effect.

The Company has two classes of participating securities: common shares and restricted shares, representing 99% and 1% of outstanding shares, respectively. The restricted shares are shares of unvested restricted stock granted under the Company’s restricted stock award program. Unvested restricted shares granted prior to April 21, 2010 received non-forfeitable dividends, and the shares were therefore considered a participating security. Effective April 21, 2010, the restricted stock award program was revised and dividends on performance-based restricted shares granted after this date are deferred and payment is contingent upon the awards vesting. Only the time-based restricted shares, which continue to receive non-forfeitable dividends, are considered a participating security. Basic and diluted earnings per share are calculated using the two-class method in accordance with the Earnings Per Share Topic of the ASC.

Summary of Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2010
Summary of Quarterly Results of Operations (Unaudited) [Abstract]
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
NOTE 17 — SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$1,565,482	$2,143,064	$2,172,259	$1,895,619	$7,776,424
Gross profit	691,968	971,893	971,585	845,632	3,481,078
Net income	32,603	181,706	175,258	72,918	462,485
Net income per common share — basic	0.30	1.67	1.63	0.68	4.28
Net income per common share — diluted	0.30	1.64	1.60	0.67	4.21
     Net income in the fourth quarter was increased by  $9,468 ( $.09 per share) due primarily to inventory adjustments and adjustments to compensation and benefit expenses. Gross profit was increased by  $12,622 primarily as a result of physical inventory adjustments of  $9,146. Selling, general and administrative expenses decreased  $2,798 related to compensation and benefit expense adjustments.

	2009
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$1,550,677	$1,947,827	$1,996,909	$1,598,836	$7,094,249
Gross profit	680,606	895,342	928,983	758,238	3,263,169
Net income	37,279	158,023	175,208	65,338	435,848
Net income per common share — basic	0.32	1.36	1.53	0.59	3.80
Net income per common share — diluted	0.32	1.35	1.51	0.58	3.78
     Net income in the fourth quarter was increased by  $28,941 ( $.25 per share) due primarily to inventory adjustments and adjustments to compensation and benefit expenses. Gross profit was increased by  $39,197 primarily as a result of physical inventory adjustments of  $38,047 based on an annual physical inventory count performed during the fourth quarter, year-end inventory levels and related costs. Selling, general and administrative expenses decreased  $7,938 related to compensation and benefit expense adjustments.

Operating Leases	12 Months Ended
Dec. 31, 2010
Operating Leases [Abstract]
OPERATING LEASES
NOTE 18 — OPERATING LEASES
     The Company leases certain stores, warehouses, manufacturing facilities, office space and equipment. Renewal options are available on the majority of leases and, under certain conditions, options exist to purchase certain properties. Rental expense for operating leases, recognized on a straight-line basis over the lease term in accordance with the Leases Topic of the ASC was  $282,309,  $284,078 and  $271,373 for 2010, 2009 and 2008, respectively. Certain store leases require the payment of contingent rentals based on sales in excess of specified minimums. Contingent rentals included in rent expense were  $37,602,  $36,228 and  $32,835 in 2010, 2009 and 2008, respectively. Rental income, as lessor, from real estate leasing activities and sublease rental income for all years presented was not significant. The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2010:

2011	$238,806
2012	208,020
2013	173,932
2014	141,931
2015	107,126
Later years	188,411

Total minimum lease payments	$1,058,226

Reportable Segment Information	12 Months Ended
Dec. 31, 2010
Reportable Segment Information [Abstract]
REPORTABLE SEGMENT INFORMATION
NOTE 19 — REPORTABLE SEGMENT INFORMATION
     The Company reports its segment information in the same way that management internally organizes its business for assessing performance and making decisions regarding allocation of resources in accordance with the Segment Reporting Topic of the ASC. The Company has determined that it has three reportable operating segments: Paint Stores Group, Consumer Group and Global Finishes Group (collectively, the “Reportable Operating Segments”). Factors considered in determining the three reportable segments of the Company include the nature of business activities, the management structure directly accountable to the Company’s chief operating decision maker (CODM) for operating and administrative activities, availability of discrete financial information and information presented to the Board of Directors. Operating segments that are not individually significant, based on quantitative thresholds in ASC 280-10-50-12, are aggregated within the Global Finishes Group. The Company reports all other business activities and immaterial operating segments that are not reportable in the Administrative segment. See pages 6 through 11 of this report for more information about the Reportable Operating Segments.
     The Company’s CODM has been identified as the Chief Executive Officer because he has final authority over performance assessment and resource allocation decisions. Because of the diverse operations of the Company, the CODM regularly receives discrete financial information about each reportable operating segment as well as a significant amount of additional financial information about certain divisions, business units or subsidiaries of the Company. The CODM uses all such financial information for performance assessment and resource allocation decisions. The CODM evaluates the performance of and allocates resources to the Reportable Operating Segments based on profit or loss before income taxes and cash generated from operations. The accounting policies of the Reportable Operating Segments are the same as those described in Note 1 of this report.
     The Paint Stores Group consisted of 3,390 company-operated specialty paint stores in the United States, Canada, Puerto Rico, Virgin Islands, Trinidad and Tobago, St. Maarten and Jamaica at December 31, 2010. Each store in this segment is engaged in the related business activity of selling paint, coatings and related products to end-use customers. The Paint Stores Group markets and sells Sherwin-Williams® branded architectural paint and coatings, industrial and marine products, OEM product finishes and related items. These products are produced by manufacturing facilities in the Consumer and Global Finishes Groups. In addition, each store sells selected purchased associated products. The loss of any single customer would not have a material adverse effect on the business of this segment. During 2010, this segment opened 36 net new stores, consisting of 49 new stores opened (40 in the United States, 6 in Canada, 2 in Trinidad and 1 in Jamaica) and 13 stores closed in the United States. In 2009 and 2008, this segment opened 8 and 21 net new stores, respectively. A map on page 12 of this report shows the number of paint stores and their geographic location. The CODM uses discrete financial information about the Paint Stores Group, supplemented with information by geographic region, product type and customer type, to assess performance of and allocate resources to the Paint Stores Group as a whole. In accordance with ASC 280-10-50-9, the Paint Stores Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Operating Segment.
     The Consumer Group develops, manufactures and distributes a variety of paint, coatings and related products to third-party customers primarily in the United States and Canada, and the Paint Stores Group. Approximately 53 percent of the total sales of the Consumer Group in 2010 were inter-segment transfers of products primarily sold through the Paint Stores Group. Sales and marketing of certain controlled brand and private labeled products is performed by a direct sales staff. The products distributed through third party customers are intended for resale to the ultimate end-user of the product. The Consumer Group had sales to certain customers that, individually, may be a significant portion of the sales of the segment. However, the loss of any single customer would not have a material adverse effect on the overall profitability of the segment. This segment incurred most of the Company’s capital expenditures related to ongoing environmental compliance measures. The CODM uses discrete financial information about the Consumer Group, supplemented with information by product types and customer, to assess performance of and allocate resources to the Consumer Group as a whole. In accordance with ASC 280-10-50-9, the Consumer Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Operating Segment.
     The Global Finishes Group develops, licenses, manufactures, distributes and sells a variety of architectural paint and coatings, industrial and marine products, automotive finishes and refinish products, OEM coatings and related products in North and South America, Europe and Asia. This segment meets the demands of its customers for a consistent worldwide product development, manufacturing and distribution presence and approach to doing business. This segment licenses certain technology and trade names worldwide. Sherwin-Williams® and other controlled brand products are distributed through the Paint Stores Group and this segment’s 564 company-operated branches and by a direct sales staff and outside sales representatives to retailers, dealers, jobbers, licensees and other third party distributors. During 2010, this segment opened or acquired 35 new branches (1 in the United States, 2 in Canada, 9 in South America, 6 in Mexico, 16 in Europe and 1 in Thailand) and closed 10 (3 in South America, 5 in the United States, 1 in Mexico and 1 in Canada) for a net increase of 25 branches. At December 31, 2010, the Global Finishes Group consisted of operations in the United States, subsidiaries in 45 foreign countries, 3 foreign joint ventures and income from licensing agreements in 16 foreign countries. The CODM uses discrete financial information about each of two aggregated operating segments within the Global Finishes Group Reportable Operating Segment, supplemented with information about geographic divisions, business units, and subsidiaries, to assess performance of and allocate resources to each of the operating segments. Two operating segments are aggregated to form the Global Finishes Group Reportable Operating Segment in accordance with the quantitative thresholds within ASC 280-10-50-12. A map on pages 12 and 13 of this report shows the number of branches and their geographic locations.
     The Administrative segment includes the administrative expenses of the Company’s corporate headquarters site. Also included in the Administrative segment was interest expense, interest and investment income, certain expenses related to closed facilities and environmental-related matters, and other expenses which were not directly associated with the Reportable Operating Segments. The Administrative segment did not include any significant foreign operations. Also included in the Administrative segment was a real estate management unit that is responsible for the ownership, management and leasing of non-retail properties held primarily for use by the Company, including the Company’s headquarters site, and disposal of idle facilities. Sales of this segment represented external leasing revenue of excess headquarters space or leasing of facilities no longer used by the Company in its primary businesses. Gains and losses from the sale of property were not a significant operating factor in determining the performance of the Administrative segment.
     Net external sales of all consolidated foreign subsidiaries were  $1,468,116,  $1,025,824 and  $1,119,337 for 2010, 2009 and 2008, respectively. Segment profit of all consolidated foreign subsidiaries was  $86,951,  $27,028 and  $73,569 for 2010, 2009 and 2008, respectively. Domestic operations accounted for the remaining net external sales and segment profits. Long-lived assets consisted of Property, plant and equipment, Goodwill, Intangible assets, Deferred pension assets and Other assets. The aggregate total of long-lived assets for the Company was  $2,955,513,  $2,553,836 and,  $2,506,555 at December 31, 2010, 2009 and 2008, respectively. Long-lived assets of consolidated foreign subsidiaries totaled  $664,547,  $249,345 and  $207,740 at December 31, 2010, 2009 and 2008, respectively. Total Assets of the Company were  $5,169,235,  $4,323,855 and  $4,415,759 at December 31, 2010, 2009 and 2008, respectively. Total assets of consolidated foreign subsidiaries were  $1,467,969,  $753,915 and  $666,881, which represented 28.4 percent, 17.4 percent and 15.1 percent of the Company’s total assets at December 31, 2010, 2009 and 2008, respectively. No single geographic area outside the United States was significant relative to consolidated net sales or operating profits. Export sales and sales to any individual customer were each less than 10 percent of consolidated sales to unaffiliated customers during all years presented.
     In the reportable segment financial information that follows, Segment profit was total net sales and intersegment transfers less operating costs and expenses. Identifiable assets were those directly identified with each reportable segment. The Administrative segment assets consisted primarily of cash and cash equivalents, investments, deferred pension assets, and headquarters property, plant and equipment. The margin for each reportable operating segment was based upon total net sales and intersegment transfers. Domestic intersegment transfers were accounted for at the approximate fully absorbed manufactured cost, based on normal capacity volumes, plus customary distribution costs. International inter-segment transfers were accounted for at values comparable to normal unaffiliated customer sales.

	2010
	Paint Stores	Consumer		Global Finishes		Consolidated
	Group	Group		Group	Administrative	Totals
Net external sales	$4,381	$1,298		$2,092	$5	$7,776
Intersegment transfers		1,453		95	(1,548)

Total net sales and intersegment transfers	$4,381	$2,751		$2,187	$(1,543)	$7,776

Segment profit	$620	$204		$124		$948
Interest expense					$(71)	(71)
Administrative expenses and other					(199)	(199)

Income before income taxes	$620	$204	*	$124	$(270)	$678

Reportable operating segment margins	14.2%	7.4%		5.7%
Identifiable assets	$1,238	$1,603		$1,526	$802	$5,169
Capital expenditures	51	25		38	11	125
Depreciation	47	39		38	16	140

	2009
	Paint Stores	Consumer		Global Finishes		Consolidated
	Group	Group		Group	Administrative	Totals
Net external sales	$4,209	$1,225		$1,653	$7	$7,094
Intersegment transfers		1,253		161	(1,414)

Total net sales and intersegment transfers	$4,209	$2,478		$1,814	$(1,407)	$7,094

Segment profit	$600	$157		$65		$822
Interest expense					$(40)	(40)
Administrative expenses and other					(159)	(159)

Income before income taxes	$600	$157	*	$65	$(199)	$623

Reportable operating segment margins	14.3%	6.3%		3.6%
Identifiable assets	$1,187	$1,524		$927	$686	$4,324
Capital expenditures	40	28		21	2	91
Depreciation	48	50		29	18	145

	2008
	Paint Stores	Consumer		Global Finishes		Consolidated
	Group	Group		Group	Administrative	Totals
Net external sales	$4,835	$1,272		$1,866	$7	$7,980
Intersegment transfers		1,652		143	(1,795)

Total net sales and intersegment transfers	$4,835	$2,924		$2,009	$(1,788)	$7,980

Segment profit	$648	$140		$152		$940
Interest expense					$(66)	(66)
Administrative expenses and other					(160)	(160)

Income before income taxes	$648	$140	*	$152	$(226)	$714

Reportable operating segment margins	13.4%	4.8%		7.6%
Identifiable assets	$1,371	$1,573		$937	$535	$4,416
Capital expenditures	57	28		25	7	117
Depreciation	50	44		31	18	143

*	Segment profit included $22, $19 and $26 of mark-up on intersegment transfers realized as a result of external sales by the Paint Stores Group during 2010, 2009 and 2008, respectively.

Significant Accounting Policies [Policies]	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies (Policies) [Abstract]
Consolidation
     Consolidation. The consolidated financial statements include the accounts of The Sherwin-Williams Company and its wholly owned subsidiaries (collectively, “the Company.”) Inter-company accounts and transactions have been eliminated.

Use of estimates
     Use of estimates. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those amounts.

Nature of operations Policy
     Nature of operations. The Company is engaged in the development, manufacture, distribution and sale of paint, coatings and related products to professional, industrial, commercial and retail customers primarily in North and South America, with additional operations in the Caribbean region, Europe and Asia.

Reportable segments	Reportable segments. See Note 19 for further details.
Cash flows	Cash flows. Management considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Fair value of financial instruments
     Fair value of financial instruments. The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
          Cash and cash equivalents: The carrying amounts reported for Cash and cash equivalents approximate fair value.
          Short-term investments: The carrying amounts reported for Short-term investments approximate fair value.
     Investments in securities: Investments classified as available-for-sale are carried at market value. See the recurring fair value measurement table on page 47.
     Non-traded investments: The Company has invested in the U.S. affordable housing and historic renovation real estate markets. These non-traded investments have been identified as variable interest entities. However, because the Company does not have the power to direct the day-to-day operations of the investments and the risk of loss is limited to the amount of contributed capital, the Company is not considered the primary beneficiary. In accordance with the Consolidation Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), the investments are not consolidated. The Company uses the effective yield method to determine the carrying value of the investments. Under the effective yield method, the initial cost of the investments is amortized over the period that the tax credits are recognized. The carrying amounts of the investments, included in Other assets, were  $198,023,  $88,249 and  $33,095 at December 31, 2010, 2009 and 2008, respectively. The liabilities recorded on the balance sheets for estimated future capital contributions to the investments were  $194,807,  $82,564 and  $30,172 at December 31, 2010, 2009 and 2008, respectively.
     Short-term borrowings: The carrying amounts reported for Short-term borrowings approximate fair value.
     Long-term debt (including current portion): The fair values of the Company’s publicly traded debt, shown below, are based on quoted market prices. The fair values of the Company’s non-traded debt, also shown below, are estimated using discounted cash flow analyses, based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. See Note 8.

	December 31,
	2010		2009		2008
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value	Amount	Value
Publicly traded debt	$632,375	$662,193	$768,300	$741,989	$284,014	$291,464
Non-traded debt	23,826	22,454	26,637	25,105	33,283	29,805

Derivative Instruments
     Derivative instruments: The Company utilizes derivative instruments as part of its overall financial risk management policy. The Company entered into option and forward currency exchange contracts in 2010, 2009 and 2008 primarily to hedge against foreign currency risk exposure. See Note 14. During 2009 and 2008, the Company entered into swaps to partially hedge forecasted future commodity purchases. These hedges were designated as cash flow hedges under the Derivatives and Hedging Topic of the ASC. There were no derivative contracts outstanding at December 31, 2010. The fair values of these derivative instruments were included in Other current assets or Other accruals and were insignificant at December 31, 2009 and 2008. During 2009 and 2008, the Company reclassified insignificant gains and losses from Cumulative other comprehensive loss into earnings. The Company does not use derivative instruments for speculative purposes.

Financial Accounting Standards (FAS) No.157
     Fair value measurements. The following tables summarize the Company’s assets and liabilities measured on a recurring and non-recurring basis in accordance with the Fair Value Measurements and Disclosures Topic of the ASC:
Assets and Liabilities Reported at Fair Value on a Recurring Basis

		Quoted Prices in		Significant
	Fair Value at	Active Markets	Significant Other	Unobservable
	December 31,	for Identical	Observable Inputs	Inputs
	2010	Assets (Level 1)	(Level 2)	(Level 3)
Assets:
Deferred compensation plan asset (a)	$18,235	$14,557	$3,678

Total assets at fair value	$18,235	$14,557	$3,678

Liabilities:
Deferred compensation plan liability (b)	$22,905	$22,905

Total liabilities at fair value	$22,905	$22,905

(a)	The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $17,423.

(b)	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices.
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis

		Quoted Prices in		Significant
	Fair Value at	Active Markets	Significant Other	Unobservable
	December 31,	for Identical	Observable	Inputs
	2010	Assets (Level 1)	Inputs (Level 2)	(Level 3)
Trademarks (a)	$2,709			$2,709
Fixed assets (b)	1,721		$1,721

	$4,430		$1,721	$2,709

(a)	As a result of the 2010 annual impairment test performed in accordance with the Intangibles Topic of the ASC, trademarks with a carrying value of $2,829 were written down to their calculated fair value of $2,709. In addition, finite-lived trademarks with a carrying value of $4,364 were written-down to their immaterial estimated net realizable value. See Note 5.

(b)	Fixed assets totaling $5,062 were written down to their estimated net realizable value of $1,721 in accordance with the Disposal of Long-Lived Assets Subtopic of ASC 360. See Note 5.

Allowance for doubtful accounts
     Accounts receivable and allowance for doubtful accounts. Accounts receivable were recorded at the time of credit sales net of provisions for sales returns and allowances. The Company recorded an allowance for doubtful accounts of  $59,310,  $44,755 and  $40,760 at December 31, 2010, 2009 and 2008, respectively, to reduce Accounts receivable to their estimated net realizable value. The allowance was based on an analysis of historical bad debts, a review of the aging of Accounts receivable and the current creditworthiness of customers. All provisions for allowances for doubtful collection of accounts are related to the creditworthiness of accounts and are included in Selling, general and administrative expenses.

Reserve for obsolescence
     Reserve for obsolescence. The Company recorded a reserve for obsolescence of  $74,372,  $70,941 and  $57,305 at December 31, 2010, 2009 and 2008, respectively, to reduce Inventories to their estimated net realizable value.

Goodwill and Intangible assets
     Goodwill. Goodwill represents the cost in excess of fair value of net assets acquired in business combinations accounted for by the purchase method. In accordance with the Impairments Topic of the ASC, goodwill is tested for impairment on an annual basis and in between annual tests if events or circumstances indicate potential impairment. See Note 5.
     Intangible assets. Intangible assets include trademarks, non-compete covenants and certain intangible property rights. As required by the Goodwill and Other Intangibles Topic of the ASC, trademarks have been classified as indefinite-lived assets and are not amortized. An annual test for impairment is performed and interim tests are performed whenever an event occurs or circumstances indicate potential impairment. See Note 5. The cost of non-compete covenants and certain intangible property rights are amortized on a straight-line basis over the expected period of benefit as follows:

Useful Life
Non-compete covenants	3 – 5 years
Certain intangible property rights	3 – 20 years
     Accumulated amortization of finite-lived intangible assets was  $228,633,  $199,692 and  $165,566 at December 31, 2010, 2009 and 2008, respectively. See Note 5.

Impairment of long-lived assets
     Impairment of long-lived assets. In accordance with the Property, Plant and Equipment Topic of the ASC, management evaluates the recoverability and estimated remaining lives of long-lived assets whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed. See Notes 5 and 6.

Property, plant and equipment
     Property, plant and equipment. Property, plant and equipment is stated on the basis of cost. Depreciation is provided by the straight-line method. Depreciation and amortization are included in the appropriate Cost of goods sold or Selling, general and administrative expense caption on the Statements of Consolidated Income. Included in Property, plant and equipment are leasehold improvements. The major classes of assets and ranges of annual depreciation rates are:

Buildings	2.5% – 20.0%
Machinery and equipment	5.0% – 20.0%
Furniture and fixtures	10.0% – 33.3%
Automobiles and trucks	10.0% – 33.3%

Standby letters of credit
     Standby letters of credit. The Company occasionally enters into standby letter of credit agreements to guarantee various operating activities. These agreements provide credit availability to the various beneficiaries if certain contractual events occur. Amounts outstanding under these agreements totaled  $22,300,  $29,786 and  $28,358 at December 31, 2010, 2009 and 2008, respectively.

Product warranties
     Product warranties. The Company offers product warranties for certain products. The specific terms and conditions of such warranties vary depending on the product or customer contract requirements. Management estimated the costs of unsettled product warranty claims based on historical results and experience and included an amount in Other accruals. Management periodically assesses the adequacy of the accrual for product warranty claims and adjusts the accrual as necessary. Changes in the Company’s accrual for product warranty claims during 2010, 2009 and 2008, including customer satisfaction settlements during the year, were as follows:

	2010	2009	2008
Balance at January 1	$22,214	$18,029	$19,596
Charges to expense	23,092	31,367	31,339
Settlements	(22,203)	(27,182)	(32,906)

Balance at December 31	$23,103	$22,214	$18,029

Environmental matters
     Environmental matters. Capital expenditures for ongoing environmental compliance measures were recorded in Property, plant and equipment, and related expenses were included in the normal operating expenses of conducting business. The Company is involved with environmental investigation and remediation activities at some of its currently and formerly owned sites and at a number of third-party sites. The Company accrued for environmental-related activities for which commitments or clean-up plans have been developed and when such costs could be reasonably estimated based on industry standards and professional judgment. All accrued amounts were recorded on an undiscounted basis. Environmental-related expenses included direct costs of investigation and remediation and indirect costs such as compensation and benefits for employees directly involved in the investigation and remediation activities and fees paid to outside engineering, consulting and law firms. See Notes 9 and 14.

Employee stock purchase and savings plan and preferred stock
     Employee stock purchase and savings plan and preferred stock. The Company accounts for the employee stock purchase and savings plan (ESOP) in accordance with the Employee Stock Ownership Plans Subtopic of the Compensation — Stock Ownership Topic of the ASC. The Company recognized compensation expense for amounts contributed to the ESOP and the ESOP used dividends on unallocated preferred shares to service debt. Unallocated preferred shares held by the ESOP were not considered outstanding in calculating earnings per share of the Company. See Note 12.

Defined benefit pension, other postretirement benefit plans and Stock-based compensation
     Defined benefit pension and other postretirement benefit plans. The Company accounts for its defined benefit pension and other postretirement benefit plans in accordance with the Retirement Benefits Topic of the ASC, which requires the recognition of a plan’s funded status as an asset for overfunded plans and as a liability for unfunded or under-funded plans. See Note 7.
     Stock-based compensation. The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. See Note 13.

Foreign currency translation
     Foreign currency translation. All consolidated non-highly inflationary foreign operations use the local currency of the country of operation as the functional currency and translated the local currency asset and liability accounts at year-end exchange rates while income and expense accounts were translated at average exchange rates. The resulting translation adjustments were included in Cumulative other comprehensive loss, a component of Shareholders’ equity.

Cumulative other comprehensive loss
     Cumulative other comprehensive loss. At December 31, 2010, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of  $131,160, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of  $148,006 and unrealized net gains on marketable equity securities of  $845. At December 31, 2009 and 2008 the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of  $156,291 and  $231,913, respectively, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of  $161,533 and  $178,701, respectively, and unrealized gains (losses) on marketable equity securities and derivative instruments used in cash flow hedges of  $369 and  $(4), respectively.

Revenue recognition
     Revenue recognition. All revenues were recognized when products were shipped and title had passed to unaffiliated customers. Collectibility of amounts recorded as revenue was reasonably assured at the time of recognition.

Customer and vendor consideration
     Customer and vendor consideration. The Company offered certain customers rebate and sales incentive programs which were classified as reductions in Net sales. Such programs were in the form of volume rebates, rebates that constituted a percentage of sales or rebates for attaining certain sales goals. The Company received consideration from certain suppliers of raw materials in the form of volume rebates or rebates that constituted a percentage of purchases. These rebates were recognized on an accrual basis by the Company as a reduction of the purchase price of the raw materials and a subsequent reduction of Cost of goods sold when the related product was sold.

Costs of goods sold
     Costs of goods sold. Included in Costs of goods sold were costs for materials, manufacturing, distribution and related support. Distribution costs included all expenses related to the distribution of products including inbound freight charges, purchase and receiving costs, warehousing costs, internal transfer costs and all costs incurred to ship products. Also included in Costs of goods sold were total technical expenditures, which included research and development costs, quality control, product formulation expenditures and other similar items. Research and development costs included in technical expenditures were  $39,883,  $40,425 and  $37,469 for 2010, 2009 and 2008 respectively.

Selling. general and administrative expenses
     Selling, general and administrative expenses. Selling costs included advertising expenses, marketing costs, employee and store costs and sales commissions. The cost of advertising was expensed as incurred. The Company incurred  $217,637,  $218,370 and  $233,604 in advertising costs during 2010, 2009 and 2008 respectively. General and administrative expenses included human resources, legal, finance and other support and administrative functions.

Earnings per share
     Earnings per share. Shares of preferred stock held in an unallocated account of the ESOP (see Note 12) and common stock held in a revocable trust (see Note 11) were not considered outstanding shares for basic or diluted income per common share calculations. All references to “shares” or “per share” information throughout this report relate to common shares and are stated on a diluted per common share basis, unless otherwise indicated. Basic and diluted net income per common share were calculated using the two-class method in accordance with the Earnings Per Common Share Topic of the ASC. Basic net income per common share amounts were computed based on the weighted-average number of common shares outstanding during the year. Diluted net income per common share amounts were computed based on the weighted-average number of common shares outstanding plus all dilutive securities potentially outstanding during the year. See Note 16.

Reclassification	Reclassification. Certain amounts in the 2009 and 2008 consolidated financial statements have been reclassified to conform to the 2010 presentation.
Adoption of ASU 2010-9 and its impact
     Impact of recently issued accounting standards. In February 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-9, which amends the Subsequent Events Topic of the ASC to eliminate the requirement for public companies to disclose the date through which subsequent events have been evaluated. The Company will continue to evaluate subsequent events through the date of the issuance of the financial statements, however, consistent with the guidance, this date will no longer be disclosed. ASU 2010-9 does not have any impact on the Company’s results of operations, financial condition or liquidity.

Adoption of FAS No.166 and its impact
     Effective January 1, 2010, the Company adopted FAS No. 166, “Accounting for Transfers of Financial Assets” (now codified in the Transfers and Servicing Topic of the ASC) and FAS No. 167, “Amendments to FASB Interpretation (FIN) No. 46(R)” (now codified in the Consolidation Topic of the ASC). FAS No. 166 removes the concept of a qualifying special-purpose entity (SPE) from FAS No. 140 and eliminates the exception for qualifying SPEs from the consolidation guidance of FIN No. 46(R).

Adoption of FAS No.167 and its impact
FAS No. 167 changes the analysis that must be performed to determine the primary beneficiary of a variable interest entity (VIE), amends certain guidance in FIN No. 46(R) for determining whether an entity is a VIE and requires enhanced disclosures about involvement with VIEs. The statements do not have a significant impact on the Company’s results of operations, financial condition, liquidity or disclosures.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Long Term Debt Including Current Portion (Tables) [Abstract]
Fair values of publicly traded debt and non-traded debt

	December 31,
	2010		2009		2008
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value	Amount	Value
Publicly traded debt	$632,375	$662,193	$768,300	$741,989	$284,014	$291,464
Non-traded debt	23,826	22,454	26,637	25,105	33,283	29,805

Assets and Liabilities Reported at Fair Value on a Recurring Basis

		Quoted Prices in		Significant
	Fair Value at	Active Markets	Significant Other	Unobservable
	December 31,	for Identical	Observable Inputs	Inputs
	2010	Assets (Level 1)	(Level 2)	(Level 3)
Assets:
Deferred compensation plan asset (a)	$18,235	$14,557	$3,678

Total assets at fair value	$18,235	$14,557	$3,678

Liabilities:
Deferred compensation plan liability (b)	$22,905	$22,905

Total liabilities at fair value	$22,905	$22,905

(a)	The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $17,423.

(b)	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices.

Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis

		Quoted Prices in		Significant
	Fair Value at	Active Markets	Significant Other	Unobservable
	December 31,	for Identical	Observable	Inputs
	2010	Assets (Level 1)	Inputs (Level 2)	(Level 3)
Trademarks (a)	$2,709			$2,709
Fixed assets (b)	1,721		$1,721

	$4,430		$1,721	$2,709

(a)	As a result of the 2010 annual impairment test performed in accordance with the Intangibles Topic of the ASC, trademarks with a carrying value of $2,829 were written down to their calculated fair value of $2,709. In addition, finite-lived trademarks with a carrying value of $4,364 were written-down to their immaterial estimated net realizable value. See Note 5.

(b)	Fixed assets totaling $5,062 were written down to their estimated net realizable value of $1,721 in accordance with the Disposal of Long-Lived Assets Subtopic of ASC 360. See Note 5.

Amortized cost of Non-compete covenants and Certain intangible property rights

Useful Life
Non-compete covenants	3 – 5 years
Certain intangible property rights	3 – 20 years

Classes of assets and ranges of annual depreciation rates

Buildings	2.5% – 20.0%
Machinery and equipment	5.0% – 20.0%
Furniture and fixtures	10.0% – 33.3%
Automobiles and trucks	10.0% – 33.3%

Company's accrual for product warranty claims

	2010	2009	2008
Balance at January 1	$22,214	$18,029	$19,596
Charges to expense	23,092	31,367	31,339
Settlements	(22,203)	(27,182)	(32,906)

Balance at December 31	$23,103	$22,214	$18,029

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2010
Acquisitions (Tables) [Abstract]
Summary of pro-forma consolidated financial information

	2010	2009	2008
Net sales	$8,064,976	$7,580,768	$8,627,385
Net income	464,353	440,007	489,718
Net income per common share:
Basic	4.29	3.84	4.15
Diluted	4.22	3.81	4.10

Inventories (Tables)	12 Months Ended
Dec. 31, 2010
Inventories (Tables) [Abstract]
Inventories

	2010	2009	2008
Percentage of total inventories on LIFO	76%	83%	86%
Excess of FIFO over LIFO	$277,164	$250,454	$321,280
(Decrease) increase in net income due to LIFO	(16,394)	43,650	(49,184)
(Decrease) increase in net income per common share due to LIFO	(.15)	.38	(.41)

Goodwill, Intangible and Long-lived Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill, Intangible and Long-lived Assets (Tables) [Abstract]
Carrying value of goodwill by reportable operating segment

	Paint Stores	Consumer	Global Finishes	Consolidated
Goodwill	Group	Group	Group	Totals
Balance at January 1, 2008	$274,250	$689,635	$32,728	$996,613
Acquisitions	10,133		14,250	24,383
Impairment charged to operations		(8,113)	(791)	(8,904)
Currency and other adjustments	1,042	1,842	(8,264)	(5,380)

Balance at December 31, 2008 (a)	285,425	683,364	37,923	1,006,712
Acquisitions		4,147		4,147
Currency and other adjustments	20	(899)	4,845	3,966

Balance at December 31, 2009 (a)	285,445	686,612	42,768	1,014,825
Acquisitions			79,909	79,909
Currency and other adjustments	1,299	2,776	3,649	7,724

Balance at December 31, 2010 (a)	$286,744	$689,388	$126,326	$1,102,458

(a)	Net of accumulated impairment losses of $8,904 ( $8,113 in the Consumer Group and $791 in the Global Finishes Group).

Carrying value of intangible assets

				Trademarks	Total
	Finite-lived intangible assets			with indefinite	intangible
	Software	All other	Subtotal	lives	assets
December 31, 2010
Weighted-average amortization period	8 years	13 years	11 years
Gross	$107,141	$254,462	$361,603
Accumulated amortization	(57,480)	(171,153)	(228,633)

Net value	$49,661	$83,309	$132,970	$187,534	$320,504

December 31, 2009
Weighted-average amortization period	9 years	10 years	9 years
Gross	$90,263	$218,621	$308,884
Accumulated amortization	(47,140)	(152,552)	(199,692)

Net value	$43,123	$66,069	$109,192	$170,221	$279,413

December 31, 2008
Weighted-average amortization period	9 years	9 years	9 years
Gross	$81,236	$199,746	$280,982
Accumulated amortization	(35,856)	(129,710)	(165,566)

Net value	$45,380	$70,036	$115,416	$184,547	$299,963

Exit or Disposal Activities (Tables)	12 Months Ended
Dec. 31, 2010
Exit or Disposal Activities (Tables) [Abstract]
Summary of exit or disposal activities costs

			Actual	Adjustments to
	Balance at	Provisions in	expenditures	prior provisions	Balance at
	December 31,	Cost of goods	charged to	in Other general	December 31,
Exit Plan	2009	sold or SG&A	accrual	expense - net	2010
Global Finishes Group branches shutdown in 2010:
Severance and related costs		$31	$(31)
Other qualified exit costs		1,283	(169)		$1,114

Paint Stores Group stores shutdown in 2010:
Other qualified exit costs		182	(178)		4

Paint Stores Group stores shutdown in 2009:
Other qualified exit costs	$3,213		(1,213)	$22	2,022

Consumer Group manufacturing facilities shutdown in 2009:
Severance and related costs	4,532	457	(3,534)	(1,455)
Other qualified exit costs	2,258		(612)	(925)	721

Global Finishes Group manufacturing facility and branches shutdown in 2009:
Severance and related costs	204		(78)	(126)
Other qualified exit costs	3,703		(1,288)	(595)	1,820

Paint Stores Group manufacturing and distribution facilities, administrative offices and stores shutdown in 2008:
Severance and related costs	70		(66)	(4)
Other qualified exit costs	5,426		(1,864)	(504)	3,058

Consumer Group manufacturing and distribution facilities shutdown in 2008:
Severance and related costs	311			(311)
Other qualified exit costs	83		(60)	219	242

Global Finishes Group administrative offices and branches shutdown in 2008:
Other qualified exit costs	88		(88)

Other qualified exit costs for facilities shutdown prior to 2008	11,245		(2,094)	(2,085)	7,066

Totals	$31,133	$1,953	$(11,275)	$(5,764)	$16,047

			Actual	Adjustments to
	Balance at	Provisions in	expenditures	prior provisions	Balance at
	December 31,	Cost of goods	charged to	in Other general	December 31,
Exit Plan	2008	sold or SG&A	accrual	expense - net	2009
Paint Stores Group stores shutdown in 2009:
Other qualified exit costs		$3,898	$(685)		$3,213

Consumer Group manufacturing facilities shutdown in 2009:
Severance and related costs		7,345	(2,813)		4,532
Other qualified exit costs		2,428	(170)		2,258

Global Finishes Group manufacturing facility and branches shutdown in 2009:
Severance and related costs		629	(425)		204
Other qualified exit costs		4,614	(911)		3,703

Paint Stores Group manufacturing and distribution facilities, administrative offices and stores shutdown in 2008:
Severance and related costs	$324	868	(937)	$(185)	70
Other qualified exit costs	4,450		(2,602)	3,578	5,426

Consumer Group manufacturing and distribution facilities shutdown in 2008:
Severance and related costs	449	82	(33)	(187)	311
Other qualified exit costs	150		(67)		83

Global Finishes Group administrative offices and branches shutdown in 2008:
Severance and related costs	397		(397)
Other qualified exit costs	240		(294)	142	88

Paint Stores Group manufacturing facility shutdown in 2007:
Severance and related costs	33		(9)	(24)
Other qualified exit costs	1,859		(430)	149	1,578

Consumer Group manufacturing facility shutdown in 2007:
Other qualified exit costs	2,036			130	2,166

Other qualified exit costs for facilities shutdown prior to 2007	11,686		(2,550)	(1,635)	7,501

Totals	$21,624	$19,864	$(12,323)	$1,968	$31,133

		Provisions in	Actual	Adjustments to
	Balance at	Cost of goods	expenditures	prior provisions	Balance at
	January 1,	sold, SG&A	charged to	in Other general	December 31,
Exit Plan	2008	or acquired	accrual	expense - net	2008
Paint Stores Group manufacturing and distribution facilities, administrative offices and stores shutdown in 2008:
Severance and related costs		$1,722	$(1,363)	$(35)	$324
Other qualified exit costs		5,394	(1,370)	426	4,450
Consumer Group manufacturing and distribution facilities shutdown in 2008:
Severance and related costs		915	(847)	381	449
Other qualified exit costs				150	150
Global Finishes Group administrative offices and branches shutdown in 2008:
Severance and related costs		420	(23)		397
Other qualified exit costs		307	(67)		240
Paint Stores Group manufacturing facility shutdown in 2007:
Severance and related costs	$650		(550)	(67)	33
Other qualified exit costs	1,726		(433)	566	1,859
Consumer Group manufacturing facility shutdown in 2007:
Other qualified exit costs				2,036	2,036
Other qualified exit costs for facilities shutdown prior to 2006	11,142		(990)	1,534	11,686

Totals	$13,518	$8,758	$(5,643)	$4,991	$21,624

Pension, Health Care And Postretirement Benefits Other Pension, Health Care And Postretirementbenefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2010
Pension, Health Care And Postretirement Benefits Other Pension, Health Care And Postretirementbenefits Other Than Pensions (Tables) [Abstract]
Net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans

	Domestic			Foreign
	Defined Benefit Pension Plans			Defined Benefit Pension Plans
	2010	2009	2008	2010	2009	2008
Net pension costs (credits):
Service costs	$16,906	$17,070	$20,030	$2,061	$1,226	$2,517
Interest costs	18,028	18,124	18,003	4,266	3,036	4,382
Expected returns on plan assets	(42,311)	(36,828)	(52,951)	(2,842)	(1,810)	(2,785)
Amortization of prior service costs	1,661	1,493	1,476	29	47	204
Amortization of actuarial losses	18,943	28,723		1,363	325	962

Ongoing pension costs (credits)	13,227	28,582	(13,442)	4,877	2,824	5,280
Settlement credits					(39)	(9)

Net pension costs (credits)	13,227	28,582	(13,442)	4,877	2,785	5,271
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	681	(49,250)	227,878	(10,043)	14,922	(7,996)
Prior service costs during the year		1,086	239			171
Amortization of prior service costs	(1,661)	(1,493)	(1,476)	(29)	(47)	(204)
Amortization of actuarial losses	(18,943)	(28,723)		(1,363)	(286)	(953)
Exchange rate (loss) gain recognized during the year				(1,536)	1,717	(2,306)

Total recognized in Cumulative other comprehensive loss	(19,923)	(78,380)	226,641	(12,971)	16,306	(11,288)

Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$(6,696)	$(49,798)	$213,199	$(8,094)	$19,091	$(6,017)

Fair value of the defined benefit pension plan assets

		Quoted Prices in		Significant
	Fair Value at	Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
	2010	(Level 1)	(Level 2)	(Level 3)
Investments at fair value:
Short-term investments (a)	$33,050		$33,050
Equity investments (b)	463,108	$257,616	205,492
Fixed income investments (c)	185,163	101,227	78,401	$5,535
Other assets (d)	19,152			19,152

	$700,473	$358,843	$316,943	$24,687

		Quoted Prices in		Significant
	Fair Value at	Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
	2009	(Level 1)	(Level 2)	(Level 3)
Investments at fair value:
Short-term investments (a)	$51,688		$51,688
Equity investments (b)	430,550	$248,138	182,412
Fixed income investments (c)	132,951	91,741	35,945	$5,265
Other assets (d)	17,728			17,728

	$632,917	$339,879	$270,045	$22,993

(a)	- This category includes a full range of high quality, short-term money market securities.

(b)	- This category includes actively managed equity assets that track primarily to the S&P 500.

(c)	- This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d)	- This category consists of venture capital funds.

Changes in the fair value of the defined benefit pension plan assets classified as level 3

	Balance at			Balance at
	December 31,		Realized and	December 31,
	2009	Dispositions	Unrealized Gains	2010
Fixed income investments	$5,265	$(269)	$539	$5,535
Other assets	17,728	(695)	2,119	19,152

	$22,993	$(964)	$2,658	$24,687

	Balance at		Realized and	Balance at
	December 31,		Unrealized Gains	December 31,
	2008	Acquisitions	(Losses)	2009
Fixed income investments	$2,652	$2,380	$233	$5,265
Other assets	18,669	735	(1,676)	17,728

	$21,321	$3,115	$(1,443)	$22,993

Obligations, plan assets and assumptions used for defined benefit pension plan

	Domestic			Foreign
	Defined Benefit Pension Plans			Defined Benefit Pension Plans
	2010	2009	2008	2010	2009	2008
Accumulated benefit obligations at end of year	$371,195	$323,553	$310,416	$67,964	$59,226	$33,513

Projected benefit obligations:
Balances at beginning of year	$339,275	$315,513	$318,370	$75,175	$44,893	$70,712
Service costs	16,906	17,070	20,030	2,061	1,226	2,517
Interest costs	18,028	18,124	18,003	4,266	3,036	4,382
Actuarial losses (gains)	41,739	12,068	(15,562)	(6,950)	18,484	(17,929)
Plan amendments, merger and other		1,086	239	14,378	2,745	1,095
Effect of foreign exchange				(1,063)	6,427	(14,252)
Benefits paid	(25,691)	(24,586)	(25,567)	(1,931)	(1,636)	(1,632)

Balances at end of year	390,257	339,275	315,513	85,936	75,175	44,893

Plan assets:
Balances at beginning of year	577,047	503,487	718,812	55,870	38,603	49,807
Actual returns on plan assets	83,369	98,146	(189,758)	5,935	3,853	(7,149)
Plan merger and other — net				7,085	9,902	9,619
Effect of foreign exchange				(1,211)	5,148	(12,042)
Benefits paid	(25,691)	(24,586)	(25,567)	(1,931)	(1,636)	(1,632)

Balances at end of year	634,725	577,047	503,487	65,748	55,870	38,603

Excess (deficient) plan assets over projected benefit obligations	$244,468	$237,772	$187,974	$(20,188)	$(19,305)	$(6,290)

Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$244,468	$242,604	$214,625	$3,865	$2,697	$1,012
Other accruals				(272)	(497)	(83)
Other long-term liabilities		(4,832)	(26,651)	(23,781)	(21,505)	(7,219)

	$244,468	$237,772	$187,974	$(20,188)	$(19,305)	$(6,290)

Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(179,871)	$(198,134)	$(276,107)	$(11,930)	$(24,873)	$(8,522)
Prior service costs	(5,647)	(7,307)	(7,714)		(28)	(73)

	$(185,518)	$(205,441)	$(283,821)	$(11,930)	$(24,901)	$(8,595)

Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.97%	5.50%	6.10%	5.45%	5.78%	6.71%
Rate of compensation increase	4.00%	4.00%	4.00%	4.06%	3.85%	3.73%
Weighted-average assumptions used to determine net pension costs (credits):
Discount rate	5.50%	6.10%	6.00%	5.57%	6.85%	6.14%
Expected long-term rate of return on assets	7.50%	7.50%	7.50%	5.46%	6.25%	6.63%
Rate of compensation increase	4.00%	4.00%	4.00%	3.74%	3.93%	4.40%

Obligation and the assumptions used for postretirement benefits other than pensions

	Postretirement Benefits Other than Pensions
	2010	2009	2008
Benefit obligation:
Balance at beginning of year — unfunded	$300,526	$264,802	$280,433
Service cost	3,532	3,391	3,707
Interest cost	16,066	15,695	16,340
Actuarial loss (gain)	11,067	34,241	(18,274)
Benefits paid	(15,619)	(17,603)	(17,404)

Balance at end of year — unfunded	$315,572	$300,526	$264,802

Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(295,896)	$(283,784)	$(248,603)
Other accruals	(19,676)	(16,742)	(16,199)

	$(315,572)	$(300,526)	$(264,802)

Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(52,037)	$(42,274)	$(8,309)
Prior service costs	1,640	2,296	2,952

	$(50,397)	$(39,978)	$(5,357)

Weighted-average assumptions used to determine benefit obligation:
Discount rate	5.10%	5.50%	6.10%
Health care cost trend rate — pre-65	7.50%	8.00%	7.50%
Health care cost trend rate — post-65	7.50%	8.00%	7.50%
Prescription drug cost increases	8.00%	9.00%	9.00%

Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.50%	6.10%	6.00%
Health care cost trend rate — pre-65	8.00%	7.50%	8.00%
Health care cost trend rate — post-65	8.00%	7.50%	8.00%
Prescription drug cost increases	9.00%	9.00%	10.00%

Components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions

	Postretirement Benefits Other than Pensions
	2010	2009	2008
Net periodic benefit cost:
Service cost	$3,532	$3,391	$3,707
Interest cost	16,066	15,695	16,340
Amortization of actuarial losses	1,304	276	213
Amortization of prior service credit	(656)	(656)	(634)

Net periodic benefit cost	20,246	18,706	19,626

Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain)	11,067	34,241	(18,274)
Amortization of actuarial losses	(1,304)	(276)	(213)
Amortization of prior service credit	656	656	634

Total recognized in Cumulative other comprehensive loss	10,419	34,621	(17,853)

Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$30,665	$53,327	$1,773

Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation

	One-Percentage-Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$163	$(173)
Effect on the postretirement benefit obligation	$3,062	$(3,170)

Retiree health care benefit cash payments

		Medicare
	Retiree Health	Prescription	Expected Cash
	Care Benefits	Reimbursement	Payments - Net
2011	$22,018	$(1,586)	$20,432
2012	23,448	(1,540)	21,908
2013	24,519	(2,932)	21,587
2014	25,167	(3,024)	22,143
2015	25,507	(3,083)	22,424
2016 through 2020	124,878	(7,137)	117,741

Total expected benefit cash payments	$245,537	$(19,302)	$226,235

Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt (Tables) [Abstract]
Long-term debt

	Due Date	2010	2009	2008
3.125% Senior Notes	2014	$499,822	$499,777
7.375% Debentures	2027	129,053	129,050	$137,047
7.45% Debentures	2097	3,500	139,473	146,967
1.64% to 18.50% Promissory Notes	Through 2023	15,951	14,370	19,713

		$648,326	$782,670	$303,727

Capital Stock (Tables)	12 Months Ended
Dec. 31, 2010
Capital Stock (Tables) [Abstract]
Capital Stock

	Common Shares	Common Shares
	in Treasury	Outstanding
Balance at January 1, 2008	102,763,190	122,814,241
Shares tendered as payment for option rights exercised	4,706	(4,706)
Shares issued for exercise of option rights		1,275,151
Shares tendered in connection with grants of restricted stock	93,569	(93,569)
Net shares issued for grants of restricted stock		294,000
Treasury stock purchased	7,250,000	(7,250,000)

Balance at December 31, 2008	110,111,465	117,035,117
Shares tendered as payment for option rights exercised	9,743	(9,743)
Shares issued for exercise of option rights		1,075,395
Shares tendered in connection with grants of restricted stock	88,461	(88,461)
Net shares issued for grants of restricted stock		424,561
Treasury stock purchased	9,000,000	(9,000,000)

Balance at December 31, 2009	119,209,669	109,436,869
Shares tendered as payment for option rights exercised	15,752	(15,752)
Shares issued for exercise of option rights		2,436,639
Shares tendered in connection with grants of restricted stock	99,441	(99,441)
Net shares issued for grants of restricted stock		262,413
Treasury stock purchased	5,000,000	(5,000,000)

Balance at December 31, 2010	124,324,862	107,020,728

Stock- Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Stock Based Compensation (Tables) [Abstract]
Option rights

	2010		2009		2008
Risk-free interest rate		1.16%		2.39%		3.01%
Expected life of option rights	5.27	years	5.27	years	5. 24	years
Expected dividend yield of stock		1.84%		2.69%		2.41%
Expected volatility of stock		.304		.319		.321

Company's non-qualified and incentive stock option right activity for employees and non-employee directors

	2010			2009			2008
		Weighted-			Weighted-			Weighted-
		Average			Average			Average
		Exercise	Aggregate		Exercise	Aggregate		Exercise	Aggregate
	Optioned	Price	Intrinsic	Optioned	Price	Intrinsic	Optioned	Price	Intrinsic
	Shares	Per Share	Value	Shares	Per Share	Value	Shares	Per Share	Value
Outstanding beginning of year	10,897,652	$50.30		10,270,899	$46.48		9,806,292	$42.95
Granted	1,586,984	72.48		1,802,432	62.73		1,809,095	53.96
Exercised	(2,436,639)	41.95		(1,075,395)	33.73		(1,275,151)	29.39
Forfeited	(34,999)	58.90		(70,428)	60.14		(50,362)	60.60
Expired	(3,613)	54.71		(29,856)	60.45		(18,975)	48.81

Outstanding end of year	10,009,385	$55.82	$281,349	10,897,652	$50.30	$132,139	10,270,899	$46.48	$139,494

Exercisable at end of year	6,655,569	$50.78	$220,647	7,434,125	$45.83	$121,874	6,864,498	$40.93	$129,096

Summary of grants of restricted stock to certain officers, key employees and non-employee

	2010	2009	2008
Restricted stock granted	348,460	429,221	295,500
Weighted-average per share fair value of restricted stock granted during the year	$64.49	$45.85	$53.82

Summary of the Company's restricted stock activity

	2010	2009	2008
Outstanding beginning of year	1,304,386	1,166,900	1,142,600
Granted	348,460	429,221	295,500
Vested	(300,598)	(287,075)	(269,700)
Forfeited	(86,047)	(4,660)	(1,500)

Outstanding end of year	1,266,201	1,304,386	1,166,900

Other (Tables)	12 Months Ended
Dec. 31, 2010
Other (Tables) [Abstract]
Other general expense - net

	2010	2009	2008
Provisions for environmental matters — net	$7,089	$24,705	$6,947
Loss on disposition of assets	2,720	972	6,440
Net (income) expense of exit or disposal activities	(6,006)	7,943	5,932

Total	$3,803	$33,620	$19,319

Other (income) expense - net

	2010	2009	2008
Dividend and royalty income	$(3,857)	$(3,240)	$(4,303)
Net expense from financing and investing activities	9,256	5,302	3,570
Foreign currency related transaction losses	22	4,926	10,587
Other income	(14,059)	(16,225)	(9,369)
Other expense	7,857	7,494	4,583

Total	$(781)	$(1,743)	$5,068

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income taxes (Tables) [Abstract]
Components of Deferred Tax Assets and Liabilities

	2010	2009	2008
Deferred tax assets:
Exit costs, environmental and other similar items	$64,773	$82,378	$76,237
Deferred employee benefit items	57,810	65,550	61,340
Other items (each less than 5 percent of total assets)	79,014	111,094	106,341

Total deferred tax assets	$201,597	$259,022	$243,918

Deferred tax liabilities:
Depreciation and amortization	$165,917	$161,916	$144,715

Components of the provisions for income taxes

	2010	2009	2008
Current:
Federal	$127,498	$151,492	$144,789
Foreign	50,765	25,964	34,367
State and local	16,966	18,118	28,078

Total current	195,229	195,574	207,234
Deferred:
Federal	27,903	(4,887)	25,668
Foreign	(7,145)	(1,592)	(666)
State and local	(688)	(2,126)	5,363

Total deferred	20,070	(8,605)	30,365

Total provisions for income taxes	$215,299	$186,969	$237,599

Components of income before income taxes and minority interest as used for income tax purpose

	2010	2009	2008
Domestic	$539,120	$591,558	$602,934
Foreign	138,664	31,259	111,541

	$677,784	$622,817	$714,475

Reconciliation of the statutory federal income tax rate to the effective tax rate

	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	1.6	1.7	3.0
Investment vehicles	(1.6)	(3.6)	(1.9)
ESOP dividends	(1.8)	(2.0)	(1.8)
Domestic production activities	(2.5)	(1.7)	(1.1)
Other — net	1.1	0.6	0.1

Effective tax rate	31.8%	30.0%	33.3%

Reconciliation of unrecognized tax

	2010	2009	2008
Balance at beginning of year	$36,963	$38,051	$39,378
Additions based on tax positions related to the current year	7,502	3,357	3,709
Additions for tax positions of prior years	1,841	9,170	4,212
Reductions for tax positions of prior years	(13,516)	(4,111)	(3,863)
Settlements	(55)	(7,937)	(3,212)
Lapses of Statutes of Limitations	(1,467)	(1,567)	(2,173)

Balance at end of year	$31,268	$36,963	$38,051

Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2010
Net Income Per Common Share (Tables) [Abstract]
Computation of net income per common share

	2010	2009	2008
Basic
Average common shares outstanding	107,021,624	113,514,399	116,835,433

Net income	$462,485	$435,848	$476,876
Less net income allocated to unvested restricted shares	(4,817)	(4,504)	(4,728)

Net income allocated to common shares	$457,668	$431,344	$472,148

Net income per common share	$4.28	$3.80	$4.04

Diluted
Average common shares outstanding	107,021,624	113,514,399	116,835,433
Stock options and other contingently issuable shares (a)	1,763,893	943,089	1,342,546

Average common shares outstanding assuming dilution	108,785,517	114,457,488	118,177,979

Net income	$462,485	$435,848	$476,876
Less net income allocated to unvested restricted shares assuming dilution	(4,749)	(3,679)	(4,695)

Net income allocated to common shares assuming dilution	$457,736	$432,169	$472,181

Net income per common share	$4.21	$3.78	$4.00

(a)	Stock options and other contingently issuable shares excludes 1,544,620, 4,759,922 and 3,136,935 shares at December 31, 2010, 2009 and 2008, respectively, due to their anti-dilutive effect.

Summary of Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Quarterly Results of Operations (Unaudited) (Tables) [Abstract]
Summary of quarterly results of operations

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$1,565,482	$2,143,064	$2,172,259	$1,895,619	$7,776,424
Gross profit	691,968	971,893	971,585	845,632	3,481,078
Net income	32,603	181,706	175,258	72,918	462,485
Net income per common share — basic	0.30	1.67	1.63	0.68	4.28
Net income per common share — diluted	0.30	1.64	1.60	0.67	4.21

	2009
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net sales	$1,550,677	$1,947,827	$1,996,909	$1,598,836	$7,094,249
Gross profit	680,606	895,342	928,983	758,238	3,263,169
Net income	37,279	158,023	175,208	65,338	435,848
Net income per common share — basic	0.32	1.36	1.53	0.59	3.80
Net income per common share — diluted	0.32	1.35	1.51	0.58	3.78

Operating leases (Tables)	12 Months Ended
Dec. 31, 2010
Operating Leases (Tables) [Abstract]
Future minimum lease payments under noncancellable operating leases

2011	$238,806
2012	208,020
2013	173,932
2014	141,931
2015	107,126
Later years	188,411

Total minimum lease payments	$1,058,226

Reportable Segment Information (Tables)	12 Months Ended
Dec. 31, 2010
Reportable Segment Information (Tables) [Abstract]
Reportable segment financial information

	2010
	Paint Stores	Consumer		Global Finishes		Consolidated
	Group	Group		Group	Administrative	Totals
Net external sales	$4,381	$1,298		$2,092	$5	$7,776
Intersegment transfers		1,453		95	(1,548)

Total net sales and intersegment transfers	$4,381	$2,751		$2,187	$(1,543)	$7,776

Segment profit	$620	$204		$124		$948
Interest expense					$(71)	(71)
Administrative expenses and other					(199)	(199)

Income before income taxes	$620	$204	*	$124	$(270)	$678

Reportable operating segment margins	14.2%	7.4%		5.7%
Identifiable assets	$1,238	$1,603		$1,526	$802	$5,169
Capital expenditures	51	25		38	11	125
Depreciation	47	39		38	16	140

	2009
	Paint Stores	Consumer		Global Finishes		Consolidated
	Group	Group		Group	Administrative	Totals
Net external sales	$4,209	$1,225		$1,653	$7	$7,094
Intersegment transfers		1,253		161	(1,414)

Total net sales and intersegment transfers	$4,209	$2,478		$1,814	$(1,407)	$7,094

Segment profit	$600	$157		$65		$822
Interest expense					$(40)	(40)
Administrative expenses and other					(159)	(159)

Income before income taxes	$600	$157	*	$65	$(199)	$623

Reportable operating segment margins	14.3%	6.3%		3.6%
Identifiable assets	$1,187	$1,524		$927	$686	$4,324
Capital expenditures	40	28		21	2	91
Depreciation	48	50		29	18	145

	2008
	Paint Stores	Consumer		Global Finishes		Consolidated
	Group	Group		Group	Administrative	Totals
Net external sales	$4,835	$1,272		$1,866	$7	$7,980
Intersegment transfers		1,652		143	(1,795)

Total net sales and intersegment transfers	$4,835	$2,924		$2,009	$(1,788)	$7,980

Segment profit	$648	$140		$152		$940
Interest expense					$(66)	(66)
Administrative expenses and other					(160)	(160)

Income before income taxes	$648	$140	*	$152	$(226)	$714

Reportable operating segment margins	13.4%	4.8%		7.6%
Identifiable assets	$1,371	$1,573		$937	$535	$4,416
Capital expenditures	57	28		25	7	117
Depreciation	50	44		31	18	143

Significant Accounting Policies (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2010 Publicly traded debt [Member]	Dec. 31, 2009 Publicly traded debt [Member]	Dec. 31, 2008 Publicly traded debt [Member]	Dec. 31, 2010 Non-traded debt [Member]	Dec. 31, 2009 Non-traded debt [Member]	Dec. 31, 2008 Non-traded debt [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]
Fair values of publicly traded debt and non-traded debt
Debt Instrument Carrying Value		$ 632,375	$ 768,300	$ 284,014	$ 23,826	$ 26,637	$ 33,283
Debt Instrument Fair Value		662,193	741,989	291,464	22,454	25,105	29,805
Assets:
Deferred compensation plan asset	18,235							14,557		3,678		0
Total assets at fair value	18,235							14,557		3,678		0
Additional Significant Accounting Policies (Textuals) [Abstract]
Cost basis of the investment fund										17,423
Liabilities:
Deferred compensation plan liability	22,905								22,905		0		0
Total liabilities at fair value	$ 22,905								$ 22,905		$ 0		$ 0

Significant Accounting Policies (Details 1) (USD $) In Thousands	Dec. 31, 2010
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Trademarks	$ 2,709
Fixed assets	1,721
Total Fixed Assets and Trademarks	4,430
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Trademarks	0
Fixed assets	0
Total Fixed Assets and Trademarks	0
Significant Other Observable Inputs (Level 2) [Member]
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Trademarks	0
Fixed assets	1,721
Total Fixed Assets and Trademarks	1,721
Significant Unobservable Inputs (Level 3) [Member]
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Trademarks	2,709
Fixed assets	0
Total Fixed Assets and Trademarks	$ 2,709

Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Company's accrual for product warranty claims
Balance at January 1	$ 22,214	$ 18,029	$ 19,596
Charges to expense	23,092	31,367	31,339
Settlements	(22,203)	(27,182)	(32,906)
Balance at December 31	$ 23,103	$ 22,214	$ 18,029
Non-compete covenants [Member]
Amortized cost of Non-compete covenants and Certain intangible property rights
Finite-Lived Intangible Assets, Useful Life, Minimum	3
Finite-Lived Intangible Assets, Useful Life, Maximum	5
Certain intangible property rights [Member]
Amortized cost of Non-compete covenants and Certain intangible property rights
Finite-Lived Intangible Assets, Useful Life, Minimum	3
Finite-Lived Intangible Assets, Useful Life, Maximum	20

Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2010
Building [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	2.50%
Building [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	20.00%
Machinery and Equipment [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	5.00%
Machinery and Equipment [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	20.00%
Furniture and Fixtures [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	10.00%
Furniture and Fixtures [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	33.33%
Automobiles and Trucks [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	10.00%
Automobiles and Trucks [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	33.33%

Significant Accounting Policies (Details Textuals) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant Accounting Policies (Textuals) [Abstract]
Fair value of deferred compensation plan liability	$ 22,905
Carrying amounts of non-traded investments, included in other assets	198,023	88,249	33,095
Carrying value of trademarks	2,829
Calculated fair value of trademarks	2,709
Total fixed assets written down to net realizable value	5,062
Estimated net realizable value of fixed assets of assets written down	1,721
Allowance for doubtful accounts	59,310	44,755	40,760
Reserve for obsolescence	74,372	70,941	57,305
Accumulated amortization of finite-lived intangible assets	228,633	199,692	165,566
Amounts outstanding under standby letter of credit agreements	22,300	29,786	28,358
Cumulative other comprehensive loss adjustments for foreign currency translation	131,160	156,291	231,913
Prior service costs and net actuarial losses related to pension and other postretirement benefit plans	148,006	161,533	178,701
Unrealized gains (losses) on marketable equity securities and derivative instruments used in cash flow hedges	845	369	(4)
Research and development costs included in technical expenditures	39,883	40,425	37,469
Advertising expense	217,637	218,370	233,604
Estimated future capital contribution to the investments	194,807	82,564	30,172
Carrying value of finite-lived trademarks	$ 4,364

Acquisitions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2008 Inchem [Member]	Feb. 29, 2008 Acquisition of Euronavy, Inchem, Wagman and Becker [Member]	Mar. 31, 2009 Acquisition of Altax [Member]	Dec. 31, 2009 Acquisition of Sayerlack Industrial Coatings [Member]
Summary of pro-forma consolidated financial information
Net sales	$ 8,064,976	$ 7,580,768	$ 8,627,385
Net income	464,353	440,007	489,718
Net income per common share:
Basic	$ 4.29	$ 3.84	$ 4.15
Diluted	$ 4.22	$ 3.81	$ 4.1
Acquisitions (Textuals) [Abstract]
Aggregate consideration paid for acquisition, net of cash acquired	$ 298,161	$ 15,440	$ 68,688		$ 64,103	$ 11,500	$ 298,161
Number of other Asian countries where coatings are sold				15

Loss on Dissolution of a Foreign Subsidiary (Details) (USD $) In Thousands, except Per Share data	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2009
Loss on Dissolution of a Foreign Subsidiary (Textuals) [Abstract]
Pre-tax expense on dissolution of a foreign subsidiary	$ 21,923	$ 21,923
Current and non-current asset write downs	11,637
Severance expense	$ 5,161
Impact of expense on dissolution on basic and diluted net income per common share	$ 0.05

Inventories (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2008
Inventories
Percentage of total inventories on LIFO	83.00%	76.00%	86.00%
Excess of FIFO over LIFO	$ 250,454	$ 277,164	$ 321,280
(Decrease) increase in net income due to LIFO	43,650	(16,394)	(49,184)
(Decrease) increase in net income per common share due to LIFO	$ 0.38	$ (0.15)	$ (0.41)
Inventories (Textuals) [Abstract]
Impact on Net income of LIFO Inventory liquidations	$ 8,634

Goodwill, Intangible and Long-lived Assets (Details) (USD $) In Thousands	12 Months Ended									3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Paint Stores Group [Member]	Dec. 31, 2009 Paint Stores Group [Member]	Dec. 31, 2008 Paint Stores Group [Member]	Dec. 31, 2010 Consumer Group [Member]	Dec. 31, 2009 Consumer Group [Member]	Dec. 31, 2008 Consumer Group [Member]	Jun. 30, 2008 Global Finishes Group [Member]	Dec. 31, 2010 Global Finishes Group [Member]	Dec. 31, 2009 Global Finishes Group [Member]	Dec. 31, 2008 Global Finishes Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	$ 1,014,825	$ 1,006,712	$ 996,613	$ 285,445	$ 285,425	$ 274,250	$ 686,612	$ 683,364	$ 689,635		$ 42,768	$ 37,923	$ 32,728
Acquisitions	79,909	4,147	24,383			10,133		4,147			79,909		14,250
Accumulated impairment loss			(8,904)						(8,113)	791			(791)
Currency and other adjustments	7,724	3,966	(5,380)	1,299	20	1,042	2,776	(899)	1,842		3,649	4,845	(8,264)
Goodwill, Ending Balance	$ 1,102,458	$ 1,014,825	$ 1,006,712	$ 286,744	$ 285,445	$ 285,425	$ 689,388	$ 686,612	$ 683,364		$ 126,326	$ 42,768	$ 37,923

Goodwill Intangible and Long Lived Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Carrying value of intangible assets
Weighted-average amortization period	11	9	9
Gross	$ 361,603	$ 308,884	$ 280,982
Accumulated amortization	(228,633)	(199,692)	(165,566)
Net value	132,970	109,192	115,416
Trademarks with indefinite lives	187,534	170,221	184,547
Total intangible assets	320,504	279,413	299,963
Software [Member]
Carrying value of intangible assets
Weighted-average amortization period	8	9	9
Gross	107,141	90,263	81,236
Accumulated amortization	(57,480)	(47,140)	(35,856)
Net value	49,661	43,123	45,380
All Other [Member]
Carrying value of intangible assets
Weighted-average amortization period	13	10	9
Gross	254,462	218,621	199,746
Accumulated amortization	(171,153)	(152,552)	(129,710)
Net value	$ 83,309	$ 66,069	$ 70,036

Goodwill, Intangible and Long-Lived Assets (Details Textuals) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2009	Sep. 30, 2008	Jun. 30, 2008 Paint Stores Group [Member]	Dec. 31, 2008 Paint Stores Group [Member]	Sep. 30, 2010 Paint Stores Group [Member]	Sep. 30, 2009 Paint Stores Group [Member]	Sep. 30, 2008 Paint Stores Group [Member]	Jun. 30, 2008 Consumer Group [Member]	Dec. 31, 2009 Consumer Group [Member]	Dec. 31, 2008 Consumer Group [Member]	Sep. 30, 2009 Consumer Group [Member]	Sep. 30, 2008 Consumer Group [Member]	Jun. 30, 2008 Global Finishes Group [Member]	Dec. 31, 2010 Global Finishes Group [Member]	Dec. 31, 2008 Global Finishes Group [Member]	Sep. 30, 2009 Global Finishes Group [Member]	Dec. 31, 2008 Acquisition of Becker [Member]	Dec. 31, 2008 Acquisition of Becker [Member] Formulations [Member]	Dec. 31, 2010 Acquisitions of Becker Acroma and Pinturas Condor [Member] Customer Relationships [Member]	Dec. 31, 2010 Acquisition of Pinturas Condor [Member] Customer Relationships [Member]	Dec. 31, 2010 Acquisition of Sayerlack and Becker Acroma [Member]	Dec. 31, 2009 Acquisition of Altax [Member]	Dec. 31, 2009 Acquisition of Altax [Member] Customer Relationships [Member]	Dec. 31, 2009 Acquisition of Altax [Member] Intellectual Property [Member]	Dec. 31, 2008 Acquisition of Inchem and Euronavy [Member]	Dec. 31, 2008 Acquisition of Inchem, Becker and Wagman Primus [Member] Noncompete Agreements [Member]	Dec. 31, 2008 Acquisition of Inchem [Member]	Dec. 31, 2008 Acquisitions of Inchem and Becker [Member] Customer Lists [Member]	Dec. 31, 2010 Acquisitions of Global Finishes Group [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill Recognized		$ 79,909	$ 4,147	$ 24,383				$ 10,133					$ 4,147					$ 79,909	$ 14,250
Trademark																									18,007	3,211			10,265
Other Intangible assets																										2,643
Acquired finite-lived intangible asset during the period																						300	35,886				1,572	1,071		3,000		6,950
Acquired finite-lived intangible asset, weighted average useful life																					10	5	15	19			10	8		5	4.5
Trademark impairments					14,144	22,579			120	10,998	22,474				86	105				3,060
Reduction in the value of goodwill																8,113
Impairment charge	23,121						20,364					2,757
Goodwill Impairment				(8,904)										(8,113)			791		(791)
Reductions in the carrying value of intangible assets		4,364																															4,364
Reduction of carrying value of property, plant and equipment in the Global Finishes Group																																	2,177
Goodwill, Intangible and Long-Lived Assets (Textuals) [Abstract]
Reduction in value of manufacturing equipment held for disposal				1,980
Date for annual impairment review		October 1, 2010
Amortization of finite-lived intangible assets for the year 2011		24,187
Amortization of finite-lived intangible assets for the year 2012		22,645
Amortization of finite-lived intangible assets for the year 2013		18,402
Amortization of finite-lived intangible assets for the year 2014		15,222
Amortization of finite-lived intangible assets for the year 2015		12,375
Accumulated impairment loss				$ (8,904)										$ (8,113)			$ 791		$ (791)

Exit or Disposal Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of exit or disposal activities costs
Beginning Balance	$ 31,133	$ 21,624	$ 13,518
Provisions in Cost of goods sold or SG&A	1,953	19,864	8,758
Actual expenditures charged to accrual	(11,275)	(12,322)	(5,643)
Adjustments to prior provisions in Other general expense - net	(5,764)	1,968	4,991
Ending Balance	16,047	31,133	21,624
Exit or Disposal Activities (Textuals) [Abstract]
Manufacturing facilities closed		4	4
Distribution facilities closed			3
Administrative offices closed			5
Provisions for qualified exit costs recorded in cost of goods sold or selling general and administrative expenses			7,090
Actual expenditures charged to accrual	(11,275)	(12,322)	(5,643)
Paint Stores Group [Member] | Severance and related costs [Member] | Facility Closing, 2007 [Member]
Summary of exit or disposal activities costs
Beginning Balance		33	650
Actual expenditures charged to accrual		(9)	(550)
Adjustments to prior provisions in Other general expense - net		(24)	(67)
Ending Balance		0	33
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual		(9)	(550)
Paint Stores Group [Member] | Severance and related costs [Member] | Facility Closing, 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance	70	324	0
Provisions in Cost of goods sold or SG&A		868	1,722
Actual expenditures charged to accrual	(66)	(937)	(1,363)
Adjustments to prior provisions in Other general expense - net	(4)	(185)	(35)
Ending Balance	0	70	324
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(66)	(937)	(1,363)
Consumer Group [Member] | Severance and related costs [Member]
Summary of exit or disposal activities costs
Adjustments to prior provisions in Other general expense - net	(1,455)
Consumer Group [Member] | Severance and related costs [Member] | Facility Closing, 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance	4,532	0
Provisions in Cost of goods sold or SG&A	457	7,345
Actual expenditures charged to accrual	(3,534)	(2,813)
Ending Balance	0	4,532
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(3,534)	(2,813)
Consumer Group [Member] | Severance and related costs [Member] | Facility Closing, 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance	311	449	0
Provisions in Cost of goods sold or SG&A		82	915
Actual expenditures charged to accrual		(33)	(847)
Adjustments to prior provisions in Other general expense - net	(311)	(187)	381
Ending Balance	0	311	449
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual		(33)	(847)
Global Finishes Group [Member] | Severance and related costs [Member]
Summary of exit or disposal activities costs
Adjustments to prior provisions in Other general expense - net	(126)
Global Finishes Group [Member] | Severance and related costs [Member] | Facility Closing, 2010 [Member]
Summary of exit or disposal activities costs
Beginning Balance	0
Provisions in Cost of goods sold or SG&A	31
Actual expenditures charged to accrual	(31)
Ending Balance	0
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(31)
Global Finishes Group [Member] | Severance and related costs [Member] | Facility Closing, 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance	204	0
Provisions in Cost of goods sold or SG&A		629
Actual expenditures charged to accrual	(78)	(425)
Ending Balance	0	204
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(78)	(425)
Global Finishes Group [Member] | Severance and related costs [Member] | Facility Closing, 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance		397	0
Provisions in Cost of goods sold or SG&A			420
Actual expenditures charged to accrual		(397)	(23)
Ending Balance		0	397
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual		(397)	(23)
Paint Stores Group [Member] | Other qualified exit costs [Member] | Facility Closing, 2007 [Member]
Summary of exit or disposal activities costs
Beginning Balance		1,859	1,726
Actual expenditures charged to accrual		(430)	(433)
Adjustments to prior provisions in Other general expense - net		149	566
Ending Balance		1,578	1,859
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual		(430)	(433)
Paint Stores Group [Member] | Other qualified exit costs [Member] | Facility Closing, 2010 [Member]
Summary of exit or disposal activities costs
Beginning Balance	0
Provisions in Cost of goods sold or SG&A	182
Actual expenditures charged to accrual	(178)
Ending Balance	4
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(178)
Paint Stores Group [Member] | Other qualified exit costs [Member] | Facility Closing, 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance	3,213	0
Provisions in Cost of goods sold or SG&A		3,898
Actual expenditures charged to accrual	(1,213)	(685)
Adjustments to prior provisions in Other general expense - net	22
Ending Balance	2,022	3,213
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(1,213)	(685)
Paint Stores Group [Member] | Other qualified exit costs [Member] | Facility Closing, 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance	5,426	4,450	0
Provisions in Cost of goods sold or SG&A			5,394
Actual expenditures charged to accrual	(1,864)	(2,602)	(1,370)
Adjustments to prior provisions in Other general expense - net	(504)	3,578	426
Ending Balance	3,058	5,426	4,450
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(1,864)	(2,602)	(1,370)
Consumer Group [Member] | Other qualified exit costs [Member]
Summary of exit or disposal activities costs
Adjustments to prior provisions in Other general expense - net	(925)
Consumer Group [Member] | Other qualified exit costs [Member] | Facility Closing, 2007 [Member]
Summary of exit or disposal activities costs
Beginning Balance		2,036
Adjustments to prior provisions in Other general expense - net		130	2,036
Ending Balance		2,166	2,036
Consumer Group [Member] | Other qualified exit costs [Member] | Facility Closing, 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance	2,258	0
Provisions in Cost of goods sold or SG&A		2,428
Actual expenditures charged to accrual	(612)	(170)
Ending Balance	721	2,258
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(612)	(170)
Consumer Group [Member] | Other qualified exit costs [Member] | Facility Closing, 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance	83	150	0
Actual expenditures charged to accrual	(60)	(67)
Adjustments to prior provisions in Other general expense - net	219		150
Ending Balance	242	83	150
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(60)	(67)
Global Finishes Group [Member] | Other qualified exit costs [Member]
Summary of exit or disposal activities costs
Adjustments to prior provisions in Other general expense - net	(595)
Global Finishes Group [Member] | Other qualified exit costs [Member] | Facility Closing, 2010 [Member]
Summary of exit or disposal activities costs
Beginning Balance	0
Provisions in Cost of goods sold or SG&A	1,283
Actual expenditures charged to accrual	(169)
Ending Balance	1,114
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(169)
Global Finishes Group [Member] | Other qualified exit costs [Member] | Facility Closing, 2009 [Member]
Summary of exit or disposal activities costs
Beginning Balance	3,703	0
Provisions in Cost of goods sold or SG&A		4,614
Actual expenditures charged to accrual	(1,288)	(911)
Ending Balance	1,820	3,703
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(1,288)	(911)
Global Finishes Group [Member] | Other qualified exit costs [Member] | Facility Closing, 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance	88	240	0
Provisions in Cost of goods sold or SG&A			307
Actual expenditures charged to accrual	(88)	(294)	(67)
Adjustments to prior provisions in Other general expense - net		142
Ending Balance	0	88	240
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(88)	(294)	(67)
Other qualified exit costs [Member] | Prior to 2007 [Member]
Summary of exit or disposal activities costs
Beginning Balance		11,686
Actual expenditures charged to accrual		(2,550)
Adjustments to prior provisions in Other general expense - net		(1,635)
Ending Balance		7,501
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual		(2,550)
Other qualified exit costs [Member] | Facility Closing, 2008 [Member]
Summary of exit or disposal activities costs
Beginning Balance	11,245
Actual expenditures charged to accrual	(2,094)
Adjustments to prior provisions in Other general expense - net	(2,085)
Ending Balance	7,066
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual	(2,094)
Other qualified exit costs [Member] | Prior to 2006 [Member]
Summary of exit or disposal activities costs
Beginning Balance			11,142
Actual expenditures charged to accrual			(990)
Adjustments to prior provisions in Other general expense - net			1,534
Ending Balance			11,686
Exit or Disposal Activities (Textuals) [Abstract]
Actual expenditures charged to accrual			(990)
Paint Stores Group [Member]
Summary of exit or disposal activities costs
Actual expenditures charged to accrual			1,668
Exit or Disposal Activities (Textuals) [Abstract]
Stores closed			79
Manufacturing facilities closed			3
Distribution facilities closed			2
Administrative offices closed			2
Provisions for qualified exit costs recorded in cost of goods sold or selling general and administrative expenses			5,448
Provisions for severance and other qualified exit costs	182	4,766
Actual expenditures charged to accrual			1,668
Consumer Group [Member]
Exit or Disposal Activities (Textuals) [Abstract]
Manufacturing facilities closed			1
Distribution facilities closed			1
Provisions for qualified exit costs recorded in cost of goods sold or selling general and administrative expenses			915
Provisions for severance and other qualified exit costs	457	9,855
Global Finishes Group [Member]
Exit or Disposal Activities (Textuals) [Abstract]
Administrative offices closed			3
Provisions for qualified exit costs recorded in cost of goods sold or selling general and administrative expenses			727
Number of branches closed			14
Provisions for severance and other qualified exit costs	$ 1,314	$ 5,243

Exit or Disposal Activities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Exit or Disposal Activities (Details) [Abstract]
Write-down value of fixed assets, related to facility closed		$ 5,404	$ 468
Reductions in estimated fair value of property plant and equipment	1,164	571	473
Stores and branches closed	23	65	92
Adjustments to prior provisions in Other general expense - net	$ (5,764)	$ 1,968	$ 4,991

Pension, Health Care and Postretirement Benefits Other Pension, Health Care and Postretirement benefits Other Than Pensions (Details) (USD $) In Thousands	12 Months Ended							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2009 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2008 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2007 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2010 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2009 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2008 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2007 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2009 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity Funds [Member]	Dec. 31, 2009 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity Funds [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Fixed Income Funds [Member]	Dec. 31, 2009 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Fixed Income Funds [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Other Assets [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Short-term Investments [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] Short-term Investments [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Equity Funds [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] Equity Funds [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Fixed Income Funds [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] Fixed Income Funds [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2008 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Fixed Income Funds [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Fixed Income Funds [Member]	Dec. 31, 2008 Significant Unobservable Inputs (Level 3) [Member] Fixed Income Funds [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Other Assets [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Other Assets [Member]	Dec. 31, 2008 Significant Unobservable Inputs (Level 3) [Member] Other Assets [Member]	Dec. 31, 2010 Short-term Investments [Member]	Dec. 31, 2009 Short-term Investments [Member]	Dec. 31, 2010 Equity Funds [Member]	Dec. 31, 2009 Equity Funds [Member]	Dec. 31, 2010 Fixed Income Funds [Member]	Dec. 31, 2009 Fixed Income Funds [Member]	Dec. 31, 2010 Other Assets [Member]	Dec. 31, 2009 Other Assets [Member]
Net pension costs (credits):
Service costs				$ 16,906	$ 17,070	$ 20,030		$ 2,061	$ 1,226	$ 2,517
Interest costs				18,028	18,124	18,003		4,266	3,036	4,382
Expected returns on plan assets				(42,311)	(36,828)	(52,951)		(2,842)	(1,810)	(2,785)
Amortization of prior service costs				1,661	1,493	1,476		29	47	204
Amortization of actuarial losses				18,943	28,723			1,363	325	962
Ongoing pension costs (credits)				13,227	28,582	(13,442)		4,877	2,824	5,280
Settlement credits									(39)	(9)
Net pension costs (credits)	18,104	31,367	(8,171)	13,227	28,582	(13,442)		4,877	2,785	5,271
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year				681	(49,250)	227,878		(10,043)	14,922	(7,996)
Prior service costs during the year					1,086	239				171
Amortization of prior service costs				(1,661)	(1,493)	(1,476)		(29)	(47)	(204)
Amortization of actuarial losses				(18,943)	(28,723)			(1,363)	(286)	(953)
Exchange rate (loss) gain recognized during the year								(1,536)	1,717	(2,306)
Total recognized in Cumulative other comprehensive loss				(19,923)	(78,380)	226,641		(12,971)	16,306	(11,288)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss				(6,696)	(49,798)	213,199		(8,094)	19,091	(6,017)
Investments at fair value:
Defined Benefit Plan, Fair Value of Plan Assets	$ 700,473	$ 632,917		$ 634,725	$ 577,047	$ 503,487	$ 718,812	$ 65,748	$ 55,870	$ 38,603	$ 49,807	$ 358,843	$ 339,879	$ 257,616	$ 248,138	$ 101,227	$ 91,741	$ 0	$ 316,943	$ 270,045	$ 33,050	$ 51,688	$ 205,492	$ 182,412	$ 78,401	$ 35,945	$ 24,687	$ 22,993	$ 21,321	$ 5,535	$ 5,265	$ 2,652	$ 19,152	$ 17,728	$ 18,669	$ 33,050	$ 51,688	$ 463,108	$ 430,550	$ 185,163	$ 132,951	$ 19,152	$ 17,728

Pension, Health Care and Postretirement Benefits Other Pension, Health Care and Postretirement benefits Other Than Pensions (Details 1) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Fixed Income Funds [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Fixed Income Funds [Member]	Dec. 31, 2010 Fixed Income Funds [Member]	Dec. 31, 2009 Fixed Income Funds [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Other Assets [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Other Assets [Member]	Dec. 31, 2010 Other Assets [Member]	Dec. 31, 2009 Other Assets [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member]
Changes in the fair value of the defined benefit pension plan assets classified as level 3
Balances at beginning of year	$ 700,473	$ 632,917	$ 5,265	$ 2,652	$ 185,163	$ 132,951	$ 17,728	$ 18,669	$ 19,152	$ 17,728	$ 22,993	$ 21,321
Acquisitions/(Dispositions)			(269)	2,380			(695)	735			(964)	3,115
Realized and Unrealized Losses			539	233			2,119	(1,676)			2,658	(1,443)
Balances at end of year	$ 700,473	$ 632,917	$ 5,535	$ 5,265	$ 185,163	$ 132,951	$ 19,152	$ 17,728	$ 19,152	$ 17,728	$ 24,687	$ 22,993

Pension, Health Care and Postretirement Benefits Other Pension, Health Care and Postretirement benefits Other Than Pensions (Details 2) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Domestic Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	$ 371,195	$ 323,553	$ 310,416
Projected benefit obligations:
Balance at beginning of year - unfunded	339,275	315,513	318,370
Service costs	16,906	17,070	20,030
Interest costs	18,028	18,124	18,003
Actuarial loss (gains)	41,739	12,068	(15,562)
Plan amendments, merger and other		1,086	239
Benefits paid	(25,691)	(24,586)	(25,567)
Balances at end of year- unfunded	390,257	339,275	315,513
Foreign Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	67,964	59,226	33,513
Projected benefit obligations:
Balance at beginning of year - unfunded	75,175	44,893	70,712
Service costs	2,061	1,226	2,517
Interest costs	4,266	3,036	4,382
Actuarial loss (gains)	(6,950)	18,484	(17,929)
Plan amendments, merger and other	14,378	2,745	1,095
Effect of foreign exchange	(1,063)	6,427	(14,252)
Benefits paid	(1,931)	(1,636)	(1,632)
Balances at end of year- unfunded	$ 85,936	$ 75,175	$ 44,893

Pension, Health Care and Postretirement Benefits Other Pension, Health Care and Postretirement benefits Other Than Pensions (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2009 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2008 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2010 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2009 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2008 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2010 Short-term Investments [Member]	Dec. 31, 2009 Short-term Investments [Member]	Dec. 31, 2010 Equity Funds [Member]	Dec. 31, 2009 Equity Funds [Member]	Dec. 31, 2010 Fixed Income Funds [Member]	Dec. 31, 2009 Fixed Income Funds [Member]	Dec. 31, 2010 Other Assets [Member]	Dec. 31, 2009 Other Assets [Member]
Plan assets:
Balances at beginning of year	$ 700,473	$ 632,917		$ 577,047	$ 503,487	$ 718,812	$ 55,870	$ 38,603	$ 49,807	$ 33,050	$ 51,688	$ 463,108	$ 430,550	$ 185,163	$ 132,951	$ 19,152	$ 17,728
Actual returns on plan assets				83,369	98,146	(189,758)	5,935	3,853	(7,149)
Plan merger and other - net							7,085	9,902	9,619
Effect of foreign exchange							(1,211)	5,148	(12,042)
Benefits paid				(25,691)	(24,586)	(25,567)	(1,931)	(1,636)	(1,632)
Balances at end of year	700,473	632,917		634,725	577,047	503,487	65,748	55,870	38,603	33,050	51,688	463,108	430,550	185,163	132,951	19,152	17,728
Excess (deficient) plan assets over projected benefit obligations				244,468	237,772	187,974	(20,188)	(19,305)	(6,290)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	248,333	245,301	215,637	244,468	242,604	214,625	3,865	2,697	1,012
Other accruals	442,030	430,924	415,338				(272)	(497)	(83)
Other long-term liabilities	551,633	372,783	321,045	0	(4,832)	(26,651)	(23,781)	(21,505)	(7,219)
Total				244,468	237,772	187,974	(20,188)	(19,305)	(6,290)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses				(179,871)	(198,134)	(276,107)	(11,930)	(24,873)	(8,522)
Prior service costs				(5,647)	(7,307)	(7,714)	0	(28)	(73)
Total recognized in Cumulative other comprehensive loss				$ (185,518)	$ (205,441)	$ (283,821)	$ (11,930)	$ (24,901)	$ (8,595)
Weighted-average assumptions used to determine benefit obligations:
Discount rate				4.97%	5.50%	6.10%	5.45%	5.78%	6.71%
Rate of compensation increase				4.00%	4.00%	4.00%	4.06%	3.85%	3.73%
Weighted-average assumptions used to determine net pension costs (credits):
Discount rate				5.50%	6.10%	6.00%	5.57%	6.85%	6.14%
Expected long-term rate of return on assets				7.50%	7.50%	7.50%	5.46%	6.25%	6.63%
Rate of compensation increase				4.00%	4.00%	4.00%	3.74%	3.93%	4.40%

Pension, Health Care and Postretirement Benefits Other Pension, Health Care and Postretirement benefits Other Than Pensions (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$ 295,896	$ 283,784	$ 248,603
Other accruals	442,030	430,924	415,338
Net pension costs (credits):
Net periodic benefit cost	18,104	31,367	(8,171)
Postretirement Benefits Other than Pensions [Member]
Benefit obligation:
Balance at beginning of year - unfunded	300,526	264,802	280,433
Service costs	3,532	3,391	3,707
Interest costs	16,066	15,695	16,340
Actuarial loss (gains)	11,067	34,241	(18,274)
Benefits paid	(15,619)	(17,603)	(17,404)
Balances at end of year- unfunded	315,572	300,526	264,802
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	(295,896)	(283,784)	(248,603)
Other accruals	(19,676)	(16,742)	(16,199)
Total	(315,572)	(300,526)	(264,802)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(52,037)	(42,274)	(8,309)
Prior service costs	1,640	2,296	2,952
Total recognized in Cumulative other comprehensive loss	(50,397)	(39,978)	(5,357)
Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.10%	5.50%	6.10%
Health care cost trend rate - pre-65	7.50%	8.00%	7.50%
Health care cost trend rate - post-65	7.50%	8.00%	7.50%
Prescription drug cost increases	8.00%	9.00%	9.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.50%	6.10%	6.00%
Health care cost trend rate - pre-65	8.00%	7.50%	8.00%
Health care cost trend rate - post-65	8.00%	7.50%	8.00%
Prescription drug cost increases	9.00%	9.00%	10.00%
Net pension costs (credits):
Service costs	3,532	3,391	3,707
Interest costs	16,066	15,695	16,340
Amortization of actuarial losses	1,304	276	213
Amortization of prior service credit	(656)	(656)	(634)
Net periodic benefit cost	20,246	18,706	19,626
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain)	11,067	34,241	(18,274)
Amortization of actuarial losses	(1,304)	(276)	(213)
Amortization of prior service credit	656	656	634
Total recognized in Cumulative other comprehensive loss	10,419	34,621	(17,853)
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$ 30,665	$ 53,327	$ 1,773

Pension, Health Care and Postretirement Benefits Other Pension, Health Care and Postretirement benefits Other Than Pensions (Details 5) (USD $) In Thousands	12 Months Ended
Dec. 31, 2010
Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
Effect on total of service and interest cost components, One-Percentage-Point, Increase	$ 163
Effect on total of service and interest cost components, One-Percentage-Point, Decrease	(173)
Effect on the postretirement health care benefit obligation, One-Percentage-Point, Increase	3,062
Effect on the postretirement health care benefit obligation, One-Percentage-Point, Decrease	(3,170)
Retiree health care benefit cash payments
Retiree Health Care Benefits, 2011	22,018
Medicare Prescription Reimbursement, 2011	(1,586)
Expected Cash Payments - Net, 2011	20,432
Retiree Health Care Benefits, 2012	23,448
Medicare Prescription Reimbursement, 2012	(1,540)
Expected Cash Payments - Net, 2012	21,908
Retiree Health Care Benefits, 2013	24,519
Medicare Prescription Reimbursement, 2013	(2,932)
Expected Cash Payments - Net, 2013	21,587
Retiree Health Care Benefits, 2014	25,167
Medicare Prescription Reimbursement, 2014	(3,024)
Expected Cash Payments - Net, 2014	22,143
Retiree Health Care Benefits, 2015	25,507
Medicare Prescription Reimbursement, 2015	(3,083)
Expected Cash Payments - Net, 2015	22,424
Retiree Health Care Benefits, 2016 through 2020	124,878
Medicare Prescription Reimbursement, 2016 through 2020	(7,137)
Expected Cash Payments - Net, 2016 through 2020	117,741
Retiree Health Care Benefits	245,537
Medicare Prescription Reimbursement	(19,302)
Total expected benefit cash payments	$ 226,235

Pension, Health Care and Postretirement Benefits Other Pension, Health Care and Postretirement benefits Other Than Pensions (Details Textuals) (USD  $)
In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended													12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended
	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Defined Contribution Pension [Member]	Dec. 31, 2010 Defined Benefit Pension [Member]	Dec. 31, 2010 Short-term Investments [Member]	Dec. 31, 2009 Short-term Investments [Member]	Dec. 31, 2010 Equity Funds [Member]	Dec. 31, 2009 Equity Funds [Member]	Dec. 31, 2010 Fixed Income Funds [Member]	Dec. 31, 2009 Fixed Income Funds [Member]	Dec. 31, 2010 Other Assets [Member]	Dec. 31, 2009 Other Assets [Member]	Dec. 31, 2010 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2009 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2008 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2007 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2010 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2009 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2008 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2007 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2011 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2010 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2009 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2008 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2007 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Domestic salaried defined benefit pension plan [Member]	Dec. 31, 2009 Domestic salaried defined benefit pension plan [Member]	Dec. 31, 2008 Domestic salaried defined benefit pension plan [Member]	Dec. 31, 2010 Domestic hourly defined benefit pension plan [Member]	Dec. 31, 2009 Domestic hourly defined benefit pension plan [Member]	Dec. 31, 2008 Domestic hourly defined benefit pension plan [Member]	Dec. 31, 2010 Underfunded seven foreign defined benefit pension plans [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits, by Type of Deferred Compensation (Textuals) [Abstract]
Description of Company's annual contribution for defined benefit pension plan					Prior to July 1, 2009 the contribution was based on six percent of compensation for covered employees. Effective July 1, 2009 the contribution percentage was changed to a range from two percent to seven percent based on an age and service formula	All employees who became participants on or after January 1, 2002 and before January 1, 2005 were credited with certain contribution credits equivalent to six percent of their salary. All employees who became participants on or after January 1, 2005 are credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Effective July 1, 2009, the domestic salaried defined benefit pension plan was revised and all employees who become participants on or after January 1, 2002 are credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula
Defined Benefit Plan Disclosure (Textuals) [Abstract]
Defined Benefit Plan, Contribution by company															$ 22,512	$ 23,131	$ 37,210		$ 3,968	$ 2,636	$ 2,883
Projected benefit obligation															390,257	339,275	315,513	318,370	85,936	75,175	44,893	70,712		315,572	300,526	264,802	280,433			261,996	211,635	215,253	128,261	127,640	100,260	65,797
Fair value of plan assets		700,473	632,917				33,050	51,688	463,108	430,550	185,163	132,951	19,152	17,728	634,725	577,047	503,487	718,812	65,748	55,870	38,603	49,807								502,707	454,239	429,878	132,018	122,808	73,609	54,504
Excess/deficiency of plan assets																														240,711	242,604	214,625	3,757	4,832	26,651	11,292
Increase in combined projected benefit obligations primarily due to one large foreign plan																			10,761
Expected Cash Payments - Net, 2011		20,432																											34,275
Expected Cash Payments - Net, 2012		21,908																											33,325
Expected Cash Payments - Net, 2013		21,587																											33,305
Expected Cash Payments - Net, 2014		22,143																											33,442
Expected Cash Payments - Net, 2015		22,424																											33,587
Expected Cash Payments - Net, 2016 through 2020		117,741																											170,334
Amortization of actuarial losses																							2,505					19,268
Amortization of prior service credit																							(656)						1,635
Market value of common shares invested in defined benefit pension plan assets															71,606
Share equity investments in the domestic defined benefit pension plan assets															11.30%
Dividends received on the common stock															1,231
Equity investment in domestic defined benefit pension plan assets, shares															855,000
Pension, Health Care and Postretirement Benefits Other Than Pensions (Textuals) [Abstract]
Number of active employees entitled to receive benefits under health care plans		17,841	18,292	19,403
Cost of benefits includes claims incurred and claims incurred but not reported under health care plans		144,927	152,316	131,384
Target allocations for plan assets in equity securities, minimum		45.00%
Target allocations for plan assets in equity securities, maximum		65.00%
Target allocations for plan assets in fixed income securities, minimum		30.00%
Target allocations for plan assets in fixed income securities, maximum		40.00%
Approximate percentage of fixed income mutual fund in defined benefit pension plan other assets		80.00%
Approximate percentage of venture capital in defined benefit pension plan other assets		20.00%
Retired employees entitled to receive postretirement benefits		4,768	4,704	4,661
Defined benefit plan ultimate health care cost trend rate and prescription drug cost increase rate		5.00%
Year in which health care cost trend rate reaches ultimate trend rate		2015
Defined Benefit Plan Year That Rate Reaches Ultimate Trend Rate For Prescription Drug Cost Increases		2014
Reduction of the accumulated postretirement benefit obligation for benefits attributed to past service		21,400
Reduction in net periodic benefit cost		4,170	1,934	3,156
Prescription drug benefit effect of subsidy on interest cost		1,973	1,870	1,979
Prescription drug benefit effect of subsidy on service cost		1,852	64	9
Prescription drug benefit effect of subsidy on amortization of the actuarial experience gain		345	0	1,168
Increase in income taxes due to elimination of tax deduction previously allowed for the Medicare Part D subsidy	$ 11,400
Reduction In Basic Earnings Per Sharedue To Ellimination Of Tax Deduction On Subsidy	$ 0.11
Reduction in diluted earnings per share due to elimination of tax deduction previously allowed for the Medicare Part D subsidy	$ 0.1

Debt (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Long-term debt
Long-term debt	$ 648,326	$ 782,670	$ 303,727
3.125% Senior notes due 2014 [Member]
Long-term debt
Long-term debt	499,822	499,777	0
7.375% Debentures due 2027 [Member] | Subordinated Debentures Subject to Mandatory Redemption [Member]
Long-term debt
Long-term debt	129,053	129,050	137,047
7.45% Debentures due 2097 [Member] | Subordinated Debentures Subject to Mandatory Redemption [Member]
Long-term debt
Long-term debt	3,500	139,473	146,967
1.64% to 18.50% Promissory notes due through 2023 [Member]
Long-term debt
Long-term debt	$ 15,951	$ 14,370	$ 19,713

Debt (Details, Textual)	1 Months Ended			3 Months Ended	12 Months Ended											12 Months Ended															1 Months Ended
	Apr. 30, 2007	May 31, 2006	Apr. 30, 2006	Jun. 30, 2010	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Apr. 26, 2007 USD ( $)	May 23, 2006 USD ( $)	May 08, 2006 USD ( $)	Feb. 28, 2006 USD ( $)	Sep. 08, 1998 USD ( $)	Dec. 24, 1997 USD ( $)	Dec. 16, 2009 3.125% Senior notes due 2014 [Member] USD ( $)	Jun. 30, 2010 7.375% Debentures due 2027 [Member]	Dec. 31, 2010 7.45% Debentures due 2097 [Member] USD ( $)	Jun. 30, 2010 7.45% Debentures due 2097 [Member]	Dec. 31, 2008 Five year senior unsecured revolving credit agreement [Member] USD ( $)	Jan. 08, 2010 Ammended senior unsecured revolving credit [Member] USD ( $)	Dec. 28, 2010 Sherwin Williams Luxembourg [Member] EUR ( €)	Jul. 19, 2010 Sherwin Williams Luxembourg [Member] EUR ( €)	Jul. 19, 2010 Sherwin Williams Canada, Inc [Member] CAD ( $)	Dec. 31, 2010 Domestic commercial paper program [Member] USD ( $)	Dec. 31, 2008 Domestic commercial paper program [Member] USD ( $)	Dec. 31, 2010 Letter of Credit [Member] USD ( $)	Dec. 31, 2009 Letter of Credit [Member] USD ( $)	Dec. 31, 2008 Letter of Credit [Member] USD ( $)	Dec. 31, 2010 Foreign Programs [Member] USD ( $)	Dec. 31, 2009 Foreign Programs [Member] USD ( $)	Dec. 31, 2008 Foreign Programs [Member] USD ( $)	Jan. 31, 2010 Unsecured Revolving Credit [Member] USD ( $)	Jan. 08, 2010 Unsecured Revolving Credit [Member] USD ( $)
Long Term Debt (Textuals) [Abstract]
Debt instrument, interest rate														3.12%	7.38%		7.45%
Repurchase of debentures																$ 136,500,000
Issue of debt securities due December 15, 2014														500,000,000
Short Term Debt (Textuals) [Abstract]
Maximum letter of credit facility								500,000,000	250,000,000	250,000,000								910,000,000	750,000,000	150,000,000	200,000,000	75,000,000										500,000,000
Weighted average interest rate																							0.20%	2.60%	0.00%	0.00%	2.80%	2.90%	8.80%	9.50%
Short-term borrowings outstanding under the domestic commercial paper program					388,592,000	22,674,000	516,438,000																173,490,000	83,064,000				215,102,000	22,674,000	33,374,000
Borrowing outstanding under credit agreements																									0	0	400,000,000
Termination of senior unsecured revolving credit agreement																															845,000,000
Long Term Debt Additional (Textuals) [Abstract]
Debt instruments interest rate stated percentage rate range maximum.				18.50%
Debt instruments interest rate stated percentage rate range minimum				1.64%
Maturities of long-term debt 2011					7,875,000
Maturities of long-term debt 2012					10,538,000
Maturities of long-term debt 2013					2,082,000
Maturities of long-term debt 2014					500,751,000
Maturities of long-term debt 2015					1,126,000
Interest expense on long-term debt					64,442,000	30,984,000	31,973,000
Costs related to the repurchase increased interest expense					24,165,000
Company filed a shelf registration with SEC of unsecured debt securities													150,000,000
Company filed a universal shelf registration with the SEC to issue debt securities common stock and warrants												1,500,000,000
Credit facility terms	Company entered into two additional five year credit agreements, which were later amended on September 17, 2007 and September 25,2007	Company entered into a five-year credit agreement, which was amendedon July 24, 2006. This credit agreement gives the Company the right to borrow and to obtain theissuance, renewal, extension and increase of a letter of credit	Company entered into a three year credit agreement, which was amended on April 25, 2006 and May 8, 2006, that gave the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit			Company had a $910,000 five-year senior unsecured revolving credit agreement. The agreement was amended in 2008 to extend the maturity date from July 20, 2009 to July 20, 2010
Maximum borrowings under securitization facility with a third party program											500,000,000
Commercial paper program maximum borrowing capability						$ 845,000,000

Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Long Term Liabilities (Textuals) [Abstract]
Accrual for environmental related activities higher than minimum	$ 105,656
Accruals for extended environmental-related activities	89,562	106,168	128,179
Estimated costs of current investigation and remediation activities included in other accruals	60,048	64,685	52,555
Number of manufacturing sites account for major accrual for environmental-related activities	4
Accruals for environmental-related activities of four sites	110,581
Accruals for environmental-related activities, percentage of four sites of total accrual	73.90%
Unaccrued maximum estimated range of four sites	$ 75,193
Unaccrued maximum estimated range of four sites, percentage	71.20%

Capital Stock (Details)	Dec. 31, 2010	Apr. 21, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Treasury Stock [Member]	Dec. 31, 2009 Treasury Stock [Member]	Dec. 31, 2008 Treasury Stock [Member]	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2010 Cumulative Preferred Stock [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member]
Capital Stock
Common Shares in Treasury, Balance	124,324,862		119,209,669	110,111,465	102,763,190
Common Shares Outstanding, Balance	107,020,728		109,436,869	117,035,117	122,814,241
Shares tendered as payment for option rights exercised						15,752	9,743	4,706	(15,752)	(9,743)	(4,706)
Shares issued for exercise of option rights									2,436,639	1,075,395	1,275,151
Shares tendered in connection with grants of restricted stock						99,441	88,461	93,569	(99,441)	(88,461)	(93,569)
Net shares issued for grants of restricted stock									262,413	424,561	294,000
Treasury stock purchased						5,000,000	9,000,000	7,250,000	(5,000,000)	(9,000,000)	(7,250,000)
Preferred stock, shares authorized	30,000,000											3,000,000	1,000,000
Capital Stock (Textuals) [Abstract]
Common stock authorized for issuance	300,000,000
Common stock reserved for future grants of restricted stock	19,835,391		13,381,449	14,884,028
Common stock held in a revocable trust	(475,628)		(475,628)	(475,628)
Increase in number of shares authorized under 2006 Equity and Performance Incentive Plan		9,200,000
Number of shares authorized under Employee Plan		19,200,000

Stock Purchase Plan and Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 01, 2006
Stock Purchase Plan and Preferred Stock (Textuals) [Abstract]
Employee contribution to the Company's ESOP	24,624
Participants contribution on a pretax basis of their annual compensation, maximum	20.00%
Company matched eligible employee contributions to Employee Stock Purchase Plan ESOP prior to July 1, 2009	Prior to July 1, 2009, the Company matched one hundred percent of all contributions up to six percent of eligible employee contributions.
Company matched eligible employee contributions to Employee Stock Purchase Plan ESOP effective July 1, 2009	Match to one-hundred percent on the first three percent of eligible employee contributions and fifty percent on the next two percent of eligible contributions.
Company contributions to the ESOP on behalf of participating employees representing amounts authorized by employees to be withheld from their earnings on pre-tax basis	$ 70,601	$ 70,025	$ 72,812
Company's matching contributions to the ESOP	37,894	44,587	54,001
Employee stock ownership plan Common Stock shares held in ESOP	16,845,158
Percentage of total voting shares outstanding held by ESOP	15.70%
Employee stock ownership plan ESOP Series 2 preferred stock contributed to ESOP				500,000
Cumulative quarterly dividends per share on convertible serial preferred stock				11.25
Preferred stock Series 2, par value	$ 0	$ 0	$ 0	$ 0
Value of convertible serial preferred stock issued to ESOP				500,000
Amount borrowed for acquisition of Series 2 preferred stock				$ 500,000
Interest rate on amount borrowed for acquisition of Series 2 preferred stock				5.50%
Term for payment of borrowed amount for acquisition of Series 2 preferred stock in equal Quarterly payments				10
Number of votes for each Series 2 preferred stock under ESOP				1
Allocated or committed-to-be released shares of Series 2 Preferred stock outstanding	0	0	0
Redeemed shares of Series 2 preferred stock			107,980

Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Option rights
Risk-free interest rate	1.16%	2.39%	3.01%
Expected life of option rights	5.27	5.27	5.24
Expected dividend yield of stock	1.84%	2.69%	2.41%
Expected volatility of stock	30.40%	31.90%	32.10%
Company's non-qualified and incentive stock option right activity for employees and nonemployee directors
Outstanding beginning of year, Optioned Shares	10,897,652	10,270,899	9,806,292
Granted, Optioned Shares	1,586,984	1,802,432	1,809,095
Exercised, Optioned Shares	(2,436,639)	(1,075,395)	(1,275,151)
Forfeited, Optioned Shares	(34,999)	(70,428)	(50,362)
Expired, Optioned Shares	(3,613)	(29,856)	(18,975)
Outstanding end of year, Optioned Shares	10,009,385	10,897,652	10,270,899
Outstanding beginning of year, Weighted- Average Exercise Price Per Share	$ 50.3	$ 46.48	$ 42.95
Granted, Weighted- Average Exercise Price Per Share	$ 72.48	$ 62.73	$ 53.96
Exercised, Weighted- Average Exercise Price Per Share	$ 41.95	$ 33.73	$ 29.39
Forfeited, Weighted- Average Exercise Price Per Share	$ 58.9	$ 60.14	$ 60.6
Expired, Weighted- Average Exercise Price Per Share	$ 54.71	$ 60.45	$ 48.81
Outstanding end of year, Weighted- Average Exercise Price Per Share	$ 55.82	$ 50.3	$ 46.48
Outstanding end of year, Aggregate Intrinsic Value	$ 281,349	$ 132,139	$ 139,494
Exercisable at end of year, Optioned Shares	6,655,569	7,434,125	6,864,498
Exercisable at end of year, Weighted- Average Exercise Price Per Share	$ 50.78	$ 45.83	$ 40.93
Exercisable at end of year, Intrinsic Value	$ 220,647	$ 121,874	$ 129,096
Weighted-average per share fair value of option rights granted during the year, Optioned Shares	$ 16.83	$ 15.2	$ 13.91
Shares reserved for future grants of option rights restricted stock, Optioned Shares	9,826,006	2,483,797	4,613,129

Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of grants of restricted stock to certain officers key employees and nonemployee
Restricted stock granted	348,460	429,221	295,500
Restricted Stock [Member]
Summary of grants of restricted stock to certain officers key employees and nonemployee
Restricted stock granted	348,460	429,221	295,500
Weighted-average per share fair value of restricted stock granted during the year	$ 64.49	$ 45.85	$ 53.82

Stock-Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of the Company's restricted stock activity
Outstanding at beginning of year	1,304,386	1,166,900	1,142,600
Granted	348,460	429,221	295,500
Vested	(300,598)	(287,075)	(269,700)
Forfeited	(86,047)	(4,660)	(1,500)
Outstanding at end of year	1,266,201	1,304,386	1,166,900

Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended					12 Months Ended				12 Months Ended									12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 21, 2010	Dec. 31, 2007	Dec. 31, 2010 Employees [Member]	Dec. 31, 2009 Employees [Member]	Dec. 31, 2008 Employees [Member]	Dec. 31, 2010 Employees [Member] Restricted Stock [Member]	Dec. 31, 2010 Non-employee directors [Member]	Dec. 31, 2009 Non-employee directors [Member]	Dec. 31, 2008 Non-employee directors [Member]	Dec. 31, 2010 Non-employee directors [Member] Restricted Stock [Member]	Apr. 19, 2006 Employee Stock Option [Member]	Dec. 31, 2010 Non-employee Plan [Member]	Dec. 31, 2009 Non-employee Plan [Member]	Dec. 31, 2008 Non-employee Plan [Member]	Apr. 19, 2006 Non-employee Plan [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2010 Stock Option [Member]
Additional Stock Based Compensation (Textuals) [Abstract]
Number of shares authorized under 2006 Equity and Performance Incentive Plan														10,000,000				200,000
Unrecognized stock-based compensation expense	$ 56,690,000								$ 20,189,000						$ 1,096,000					$ 35,405,000
Estimated forfeiture rate																				3.16%
Intrinsic value of exercised option rights						74,440,000	26,684,000	34,676,000		626,000	497,000	497,000
Outstanding option rights	10,009,385	10,897,652	10,270,899		9,806,292										37,500	51,667	65,667
Unrecognized stock-based compensation expense, Weighted-average period recognition	1.44												1.55						1.17	1.54
Stock Based Compensation (Textuals) [Abstract]
Increase in number of shares authorized under 2006 Equity and Performance Incentive Plan				9,200,000
Number of shares authorized under Employee Plan				19,200,000
Stock-based compensation expense	42,276,000	23,271,000	41,114,000
Reduction in stock-based compensation expense		21,958,000
Income tax benefit related to stock-based compensation expense	16,290,000	8,963,000	15,799,000
Increase in net income		13,501,000
Increase in basic and diluted earnings per share		$ 0.12
Reduction In Basic Net Income per common share due to stock-based compensation expense	$ 0.24
Reduction In Diluted Net Income per common share due to stock- based compensation expense	$ 0.24
Total Fair Value of Options Vested	25,073,000	24,867,000	22,824,000
Shares reserved for future grants of option rights and restricted stock	9,826,006	2,483,797	4,613,129
Weighted average remaining term for options outstanding	6.76	6.73	6.85
Weighted average remaining term for options exercisable	$ 5.58	$ 5.6	$ 5.72

Other (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other general expense - net
Provisions for environmental matters-net	$ 7,089	$ 24,705	$ 6,947
Loss on disposition of assets	2,720	972	6,440
Net (income) expense of exit or disposal activities	(6,006)	7,943	5,932
Total	3,803	33,620	19,319
Other (income) expense - net
Dividend and royalty income	(3,857)	(3,240)	(4,303)
Net expense from financing and investing activities	9,256	5,302	3,570
Foreign currency transaction related losses	22	4,926	10,587
Other income	(14,059)	(16,225)	(9,369)
Other expense	7,857	7,494	4,583
Total	(781)	(1,743)	5,068
Other (Textuals) [Abstract]
Maximum amount for item in other income or other expense	$ 1,500

Income Taxes (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred tax assets:
Exit costs, environmental and other similar items	$ 64,773	$ 82,378	$ 76,237
Deferred employee benefit items	57,810	65,550	61,340
Other items (each less than 5 percent of total assets)	79,014	111,094	106,341
Total deferred tax assets	201,597	259,022	243,918
Deferred tax liabilities:
Depreciation and amortization	165,917	161,916	144,715
Current:
Current Federal	127,498	151,492	144,789
Current Foreign	50,765	25,964	34,367
Current State and local	16,966	18,118	28,078
Total current	195,229	195,574	207,234
Deferred:
Deferred Federal	27,903	(4,887)	25,668
Deferred Foreign	(7,145)	(1,592)	(666)
Deferred State and local	(688)	(2,126)	5,363
Total deferred	20,070	(8,605)	30,365
Total provisions for income taxes	215,299	186,969	237,599
Components of income before income taxes and minority interest as used for income
Domestic	539,120	591,558	602,934
Foreign	138,664	31,259	111,541
Total	$ 677,784	$ 622,817	$ 714,475

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
Effect of State and local income taxes	1.60%	1.70%	3.00%
Effect of Investment vehicles	(1.60%)	(3.60%)	(1.90%)
Effect of ESOP dividends	(1.80%)	(2.00%)	(1.80%)
Domestic production activities	(2.50%)	(1.70%)	(1.10%)
Other - net	1.10%	0.60%	0.10%
Effective tax rate	31.80%	30.00%	33.30%
Reconciliation of unrecognized tax
Balance at beginning of year	$ 36,963	$ 38,051	$ 39,378
Additions based on tax positions related to the current year	7,502	3,357	3,709
Additions for tax positions of prior years	1,841	9,170	4,212
Reductions for tax positions of prior years	(13,516)	(4,111)	(3,863)
Settlements	(55)	(7,937)	(3,212)
Lapses of Statutes of Limitations	(1,467)	(1,567)	(2,173)
Balance at end of year	$ 31,268	$ 36,963	$ 38,051

Income Taxes (Details 2) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textuals) [Abstract]
Valuation reserves for other deferred tax assets	$ 17,756	$ 15,735	$ 6,611
Effect of the repatriation provisions of the American Jobs Creation Act of 2004 and the provisions of the Income Taxes Topic of the ASC	1,885	1,899	(1,337)
Retained earnings invested by foreign subsidiaries for which provision was not made	17,581
Unrecognized tax benefits adjusted	27,428	32,543	32,420
Tax positions amount included in balance of unrecognized tax benefits	6,003
Income tax interest and penalties	1,544	3,157	215
Accrued income tax interest and penalties	$ 10,197	$ 11,783	$ 15,563

Net Income Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Basic
Average common shares outstanding									107,021,624		113,514,399		116,835,433
Net income	$ 72,918	$ 175,258	$ 181,706	$ 32,603	$ 65,338	$ 175,208	$ 158,023	$ 37,279	$ 462,485		$ 435,848		$ 476,876
Less net income allocated to unvested restricted shares									(4,817)		(4,504)		(4,728)
Net income allocated to common shares									457,668		431,344		472,148
Net income per common share	$ 0.68	$ 1.63	$ 1.67	$ 0.3	$ 0.59	$ 1.53	$ 1.36	$ 0.32	$ 4.28	[1]	$ 3.8	[1]	$ 4.04	[1]
Diluted
Average common shares outstanding									107,021,624		113,514,399		116,835,433
Stock options and other contingently issuable shares									1,763,893	[2]	943,089	[2]	1,342,546	[2]
Average common shares outstanding assuming dilution									108,785,517		114,457,488		118,177,979
Net income	72,918	175,258	181,706	32,603	65,338	175,208	158,023	37,279	462,485		435,848		476,876
Less net income allocated to unvested restricted shares assuming dilution									(4,749)		(3,679)		(4,695)
Net income allocated to common shares assuming dilution									$ 457,736		$ 432,169		$ 472,181
Net income per common share	$ 0.67	$ 1.6	$ 1.64	$ 0.3	$ 0.58	$ 1.51	$ 1.35	$ 0.32	$ 4.21	[1]	$ 3.78	[1]	$ 4	[1]
Net Income Per Common Share (Textuals) [Abstract]
Average common shares outstanding, anti-dilutive									1,544,620		4,759,922		3,136,935
Percent common shares representing outstanding shares	99.00%								99.00%
Percent restricted shares representing outstanding shares	1.00%								1.00%

[1]	Presented using the two-class method. See Note 16.
[2]	Stock options and other contingently issuable shares excludes 1,544,620, 4,759,922 and 3,136,935 shares at December 31, 2010, 2009 and 2008, respectively, due to their anti-dilutive effect.

Summary of Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Summary of quarterly results of operations
Net sales	$ 1,895,619	$ 2,172,259	$ 2,143,064	$ 1,565,482	$ 1,598,836	$ 1,996,909	$ 1,947,827	$ 1,550,677	$ 7,776,424		$ 7,094,249		$ 7,979,727
Gross profit	845,632	971,585	971,893	691,968	758,238	928,983	895,342	680,606	3,481,078		3,263,169		3,498,800
Net income	72,918	175,258	181,706	32,603	65,338	175,208	158,023	37,279	462,485		435,848		476,876
Net income per common share - basic	$ 0.68	$ 1.63	$ 1.67	$ 0.3	$ 0.59	$ 1.53	$ 1.36	$ 0.32	$ 4.28	[1]	$ 3.8	[1]	$ 4.04	[1]
Net income per common share - diluted	$ 0.67	$ 1.6	$ 1.64	$ 0.3	$ 0.58	$ 1.51	$ 1.35	$ 0.32	$ 4.21	[1]	$ 3.78	[1]	$ 4	[1]
Summary of Quarterly Results of Operations (Unaudited) (Textuals) [Abstract]
Increase in fourth quarter net income	9,468				28,941
Increase in fourth quarter net income, per share	$ 0.09				$ 0.25
Increase in gross profit	12,622				39,197
Annual physical inventory adjustment	9,146				38,047
Selling, general and administrative expenses decreased	$ 2,798				$ 7,938

[1]	Presented using the two-class method. See Note 16.

Operating Leases (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Future minimum lease payments under noncancellable operating leases
2011	$ 238,806
2012	208,020
2013	173,932
2014	141,931
2015	107,126
Later years	188,411
Total minimum lease payments	1,058,226
Operating Leases (Textuals) [Abstract]
Rental expenses	282,309	284,078	271,373
Contingent rental included in rent expense	$ 37,602	$ 36,228	$ 32,385

Reportable Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reportable segment information
Net external sales	$ 7,776,000	$ 7,094,000	$ 7,980,000
Total net sales and intersegment transfers	7,776,000	7,094,000	7,980,000
Segment profit	948,000	822,000	940,000
Interest expense	(70,595)	(40,026)	(65,684)
Administrative expenses and other	(199,000)	(159,000)	(160,000)
Income before income taxes	678,000	623,000	714,000
Identifiable assets	5,169,000	4,324,000	4,416,000
Capital expenditures	125,000	91,000	117,000
Depreciation	140,000	145,000	143,000
Paint Stores Group [Member]
Reportable segment information
Net external sales	4,381,000	4,209,000	4,835,000
Total net sales and intersegment transfers	4,381,000	4,209,000	4,835,000
Segment profit	620,000	600,000	648,000
Income before income taxes	620,000	600,000	648,000
Reportable operating segment margins	14.20%	14.30%	13.40%
Identifiable assets	1,238,000	1,187,000	1,371,000
Capital expenditures	51,000	40,000	57,000
Depreciation	47,000	48,000	50,000
Consumer Group [Member]
Reportable segment information
Net external sales	1,298,000	1,225,000	1,272,000
Intersegment transfers	1,453,000	1,253,000	1,652,000
Total net sales and intersegment transfers	2,751,000	2,478,000	2,924,000
Segment profit	204,000	157,000	140,000
Income before income taxes	204,000	157,000	140,000
Reportable operating segment margins	7.40%	6.30%	4.80%
Identifiable assets	1,603,000	1,524,000	1,573,000
Capital expenditures	25,000	28,000	28,000
Depreciation	39,000	50,000	44,000
Global Finishes Group [Member]
Reportable segment information
Net external sales	2,092,000	1,653,000	1,866,000
Intersegment transfers	95,000	161,000	143,000
Total net sales and intersegment transfers	2,187,000	1,814,000	2,009,000
Segment profit	124,000	65,000	152,000
Income before income taxes	124,000	65,000	152,000
Reportable operating segment margins	5.70%	3.60%	7.60%
Identifiable assets	1,526,000	927,000	937,000
Capital expenditures	38,000	21,000	25,000
Depreciation	38,000	29,000	31,000
Administrative [Member]
Reportable segment information
Net external sales	5,000	7,000	7,000
Intersegment transfers	(1,548,000)	(1,414,000)	(1,795,000)
Total net sales and intersegment transfers	(1,543,000)	(1,407,000)	(1,788,000)
Interest expense	(71,000)	(40,000)	(66,000)
Administrative expenses and other	(199,000)	(159,000)	(160,000)
Income before income taxes	(270,000)	(199,000)	(226,000)
Identifiable assets	802,000	686,000	535,000
Capital expenditures	11,000	2,000	7,000
Depreciation	16,000	18,000	18,000
Consolidated foreign subsidiaries [Member]
Reportable segment information
Net external sales	1,468,116	1,025,824	1,119,337
Segment profit	$ 86,951	$ 27,028	$ 73,569

Reportable Segment Information (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reportable Segment Information (Textuals) [Abstract]
Net external sales	$ 7,776,000	$ 7,094,000	$ 7,980,000
Segment profit	948,000	822,000	940,000
Total Assets	5,169,235	4,323,855	4,415,759
Additional Reportable Segment Information (Textuals) [Abstract]
Number of reportable operating segments	3
Number of stores acquired			172
Aggregate total of long-lived assets	2,955,513	2,553,836	2,506,555
Export sales to individual customer	Less than 10 % of consolidated sales to unaffiliated customers
Paint Stores Group [Member]
Reportable Segment Information (Textuals) [Abstract]
Net external sales	4,381,000	4,209,000	4,835,000
Number of company-operated specialty paint stores	3,390
Number of net new stores	36	8	21
New stores opened	49
Segment profit	620,000	600,000	648,000
Paint Stores Group [Member] | United States Of America [Member]
Reportable Segment Information (Textuals) [Abstract]
New stores opened	40
Number of stores closed	13
Paint Stores Group [Member] | Canada [Member]
Reportable Segment Information (Textuals) [Abstract]
New stores opened	6
Paint Stores Group [Member] | Jamaica [Member]
Reportable Segment Information (Textuals) [Abstract]
New stores opened	1
Consumer Group [Member]
Reportable Segment Information (Textuals) [Abstract]
Net external sales	1,298,000	1,225,000	1,272,000
Mark-up on intersegment transfers realized as a result of external sales included in segment profit	22,000	19,000	26,000
Percent of the total sales of the Consumer Group including inter-segment transfers, represented products sold through the Paint Stores Group	53.00%
Segment profit	204,000	157,000	140,000
Global Finishes Group [Member]
Reportable Segment Information (Textuals) [Abstract]
Net external sales	2,092,000	1,653,000	1,866,000
Number of company-operated specialty paint stores	564
New stores opened	35
Number of stores closed	10
Net increase in branches	25
Number of subsidiaries in foreign countries	45
Number of foreign joint ventures	3
Income from licensing agreements in number of foreign countries	16
Number of operating segments are aggregated to form the Global Finishes Group	2
Segment profit	124,000	65,000	152,000
Global Finishes Group [Member] | United States Of America [Member]
Reportable Segment Information (Textuals) [Abstract]
New stores opened	1
Number of stores closed	5
Global Finishes Group [Member] | Canada [Member]
Reportable Segment Information (Textuals) [Abstract]
New stores opened	2
Global Finishes Group [Member] | South America [Member]
Reportable Segment Information (Textuals) [Abstract]
New stores opened	9
Number of stores closed	3
Global Finishes Group [Member] | Mexico [Member]
Reportable Segment Information (Textuals) [Abstract]
New stores opened	6
Number of stores closed	1
Administrative [Member]
Reportable Segment Information (Textuals) [Abstract]
Net external sales	5,000	7,000	7,000
Consolidated foreign subsidiaries [Member]
Reportable Segment Information (Textuals) [Abstract]
Net external sales	1,468,116	1,025,824	1,119,337
Segment profit	86,951	27,028	73,569
Long-lived assets	664,547	249,345	207,740
Total Assets	$ 1,467,969	$ 753,915	$ 666,881
Percent of total assets of consolidated foreign subsidiaries to Companys total assets	28.40%	17.40%	15.10%
Canada [Member]
Reportable Segment Information (Textuals) [Abstract]
Number of stores closed	1
Trinidad [Member]
Reportable Segment Information (Textuals) [Abstract]
New stores opened	2
Europe [Member]
Reportable Segment Information (Textuals) [Abstract]
New stores opened	16
Thailand [Member]
Reportable Segment Information (Textuals) [Abstract]
New stores opened	1